As Filed with the United States Securities and Exchange Commission on December 18, 2025.
1933 Act Registration No. 033-19862
1940 Act Registration No. 811-05460

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 77	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 81	☒

AIM TREASURER'S SERIES TRUST
(INVESCO TREASURER'S SERIES TRUST)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Melanie Ringold, Esquire
11 Greenway Plaza, Houston, TX 77046
(Name and Address of Agent for Service)

Copy to:
Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th FL New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena M. Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
_	immediately upon filing pursuant to paragraph (b)
X	on December 19, 2025 pursuant to paragraph (b)
_	60 days after filing pursuant to paragraph (a)
_	on (date), pursuant to paragraph (a)
_	75 days after filing pursuant to paragraph (a)(2)
_	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
_	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
December 19, 2025

Invesco Premier Portfolio  (IMRXX)
Invesco Premier U.S. Government Money Portfolio  (FUGXX)
Investor Classes
Investor Class shares of the Fund are offered only to grandfathered investors.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in each Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in each Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time including during periods of market stress.

        Invesco Treasurer's Series Trust

Fund Summaries

Invesco Premier Portfolio
Investment Objective(s)
The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class:	Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Class:	Investor
Management Fees	0.25%

Distribution and/or Service (12b-1) Fees	None

Total Annual Fund Operating Expenses	0.25

Fee Waiver and/or Expense Reimbursement[1]	0.07

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$18	$73	$134	$311
Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund intends to qualify as a Retail Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the “Shareholder Account Information – Purchasing Shares” section of this Prospectus. The Fund invests in conformity with the U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board). Government Security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Adviser's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to
1        Invesco Treasurer's Series Trust

reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders,
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administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

Investor Class	Period Ended	Returns
Year-to-date	September 30, 2025	3.31%
Best Quarter	December 31, 2023	1.37%
Worst Quarter	December 31, 2021	0.00%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Investor Class	4/26/1988	5.33%	2.54%	1.84%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Purchase and Sale of Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
Investor Class shares of the Fund are offered only to grandfathered investors. The minimum investments for Investor Class shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.
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Invesco Premier U.S. Government Money Portfolio
Investment Objective(s)
The Fund's investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class:	Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Class:	Investor
Management Fees	0.25%

Distribution and/or Service (12b-1) Fees	None

Total Annual Fund Operating Expenses	0.25

Fee Waiver and/or Expense Reimbursement[1]	0.07

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier U.S. Government Money Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$18	$73	$134	$311
Principal Investment Strategies of the Fund
The Fund invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.
The Fund is a Government Money Market Fund as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco pursuant to guidelines approved by the Fund's Board.
The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in (i) direct obligations of the U.S. Treasury, (ii) other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. Direct obligations of the U.S. Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash.
The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial
4        Invesco Treasurer's Series Trust

strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

Investor Class	Period Ended	Returns
Year-to-date	September 30, 2025	3.21%
Best Quarter	December 31, 2023	1.33%
Worst Quarter	December 31, 2021	0.00%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Investor Class	4/26/1991	5.18%	2.41%	1.69%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
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Investor Class shares of the Fund are offered only to grandfathered investors. The minimum investments for Investor Class shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Invesco Premier Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund intends to qualify as a Retail Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the “Shareholder Account Information – Purchasing Shares” section in this Prospectus. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco pursuant to guidelines approved by the Fund's Board. Government Security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Adviser's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and ESG considerations. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The
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Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential, and could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as non-U.S. issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.
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Market Disruption Risks Related to Armed Conflict and Geopolitical Tension. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example the continuing conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value
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of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund's investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the ability to accurately assess credit quality, which could negatively impact the Fund’s performance. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Invesco Premier U.S. Government Money Portfolio
Objective(s) and Strategies
The Fund’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
The Fund invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio
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securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets (plus any borrowings for investment purposes) in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in (i) direct obligations of the U.S. Treasury, (ii) other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. Direct obligations of the U.S. Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco pursuant to guidelines approved by the Fund’s Board.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential, and could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs and potentially lower the Fund’s performance returns.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes
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rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as non-U.S. issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.
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Market Disruption Risks Related to Armed Conflict and Geopolitical Tension. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example the continuing conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
Information concerning the Funds' portfolio holdings as well as their dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day or subsequent calendar day of the preceding month will be posted on their website no later than five business days after the end of the month and remain posted on the website for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Funds (the Sub-Advisers), other than Invesco Premier U.S. Government Money Portfolio. Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended August 31, 2025, the Adviser received compensation of 0.18% of Invesco Premier Portfolio's average daily net assets, after fee waiver and/or expense reimbursement, if any.
During the fiscal year ended August 31, 2025, the Adviser received compensation of 0.18% of Invesco Premier U.S. Government Money Portfolio's average daily net assets, after fee waiver and/or expense reimbursement, if any.
The Adviser is responsible for all of the Funds' expenses, other than (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund, (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies and (iv) Rule 12b-1 fees and expenses.
10        Invesco Treasurer's Series Trust

The Adviser, Invesco Distributors, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds' shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds' SAI for more information about these types of payments.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available on the Funds’ website and in each Fund’s report filed on Form N-CSR for each Fund’s most recent annual or semi-annual fiscal period.

Other Information
Dividends and Distributions
Each Fund expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Dividends
Each Fund generally declares dividends, if any, daily and pays them monthly.
Dividends are paid on settled shares of each Fund as of 5:30 p.m. Eastern Time. If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by each Fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that a Fund closes early, are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares-Timing of Orders” for a description of the Funds’ business days.
Capital Gains Distributions
Each Fund generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. Each Fund does not expect to realize any long-term capital gains and losses.
11        Invesco Treasurer's Series Trust

Financial Highlights
The financial highlights show each Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of each Fund or any of its share classes. The financial highlights table is intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is available on each Fund’s website and is included in each Fund’s Form N-CSR filed with the SEC, which is available upon request.
Investor Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/25	$1.00	$0.05	$0.00	$0.05	$(0.05)	$1.00	4.62%	$283,867	0.18%	0.25%	4.50%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.54	152,477	0.18	0.25	5.39
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.49	158,473	0.18	0.25	4.62
Year ended 08/31/22	1.00	0.01	0.00	0.01	(0.01)	1.00	0.51	43,003	0.18	0.25	0.61
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	45,025	0.18	0.25	0.07

Invesco Premier U.S. Government Money Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.50	1,522,789	0.18	0.25	4.39
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.36	404,892	0.18	0.25	5.23
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	341,727	0.18	0.25	4.42
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	51,389	0.14	0.25	0.59
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	39,160	0.12	0.25	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
12        Invesco Treasurer's Series Trust

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year*; and
■
The Funds' current annual expense ratios include, if applicable, any contractual fee waiver or expense reimbursement that would apply for the period for which it was committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds' classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

*As a money market fund, the fund's average return is generally lower than 5%.

Invesco Premier Portfolio — Investor Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.18%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	4.82%	9.80%	15.02%	20.48%	26.20%	32.19%	38.47%	45.05%	51.94%	59.16%
End of Year Balance	$10,482.00	$10,979.90	$11,501.45	$12,047.77	$12,620.04	$13,219.49	$13,847.42	$14,505.17	$15,194.17	$15,915.89
Estimated Annual Expenses	$18.43	$26.83	$28.10	$29.44	$30.83	$32.30	$33.83	$35.44	$37.12	$38.89

Invesco Premier U.S. Government Money Portfolio — Investor Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.18%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	4.82%	9.80%	15.02%	20.48%	26.20%	32.19%	38.47%	45.05%	51.94%	59.16%
End of Year Balance	$10,482.00	$10,979.90	$11,501.45	$12,047.77	$12,620.04	$13,219.49	$13,847.42	$14,505.17	$15,194.17	$15,915.89
Estimated Annual Expenses	$18.43	$26.83	$28.10	$29.44	$30.83	$32.30	$33.83	$35.44	$37.12	$38.89

1
Your actual expenses may be higher or lower than those shown.
13        Invesco Treasurer's Series Trust

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about the Invesco Funds and their share classes that have different fees and expenses. Certain Invesco Funds have their own “Shareholder Account Information Section” that should be consulted for specific information related to those Funds.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section
401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account & Services,” then click on “Accounts Overview.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year if a commission has been paid	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[3]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—12/25

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Automatic conversion to Class A shares.[4] See “Automatic Conversion of Class C and Class CX Shares” herein.	▪ Intended for Retirement and Benefit Plans[5]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
▪ Purchase maximums apply
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions in most cases.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund-Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
4
Class C and CX shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio automatically convert into Invesco Cash Reserve Share Class.
5
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary-Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Income Advantage U.S. Fund, Invesco International Value Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX and CX Shares
Class AX and CX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX or CX of Invesco Government Money Market Fund may make additional purchases into Class AX and CX, respectively, of Invesco Government Money Market Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include CX shares of Invesco Government Money Market Fund, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley
A-2        The Invesco Funds

funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Closure of Class R5 shares
The Fund discontinued sales of its Class R5 shares to new investors after the close of business on September 30, 2024. Existing investors who were invested in Class R5 shares of the Fund on September 30, 2024, and who remain invested in Class R5 shares of the Fund after that date, may continue to make additional purchases of Class R5 shares of the Fund. Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Class R5 shares of the Fund and may add new participant accounts at the plan level that may purchase Class R5 shares of the Fund if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan were invested in Class R5 shares of the Fund as of September 30, 2024 and remain invested in Class R5 shares of the Fund after that date.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019, or if you currently own Class Y shares held in a previously eligible account (as outlined in (i) in the above paragraph) for which you no longer have a financial intermediary.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	4.25%	4.44%

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	3.25%	3.36%

$100,000 but less than	$250,000	2.75	2.83

$250,000 but less than	$500,000	1.75	1.78

$500,000 but less than	$1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
■
Certain participants in Employer-Sponsored IRA Plans utilizing Invesco Trust Company custodial accounts who were offered Class A shares without an initial sales charge prior to December 15, 2023, and who continue to purchase Class A shares.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
A-4        The Invesco Funds

Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below and to Invesco funds that offer the share class(es) to which the arrangements relate. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
■
Transaction size breakpoints, as described in this prospectus or the SAI.
■
Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
■
shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
■
shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
■
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■
redemptions made in connection with a return of excess contributions from an IRA account
■
shares purchased through a Right of Reinstatement (as defined above)
■
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

D.A. Davidson & Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
A-5        The Invesco Funds

■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after August 28, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Breakpoints
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letter of Intent (“LOI”)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.
The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
■
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
● The redemption and repurchase occur in the same account.
● The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529-A shares made for recontribution of refunded amounts.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
A-6        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
● Initial purchase minimum: $250
● Subsequent purchase minimum: none
Minimum Balances
● Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○ A fee-based account held on an Edward Jones platform
○ A 529 account held on an Edward Jones platform
○ An account with an active systematic investment plan or LOI
Exchanging Share Classes
● At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C Shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
A-7        The Invesco Funds

Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus or SAI. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
■
Front-end Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs,
Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
■
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following
A-8        The Invesco Funds

the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.
Share Classes
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
■
Class C shares: only in accounts with existing Class C share holdings.
Breakpoints
■
Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Invesco funds held by the shareholder on the PSS Platform. It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Invesco Fund purchased with a sales charge. No shares of Invesco funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Invesco Fund purchased on the PSS platform.
■
Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
■
ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).
Letter of Intent (“LOI”)
■
By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
■
Only holdings of Invesco funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Invesco funds on the PSS platform, or other facts qualifying the purchaser for this discount.
■
Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
■
If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform
■
Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above and condition
A-9        The Invesco Funds

the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated and its broker dealer affiliates (“Stifel”)
Effective December 20, 2024, shareholders purchasing or holding Invesco shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of Accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Invesco funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
A-10        The Invesco Funds

Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Invesco funds.
■
Shares purchased from the proceeds of redeemed shares of Invesco funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

UBS Financial Services Inc. (“UBS”)
Pursuant to an agreement with the Distributor, UBS may offer Class Y shares to its retail brokerage clients whose shares are held in omnibus accounts at UBS, or its designee. For these clients, UBS may charge commissions or transaction fees with respect to brokerage transactions in Class Y shares. The minimum investment for Class Y shares is waived for transactions through such brokerage platforms at UBS. Please contact your
UBS representative for more information about these fees and other eligibility requirements.

Qualifying for Reduced Sales Charges and Sales Charge Exceptions
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner;
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof); and
5.
certain participants utilizing an Invesco 403(b)(7) Custodial Account who were granted ROA at the plan level (as described below) prior to December 15, 2023, and who continue to purchase Class A shares.
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, and each new participant account is established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
The Fund's transfer agent may link new participant accounts in Employer Sponsored Retirement and Benefit Plans (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) and Employer Sponsored IRAs at the plan level for ROA for the purpose of qualifying those participants for lower initial sales charge rates.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
A-11        The Invesco Funds

Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. If you redeem your shares during the first year since your purchase has been made you will be assessed a CDSC as disclosed in the “Fees and Expenses - Shareholder Fees” table in the prospectus, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
Effective November 1, 2021, Class C shares of Invesco Short Term Bond Fund are subject to a CDSC. If you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC prior to November 1, 2021, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class R shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day,
A-12        The Invesco Funds

the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-13        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

A-14        The Invesco Funds

How to Redeem Shares

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Certain Funds have a line of credit, as disclosed in such Funds’ principal investment strategy and risk disclosures that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
As “Government Money Market Funds” under Rule 2a-7, Invesco Government Money Market Fund, Invesco Premier U.S. Government Portfolio and Invesco U.S. Government Money Portfolio are not subject to discretionary liquidity fee requirements on fund redemptions which might apply to other types of funds. In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to discretionary liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares before the policy change became effective.
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
A-15        The Invesco Funds

Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a financial intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the financial intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the financial intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent has previously provided check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
Effective August 28, 2023, the Funds’ transfer agent ceased accepting Check Writing authorization forms and, effective December 31, 2023, the Fund’s transfer agent ceased accepting checks as a valid form of redemption.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay
A-16        The Invesco Funds

payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months for any reason, including market fluctuation, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance
A low balance fee of $12 per year (the Low Balance Fee) may be deducted annually from all accounts held in the Funds (each a Fund Account) with a value less than $750 (the Low Balance Amount). The Low Balance Fee and Low Balance Amount are determined by the Funds and the Adviser, and may be adjusted for any year depending on various factors, including market conditions. The Low Balance Fee, Low Balance Amount and the date on which the Low Balance Fee will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee is collected by the Funds' transfer agent by redeeming sufficient shares from the shareholder's Fund Account, and is used to reduce the expenses that would otherwise be payable by the Funds to the Funds' transfer agent under the Funds' agreement with the transfer agent.
The Low Balance Fee and Low Balance Amount do not apply to Fund Accounts held in a Retirement and Benefit Plan for which an Invesco Affiliate acts as the plan document provider or custodian for underlying participant or IRA accounts. However, for purposes of all other Retirement and Benefit Plans, the Low Balance Fee and Low Balance Amount shall apply to each Fund Account (as appropriate) that is maintained by the Funds' transfer agent in the underlying participant or IRA Account.
The Funds and the Adviser reserve the right to waive the Low Balance Fee, change the Low Balance amount or modify the conditions for assessment of the Low Balance Fee at any time.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another
Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):

Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*
* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund
Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund (the “Interval Funds”) are closed-end interval funds that continuously offer their shares pursuant to the terms and conditions of their prospectuses. The Adviser is the investment adviser for the Interval Funds. As with the Invesco Funds, you generally may exchange your shares of any Invesco Fund for the same class of shares of the Interval Funds. Please refer to the prospectuses for the Interval Funds for more information, including the share classes offered by each Interval Fund and limitations on exchanges out of the Interval Funds.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
A-17        The Invesco Funds

Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase automatically convert into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares automatically convert into the Fund’s Invesco Cash Reserve Share Class and all existing Class C shares of Invesco Short Term Municipal Fund converted to Class A shares of that Fund at the end of June 2022 (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy occurred at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds, Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without
A-18        The Invesco Funds

prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases
A-19        The Invesco Funds

and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in
A-20        The Invesco Funds

similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Funds (except as noted below) value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The Funds that operate as government money market or retail money market funds value all of their securities at amortized cost.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Where a final settlement price exists, exchange traded options are valued at the final settlement price from the exchange where the option principally trades. When a final settlement price does not exist, exchange traded options shall be valued at the mean of the last bid/ask quotation generally from the exchange where the option principally trades. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Rights and Warrants. Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by a clearing house or an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco
Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Floating Rate ESG Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Gold & Special Minerals Fund, Invesco International Bond Fund, Invesco Multi-Strategy Fund and Invesco Senior Floating Rate Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
A-21        The Invesco Funds

Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed. Shares of the Funds will also generally be priced throughout the day for the purpose of fulfilling intraday purchase or redemption orders.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that the deferred tax asset balance will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified
A-22        The Invesco Funds

foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute
A-24        The Invesco Funds

securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds only)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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A federal excise tax on stock repurchases is expected to apply to the Fund with respect to share redemptions occurring on or after January 1, 2023, in accordance with the provisions of the Inflation Reduction Act of 2022. The excise tax is 1% of the fair market value of Fund share redemptions less the fair market value of Fund share issuances (in excess of $1 million of fair market value) annually on a taxable year basis.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the
A-25        The Invesco Funds

Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax-deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■
At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
■
By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
■
A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■
Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■
Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■
Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or
A-26        The Invesco Funds

similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■
Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
■
Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by one of the following methods:
• Accessing your account online at invesco.com/us.
• Accessing your account balance through the automated Invesco Investor Line at 800 246 5463.
• Contacting us by phone or in writing for any matter related to your account.
A-27        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR you will find each Fund’s annual and semi-annual financial statements. Each Fund also files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-MFP, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports or financial statements via our website: www.invesco.com/us
Reports and other information about each Fund are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio SEC 1940 Act file number: 811-05460

invesco.com/us	CM-I-TST-PRO-1

Prospectus
December 19, 2025

Invesco Premier Portfolio  (IPPXX)
Invesco Premier U.S. Government Money Portfolio  (IUGXX)
Institutional Classes
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in each Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in each Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time including during periods of market stress.

        Invesco Treasurer's Series Trust

Fund Summaries

Invesco Premier Portfolio
Investment Objective(s)
The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class:	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Institutional
Management Fees	0.25%

Distribution and/or Service (12b-1) Fees	None

Total Annual Fund Operating Expenses	0.25

Fee Waiver and/or Expense Reimbursement[1]	0.07

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$18	$73	$134	$311

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the
Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund intends to qualify as a Retail Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the “Shareholder Account Information – Purchasing Shares” section of this Prospectus. The Fund invests in conformity with the U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board). Government Security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Adviser's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money
1        Invesco Treasurer's Series Trust

market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders,
2        Invesco Treasurer's Series Trust

administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

Institutional Class	Period Ended	Returns
Year-to-date	September 30, 2025	3.31%
Best Quarter	December 31, 2023	1.37%
Worst Quarter	December 31, 2021	0.00%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Institutional Class	2/25/2005	5.33%	2.54%	1.84%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Purchase and Sale of Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. You may purchase or redeem shares of the Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through our website.
The minimum investments for Institutional Class shares for fund accounts are as follows:
Initial Investments Per Fund Account*	$ 1,000

Additional Investments Per Fund Account	No minimum

*
An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Invesco Premier U.S. Government Money Portfolio
Investment Objective(s)
The Fund's investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
3        Invesco Treasurer's Series Trust

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class:	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Institutional
Management Fees	0.25%

Distribution and/or Service (12b-1) Fees	None

Total Annual Fund Operating Expenses	0.25

Fee Waiver and/or Expense Reimbursement[1]	0.07

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier U.S. Government Money Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$18	$73	$134	$311

Principal Investment Strategies of the Fund
The Fund invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.
The Fund is a Government Money Market Fund as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco pursuant to guidelines approved by the Fund's Board.
The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in (i) direct obligations of the U.S. Treasury, (ii) other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. Direct obligations of the U.S. Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash.
The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
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Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

Institutional Class	Period Ended	Returns
Year-to-date	September 30, 2025	3.21%
Best Quarter	December 31, 2023	1.33%
Worst Quarter	December 31, 2021	0.00%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Institutional Class	6/28/2006	5.18%	2.41%	1.69%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through our website.
The minimum investments for Institutional Class shares fund accounts are as follows:
Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

*
An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a
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401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Invesco Premier Portfolio
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund intends to qualify as a Retail Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the “Shareholder Account Information – Purchasing Shares” section in this Prospectus. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco pursuant to guidelines approved by the Fund's Board. Government Security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Adviser's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and ESG considerations. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis
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applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential, and could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as non-U.S. issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.
■
Market Disruption Risks Related to Armed Conflict and Geopolitical Tension. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example the continuing conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited
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information about the issuer of a restricted security and therefore may be less able to predict a loss.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund's investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the ability to accurately assess credit quality, which could negatively impact the Fund’s performance. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Invesco Premier U.S. Government Money Portfolio
Objective(s) and Strategies
The Fund’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
The Fund invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets (plus any borrowings for investment purposes) in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in (i) direct obligations of the U.S. Treasury, (ii) other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. Direct obligations of the U.S. Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments.
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The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco pursuant to guidelines approved by the Fund’s Board.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential, and could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs and potentially lower the Fund’s performance returns.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may
9        Invesco Treasurer's Series Trust

also impact the ability to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as non-U.S. issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.
■
Market Disruption Risks Related to Armed Conflict and Geopolitical Tension. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example the continuing conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
Information concerning the Funds' portfolio holdings as well as their dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day or subsequent calendar day of the preceding month will be posted on their website no later than five business days after the end of the month and remain posted on the website for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Funds (the Sub-Advisers), other than Invesco Premier U.S. Government Money Portfolio. Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended August 31, 2025, the Adviser received compensation of 0.18% of Invesco Premier Portfolio's average daily net assets, after fee waiver and/or expense reimbursement, if any.
During the fiscal year ended August 31, 2025, the Adviser received compensation of 0.18% of Invesco Premier U.S. Government Money Portfolio's average daily net assets, after fee waiver and/or expense reimbursement, if any.
The Adviser is responsible for all of the Funds' expenses, other than (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund, (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies and (iv) Rule 12b-1 fees and expenses.
The Adviser, Invesco Distributors, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds' shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds' SAI for more information about these types of payments.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of
10        Invesco Treasurer's Series Trust

each Fund is available on the Funds’ website and in each Fund’s report filed on Form N-CSR for each Fund’s most recent annual or semi-annual fiscal period.

Other Information
Dividends and Distributions
Each Fund expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
Dividends
Each Fund generally declares dividends, if any, daily and pays them monthly.
Dividends are paid on settled shares of each Fund as of 5:30 p.m. Eastern Time. If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by each Fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that a Fund closes early, are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares-Timing of Orders” for a description of the Funds’ business days.
Capital Gains Distributions
Each Fund generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. Each Fund does not expect to realize any long-term capital gains and losses.
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Financial Highlights
The financial highlights show each Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of each Fund or any of its share classes. The financial highlights table is intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is available on each Fund’s website and is included in each Fund’s Form N-CSR filed with the SEC, which is available upon request.
Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/25	$1.00	$0.05	$0.00	$0.05	$(0.05)	$1.00	4.62%	$9,414,961	0.18%	0.25%	4.50%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.54	7,565,591	0.18	0.25	5.39
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.50	4,774,723	0.18	0.25	4.62
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.51	1,742,441	0.18	0.25	0.61
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	1,182,455	0.18	0.25	0.07

Invesco Premier U.S. Government Money Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.50	22,136,303	0.18	0.25	4.39
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.36	18,887,978	0.18	0.25	5.23
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	18,958,232	0.18	0.25	4.42
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	9,933,723	0.14	0.25	0.59
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	5,381,252	0.12	0.25	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
12        Invesco Treasurer's Series Trust

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year*; and
■
The Funds' current annual expense ratios include, if applicable, any contractual fee waiver or expense reimbursement that would apply for the period for which it was committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds' classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

*As a money market fund, the fund's average return is generally lower than 5%.

Invesco Premier Portfolio — Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.18%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	4.82%	9.80%	15.02%	20.48%	26.20%	32.19%	38.47%	45.05%	51.94%	59.16%
End of Year Balance	$10,482.00	$10,979.90	$11,501.45	$12,047.77	$12,620.04	$13,219.49	$13,847.42	$14,505.17	$15,194.17	$15,915.89
Estimated Annual Expenses	$18.43	$26.83	$28.10	$29.44	$30.83	$32.30	$33.83	$35.44	$37.12	$38.89

Invesco Premier U.S. Government Money Portfolio — Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.18%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	4.82%	9.80%	15.02%	20.48%	26.20%	32.19%	38.47%	45.05%	51.94%	59.16%
End of Year Balance	$10,482.00	$10,979.90	$11,501.45	$12,047.77	$12,620.04	$13,219.49	$13,847.42	$14,505.17	$15,194.17	$15,915.89
Estimated Annual Expenses	$18.43	$26.83	$28.10	$29.44	$30.83	$32.30	$33.83	$35.44	$37.12	$38.89

1
Your actual expenses may be higher or lower than those shown.
13        Invesco Treasurer's Series Trust

Shareholder Account Information
Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Institutional class accounts are as follows:
Fund	Initial Investments*	Additional Investments
Invesco Premier Portfolio	$1,000	No minimum

Invesco Premier U.S. Government Money Portfolio	$1,000	No minimum

*
An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
How to Purchase Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For the Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the Fund’s transfer agent. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons are permitted to invest in Invesco Premier Portfolio and retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Purchase Options
	Opening An Account	Adding To An Account
Through a Financial Intermediary	Contact your financial intermediary	Same
The financial intermediary should forward your completed account application to the Funds’ transfer agent,
Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
The financial intermediary should call the Funds’ transfer agent at (800) 659-1005 to receive an account number.
The intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the Funds’ transfer agent for assistance.
By Telephone	Open your account as described above.	Call the Funds’ transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Internet	Open your account as described above.
Complete the appropriate agreement. Deliver the
application and agreement to the funds’ transfer
agent. Once your request for this option has been
processed, we will provide instructions needed to
log in to place your order through our website.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.
A-1        The Invesco Funds—Institutional Class
MCF—12/25

Redeeming Shares
Redemption Fees
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio
Through a Financial Intermediary
If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Funds’ transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern
Time on a business day in order to effect the redemption on that day.
If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a
business day, it must do so by telephone.

By Telephone
If placing a redemption request by telephone, a person who has been authorized to make account transactions must call before 5:30 p.m.
Eastern Time on a business day to effect the redemption transaction on that day.

By Internet or Fax
If placing a redemption request by internet or fax, the Funds’ transfer agent must receive your redemption request before 5:00 p.m.
Eastern Time on a business day to effect the transaction on that day.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the Funds’ transfer agent receives a redemption request in good order. The Funds’ transfer agent will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Funds’ transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Funds’ transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the Funds’ transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed, the dividends payable up to the date of redemption will normally accompany the proceeds of the redemption. You may request the transfer agent hold the dividends earned through the redemption date as accruals that will be paid or reinvested on the next dividend payment date.
Redemptions by Telephone
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated by telephone are genuine, and the Funds and the Funds’ transfer agent are not liable for telephone instructions that are reasonably believed to be genuine.
Redemptions by Internet or Fax
If you redeem via our website or fax, the Funds’ transfer agent will transmit your redemption proceeds electronically to your pre-authorized bank account. The Funds and the Funds’ transfer agent are not liable for internet or fax instructions that are not genuine.
Suspension of Redemptions
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
As a “Government Money Market Fund” under Rule 2a-7, Invesco Premier U.S. Government Money Portfolio is not subject to discretionary liquidity fee requirements on fund redemptions which might apply to other types of funds. In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to discretionary liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund's policy and have the opportunity to redeem their shares before the policy change became effective.
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to
A-2        The Invesco Funds—Institutional Class

apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, Invesco Premier Portfolio reserves the right to redeem shares in any account that the Fund cannot confirm to its satisfaction are beneficially owned by natural persons. The Fund will provide advance written notice of its intent to make any such involuntary redemptions. The Fund reserves the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Rights Reserved by the Funds
Each Fund and its agent reserve the right at any time to:
■
reject or cancel all or any part of any purchase order;
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modify any terms or conditions related to the purchase or redemption of shares of any Fund; or
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suspend, change or withdraw all or any part of the offering made by this prospectus.
Exchange Policy
You may only exchange Institutional Class shares of Invesco Premier Portfolio or Invesco Premier U.S. Government Money Portfolio for shares of other Funds in the Trust or for shares of other money market funds in Short-Term Investments Trust, but may not exchange Institutional Class shares of such Funds for retail shares of other Invesco Funds or Investor Class shares of Funds in the Trust. Exchanges into Invesco Premier Portfolio are available only to natural persons, but not institutional investors.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The net asset value determination on a business day for each of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Timing of Orders
Each Fund opens for business at 8:30 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the Funds’ transfer agent receives an order in good form. Shares of the Funds will also generally be priced throughout the day for the purpose of fulfilling intraday purchase or redemption orders.
A business day is any day that (1) both the Federal Reserve Bank of New York and the Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Each Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the Funds’ transfer agent through the NSCC, the Funds’ transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
For Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, thirty minutes prior to the Funds’ net asset value determination, a Fund may, in its discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Frequent Purchases and Redemptions of Fund Shares
The Board of the Funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Funds’ shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
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Each Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a Fund will be detrimental to the continuing operations of the Fund.
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With respect to Funds maintaining a constant net asset value, each Fund’s portfolio securities are valued on the basis of amortized cost, and the Funds seek to maintain a constant net asset value. As a result, the Funds are not subject to price arbitrage opportunities.
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With respect to Funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are
A-3        The Invesco Funds—Institutional Class

more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted. Moreover, excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
Each Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.
Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. Because a Fund is a money market fund, it does not anticipate realizing any long-term capital gains.
■
None of the dividends paid by a Fund will qualify as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Because the Funds expect to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See, “Liquidity Fees.”
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service (IRS) instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds' transfer agent at 800-659-1005 or contact your financial institution. The Funds' transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year for any matter related to your account.
A-4        The Invesco Funds—Institutional Class

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR you will find each Fund’s annual and semi-annual financial statements. Each Fund also files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-MFP, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
By Telephone:	(800) 659-1005
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports, or financial statements via our website: www.invesco.com/us
Reports and other information about each Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio SEC 1940 Act file number: 811-05460

invesco.com/us	CM-I-TST-PRO-2

Prospectus
December 19, 2025
Personal Investment Class (IPVXX)

Invesco Premier Portfolio
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time including during periods of market stress.

        Invesco Treasurer's Series Trust

Fund Summary
Investment Objective(s)
The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class:	Personal Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Personal Investment
Management Fees	0.25%

Distribution and/or Service (12b-1) Fees	0.55

Total Annual Fund Operating Expenses	0.80

Fee Waiver and/or Expense Reimbursement[1]	0.07

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.73

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Personal Investment Class	$75	$248	$437	$983

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund intends to qualify as a Retail Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the “Shareholder Account Information – Purchasing Shares” section of this Prospectus. The Fund invests in conformity with the U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board). Government Security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Adviser's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any
1        Invesco Treasurer's Series Trust

time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline
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in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

Personal Investment Class	Period Ended	Returns
Year-to-date	September 30, 2025	2.89%
Best Quarter	December 31, 2023	1.23%
Worst Quarter	March 31, 2022	0.00%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	Since Inception
Personal Investment Class	9/1/2016	4.75%	2.16%	1.73%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Purchase and Sale of Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. You may purchase or redeem shares of the Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through our website.
The minimum investments for Personal Investment Class shares for fund accounts are as follows:
Initial Investments Per Fund Account*	$ 1,000

Additional Investments Per Fund Account	No minimum

*
An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund intends to qualify as a Retail Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding
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the share value to the nearest cent. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the “Shareholder Account Information – Purchasing Shares” section in this Prospectus. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco pursuant to guidelines approved by the Fund's Board. Government Security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Adviser's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and ESG considerations. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential, and could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely
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affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as non-U.S. issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.
■
Market Disruption Risks Related to Armed Conflict and Geopolitical Tension. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example the continuing conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund's investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its
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agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the ability to accurately assess credit quality, which could negatively impact the Fund’s performance. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
Information concerning the Fund’s portfolio holdings as well as its dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day or subsequent calendar day of the preceding month will be posted on its website no later than five business days after the end of the month and remain posted on the website for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended August 31, 2025, the Adviser received compensation of 0.18% of Invesco Premier Portfolio's average daily net assets, after fee waiver and/or expense reimbursement, if any.
The Adviser is responsible for all of the Fund's expenses, other than (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund, (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies and (iv) Rule 12b-1 fees and expenses.
The Adviser, Invesco Distributors, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Fund described in this prospectus. Because they are not paid by the Fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Fund’s shares or the amount that the Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Fund or the provision of services to the Fund. Also, please see the Fund’s SAI for more information about these types of payments.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available on the Fund's website and in the Fund's report filed on Form N-CSR for the Fund's most recent annual or semi-annual fiscal period.

Other Information
Dividends and Distributions
Invesco Premier Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
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Dividends
Invesco Premier Portfolio generally declares dividends, if any, daily and pays them monthly.
Dividends are paid on settled shares of Invesco Premier Portfolio as of 5:30 p.m. Eastern Time. If the Fund closes early on a business day, the Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by Invesco Premier Portfolio prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the Fund closes early, are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares-Timing of Orders” for a description of the Fund’s business days.
Capital Gains Distributions
Invesco Premier Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
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Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is available on the Fund's website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.
Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$1.00	4.04%	$12	0.73%	0.80%	3.95%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.96	13,632	0.73	0.80	4.84
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	3.92	7,105	0.73	0.80	4.07
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.29	7,660	0.40	0.80	0.39
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	10,829	0.23	0.80	0.02

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
8        Invesco Treasurer's Series Trust

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year*; and
■
The Fund's current annual expense ratio includes, if applicable, any contractual fee waiver or expense reimbursement that would apply for the period for which it was committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund's classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

*As a money market fund, the fund's average return is generally lower than 5%.

Invesco Premier Portfolio — Personal Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.73%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	4.27%	8.65%	13.21%	17.96%	22.91%	28.07%	33.45%	39.05%	44.89%	50.98%
End of Year Balance	$10,427.00	$10,864.93	$11,321.26	$11,796.75	$12,292.21	$12,808.48	$13,346.44	$13,906.99	$14,491.08	$15,099.71
Estimated Annual Expenses	$74.56	$85.17	$88.74	$92.47	$96.36	$100.40	$104.62	$109.01	$113.59	$118.36

1
Your actual expenses may be higher or lower than those shown.
9        Invesco Treasurer's Series Trust

Shareholder Account Information
The Fund consists of six classes of shares that share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.
Distribution and Service (12b-1) Fees
The Fund has adopted a 12b-1 plan with respect to each class, other than the Institutional Class and Investor Class, that allows the Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for the Class are as follows:
Class	Initial Investments*	Additional Investments
Personal Investment	$1,000	No minimum
*
An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
How to Purchase Shares and Shareholder Eligibility
Only accounts beneficially owned by natural persons are permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Purchase Options
	Opening An Account	Adding To An Account
Through a Financial Intermediary	Contact your financial intermediary	Same
The financial intermediary should forward your completed account application to the Fund’s transfer agent,
Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
The financial intermediary should call the Fund’s transfer agent at (800) 659-1005 to receive an account number.
The intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the Fund’s transfer agent for assistance.
By Telephone	Open your account as described above.	Call the Fund’s transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Internet	Open your account as described above.
Complete the appropriate
agreement. Deliver the application
and agreement to the funds’
transfer agent. Once your request
for this option has been processed,
we will provide instructions needed
to log in to place your order through
our website.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.
Redeeming Shares
Redemption Fees
Your broker or financial intermediary may charge service fees for handling redemption transactions.
A-1        The Invesco Funds
MCF—12/25

How to Redeem Shares
Invesco Premier Portfolio
Through a Financial Intermediary
If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Fund’s transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern
Time on a business day in order to effect the redemption on that day.
If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a
business day, it must do so by telephone.

By Telephone
If placing a redemption request by telephone, a person who has been authorized to make account transactions must call before 5:30 p.m.
Eastern Time on a business day to effect the redemption transaction on that day.

By Internet or Fax
If placing a redemption request by internet or fax, the Fund’s transfer agent must receive your redemption request before 5:00 p.m.
Eastern Time on a business day to effect the transaction on that day.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the Fund’s transfer agent receives a redemption request in good order. The Fund’s transfer agent will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Fund’s transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Fund’s transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Fund’s transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed, the dividends payable up to the date of redemption will normally accompany the proceeds of the redemption. You may request the transfer agent hold the dividends earned through the redemption date as accruals that will be paid or reinvested on the next dividend payment date.
Redemptions by Telephone
If you redeem by telephone, the Fund’s transfer agent will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. The Fund’s transfer agent uses reasonable procedures to confirm that instructions communicated by telephone are genuine, and the Fund and the Fund’s transfer agent are not liable for telephone instructions that are reasonably believed to be genuine.
Redemptions by Internet or Fax
If you redeem via our website or fax, the Fund’s transfer agent will transmit your redemption proceeds electronically to your pre-authorized bank account. The Fund and the Fund’s transfer agent are not liable for internet or fax instructions that are not genuine.
Suspension of Redemptions
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the
Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it
A-2        The Invesco Funds

would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Fund
If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, Invesco Premier Portfolio reserves the right to redeem shares in any account that the Fund cannot confirm to its satisfaction are beneficially owned by natural persons. The Fund will provide advance written notice of its intent to make any such involuntary redemptions. The Fund reserves the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither the Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Rights Reserved by the Fund
The Fund and its agent reserve the right at any time to:
■
reject or cancel all or any part of any purchase order;
■
modify any terms or conditions related to the purchase or redemption of shares of any Fund; or
■
suspend, change or withdraw all or any part of the offering made by this prospectus.
Exchange Policy
You may only exchange Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of Invesco Premier Portfolio for shares of other Funds in the Trust or for shares of other money market funds in Short-Term Investments Trust, but may not exchange Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of Invesco Premier Portfolio for retail shares of other Invesco Funds or Investor Class shares of Funds in the Trust. Exchanges into Invesco Premier Portfolio are available only to natural persons, but not institutional investors.
Pricing of Shares
Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
The Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Fund cannot guarantee that their net asset value will always remain at $1.00 per share.
Timing of Orders
The Fund opens for business at 8:30 a.m. Eastern Time. The Fund prices purchase and redemption orders on each business day at the net asset value calculated after the Fund’s transfer agent receives an order in good form. Shares of the Funds will also generally be priced throughout the day for the purpose of fulfilling intraday purchase or redemption orders.
A business day is any day that (1) both the Federal Reserve Bank of New York and the Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. The Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. The Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the Fund’s transfer agent through the NSCC, the Fund’s transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
The Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.
For Invesco Premier Portfolio, thirty minutes prior to the Fund’s net asset value determination, the Fund may, in its discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Frequent Purchases and Redemptions of Fund Shares
The Board of the Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Fund’s shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund’s portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, the Fund is not subject to price arbitrage opportunities.
■
Because the Fund seeks to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Fund upon redemption than other mutual funds. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted. Moreover, excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and
A-3        The Invesco Funds

distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■
A Fund earns income generally in the form of interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■
Distributions of net short-term capital gains are taxable to you as ordinary income. Because a Fund is a money market fund, it does not anticipate realizing any long-term capital gains.
■
None of the dividends paid by a Fund will qualify as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■
Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■
Any capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
■
By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service (IRS) instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
■
You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■
Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■
Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
■
Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s transfer agent at 800-659-1005 or contact your financial institution. The Fund’s transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year for any matter related to your account.
A-4        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR you will find the Fund’s annual and semi-annual financial statements. The Fund also files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-MFP, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 659-1005
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports or financial statements via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Premier Portfolio
SEC 1940 Act file number: 811-05460

invesco.com/us	CM-I-TST-PRO-6

Prospectus
December 19, 2025
Private Investment Class (IPTXX)

Invesco Premier Portfolio
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time including during periods of market stress.

        Invesco Treasurer's Series Trust

Fund Summary
Investment Objective(s)
The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class:	Private Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Private Investment
Management Fees	0.25%

Distribution and/or Service (12b-1) Fees	0.30

Total Annual Fund Operating Expenses	0.55

Fee Waiver and/or Expense Reimbursement[1]	0.07

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.48

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Private Investment Class	$49	$169	$300	$683

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund intends to qualify as a Retail Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the “Shareholder Account Information – Purchasing Shares” section of this Prospectus. The Fund invests in conformity with the U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board). Government Security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Adviser's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any
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time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline
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in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

Private Investment Class	Period Ended	Returns
Year-to-date	September 30, 2025	3.08%
Best Quarter	December 31, 2023	1.30%
Worst Quarter	March 31, 2022	0.00%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	Since Inception
Private Investment Class	9/1/2016	5.02%	2.32%	1.92%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Purchase and Sale of Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. You may purchase or redeem shares of the Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through our website.
The minimum investments for Private Investment Class shares for fund accounts are as follows:
Initial Investments Per Fund Account*	$ 1,000

Additional Investments Per Fund Account	No minimum

*
An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund intends to qualify as a Retail Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding
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the share value to the nearest cent. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the “Shareholder Account Information – Purchasing Shares” section in this Prospectus. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco pursuant to guidelines approved by the Fund's Board. Government Security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Adviser's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and ESG considerations. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential, and could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely
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affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as non-U.S. issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.
■
Market Disruption Risks Related to Armed Conflict and Geopolitical Tension. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example the continuing conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund's investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its
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agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the ability to accurately assess credit quality, which could negatively impact the Fund’s performance. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
Information concerning the Fund’s portfolio holdings as well as its dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day or subsequent calendar day of the preceding month will be posted on its website no later than five business days after the end of the month and remain posted on the website for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended August 31, 2025, the Adviser received compensation of 0.18% of Invesco Premier Portfolio's average daily net assets, after fee waiver and/or expense reimbursement, if any.
The Adviser is responsible for all of the Fund's expenses, other than (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund, (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies and (iv) Rule 12b-1 fees and expenses.
The Adviser, Invesco Distributors, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Fund described in this prospectus. Because they are not paid by the Fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Fund’s shares or the amount that the Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Fund or the provision of services to the Fund. Also, please see the Fund’s SAI for more information about these types of payments.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available on the Fund's website and in the Fund's report filed on Form N-CSR for the Fund's most recent annual or semi-annual fiscal period.

Other Information
Dividends and Distributions
Invesco Premier Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
6        Invesco Treasurer's Series Trust

Dividends
Invesco Premier Portfolio generally declares dividends, if any, daily and pays them monthly.
Dividends are paid on settled shares of Invesco Premier Portfolio as of 5:30 p.m. Eastern Time. If the Fund closes early on a business day, the Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by Invesco Premier Portfolio prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the Fund closes early, are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares-Timing of Orders” for a description of the Fund’s business days.
Capital Gains Distributions
Invesco Premier Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
7        Invesco Treasurer's Series Trust

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is available on the Fund's website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.
Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$1.00	4.31%	$28	0.48%	0.55%	4.20%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.23	26	0.48	0.55	5.09
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.19	25	0.48	0.55	4.33
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.38	24	0.22	0.55	0.57
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	162	0.25	0.55	0.00

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
8        Invesco Treasurer's Series Trust

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year*; and
■
The Fund's current annual expense ratio includes, if applicable, any contractual fee waiver or expense reimbursement that would apply for the period for which it was committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund's classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

*As a money market fund, the fund's average return is generally lower than 5%.

Invesco Premier Portfolio — Private Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.48%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	4.52%	9.17%	14.03%	19.10%	24.40%	29.94%	35.72%	41.76%	48.07%	54.66%
End of Year Balance	$10,452.00	$10,917.11	$11,402.92	$11,910.35	$12,440.36	$12,993.96	$13,572.19	$14,176.15	$14,806.99	$15,465.90
Estimated Annual Expenses	$49.08	$58.77	$61.38	$64.11	$66.96	$69.94	$73.06	$76.31	$79.70	$83.25

1
Your actual expenses may be higher or lower than those shown.
9        Invesco Treasurer's Series Trust

Shareholder Account Information
The Fund consists of six classes of shares that share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.
Distribution and Service (12b-1) Fees
The Fund has adopted a 12b-1 plan with respect to each class, other than the Institutional Class and Investor Class, that allows the Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for the Class are as follows:
Class	Initial Investments*	Additional Investments
Private Investment Class	$1,000	No minimum
*
An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
How to Purchase Shares and Shareholder Eligibility
Only accounts beneficially owned by natural persons are permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Purchase Options
	Opening An Account	Adding To An Account
Through a Financial Intermediary	Contact your financial intermediary	Same
The financial intermediary should forward your completed account application to the Fund’s transfer agent,
Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
The financial intermediary should call the Fund’s transfer agent at (800) 659-1005 to receive an account number.
The intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the Fund’s transfer agent for assistance.
By Telephone	Open your account as described above.	Call the Fund’s transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Internet	Open your account as described above.
Complete the appropriate
agreement. Deliver the application
and agreement to the funds’
transfer agent. Once your request
for this option has been processed,
we will provide instructions needed
to log in to place your order through
our website.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.
Redeeming Shares
Redemption Fees
Your broker or financial intermediary may charge service fees for handling redemption transactions.
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MCF—12/25

How to Redeem Shares
Invesco Premier Portfolio
Through a Financial Intermediary
If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Fund’s transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern
Time on a business day in order to effect the redemption on that day.
If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a
business day, it must do so by telephone.

By Telephone
If placing a redemption request by telephone, a person who has been authorized to make account transactions must call before 5:30 p.m.
Eastern Time on a business day to effect the redemption transaction on that day.

By Internet or Fax
If placing a redemption request by internet or fax, the Fund’s transfer agent must receive your redemption request before 5:00 p.m.
Eastern Time on a business day to effect the transaction on that day.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the Fund’s transfer agent receives a redemption request in good order. The Fund’s transfer agent will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Fund’s transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Fund’s transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Fund’s transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed, the dividends payable up to the date of redemption will normally accompany the proceeds of the redemption. You may request the transfer agent hold the dividends earned through the redemption date as accruals that will be paid or reinvested on the next dividend payment date.
Redemptions by Telephone
If you redeem by telephone, the Fund’s transfer agent will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. The Fund’s transfer agent uses reasonable procedures to confirm that instructions communicated by telephone are genuine, and the Fund and the Fund’s transfer agent are not liable for telephone instructions that are reasonably believed to be genuine.
Redemptions by Internet or Fax
If you redeem via our website or fax, the Fund’s transfer agent will transmit your redemption proceeds electronically to your pre-authorized bank account. The Fund and the Fund’s transfer agent are not liable for internet or fax instructions that are not genuine.
Suspension of Redemptions
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the
Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it
A-2        The Invesco Funds

would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Fund
If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, Invesco Premier Portfolio reserves the right to redeem shares in any account that the Fund cannot confirm to its satisfaction are beneficially owned by natural persons. The Fund will provide advance written notice of its intent to make any such involuntary redemptions. The Fund reserves the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither the Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Rights Reserved by the Fund
The Fund and its agent reserve the right at any time to:
■
reject or cancel all or any part of any purchase order;
■
modify any terms or conditions related to the purchase or redemption of shares of any Fund; or
■
suspend, change or withdraw all or any part of the offering made by this prospectus.
Exchange Policy
You may only exchange Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of Invesco Premier Portfolio for shares of other Funds in the Trust or for shares of other money market funds in Short-Term Investments Trust, but may not exchange Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of Invesco Premier Portfolio for retail shares of other Invesco Funds or Investor Class shares of Funds in the Trust. Exchanges into Invesco Premier Portfolio are available only to natural persons, but not institutional investors.
Pricing of Shares
Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
The Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Fund cannot guarantee that their net asset value will always remain at $1.00 per share.
Timing of Orders
The Fund opens for business at 8:30 a.m. Eastern Time. The Fund prices purchase and redemption orders on each business day at the net asset value calculated after the Fund’s transfer agent receives an order in good form. Shares of the Funds will also generally be priced throughout the day for the purpose of fulfilling intraday purchase or redemption orders.
A business day is any day that (1) both the Federal Reserve Bank of New York and the Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. The Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. The Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the Fund’s transfer agent through the NSCC, the Fund’s transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
The Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.
For Invesco Premier Portfolio, thirty minutes prior to the Fund’s net asset value determination, the Fund may, in its discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Frequent Purchases and Redemptions of Fund Shares
The Board of the Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Fund’s shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund’s portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, the Fund is not subject to price arbitrage opportunities.
■
Because the Fund seeks to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Fund upon redemption than other mutual funds. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted. Moreover, excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and
A-3        The Invesco Funds

distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■
A Fund earns income generally in the form of interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■
Distributions of net short-term capital gains are taxable to you as ordinary income. Because a Fund is a money market fund, it does not anticipate realizing any long-term capital gains.
■
None of the dividends paid by a Fund will qualify as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■
Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■
Any capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
■
By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service (IRS) instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
■
You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■
Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
■
Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s transfer agent at 800-659-1005 or contact your financial institution. The Fund’s transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year for any matter related to your account.
A-4        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR you will find the Fund’s annual and semi-annual financial statements. The Fund also files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-MFP, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 659-1005
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports or financial statements via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Premier Portfolio
SEC 1940 Act file number: 811-05460

invesco.com/us	CM-I-TST-PRO-5

Prospectus
December 19, 2025
Reserve Class (IRVXX)

Invesco Premier Portfolio
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time including during periods of market stress.

        Invesco Treasurer's Series Trust

Fund Summary
Investment Objective(s)
The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class:	Reserve
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Reserve
Management Fees	0.25%

Distribution and/or Service (12b-1) Fees	0.87

Total Annual Fund Operating Expenses	1.12

Fee Waiver and/or Expense Reimbursement[1]	0.07

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Reserve Class	$107	$349	$610	$1,357

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund intends to qualify as a Retail Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the “Shareholder Account Information – Purchasing Shares” section of this Prospectus. The Fund invests in conformity with the U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board). Government Security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Adviser's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any
1        Invesco Treasurer's Series Trust

time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline
2        Invesco Treasurer's Series Trust

in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

Reserve Class	Period Ended	Returns
Year-to-date	September 30, 2025	2.65%
Best Quarter	December 31, 2023	1.16%
Worst Quarter	March 31, 2022	0.00%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	Since Inception
Reserve Class	9/1/2016	4.43%	1.98%	1.51%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Purchase and Sale of Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. You may purchase or redeem shares of the Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through our website.
The minimum investments for Reserve Class shares for fund accounts are as follows:
Initial Investments Per Fund Account*	$ 1,000

Additional Investments Per Fund Account	No minimum

*
An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund intends to qualify as a Retail Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding
3        Invesco Treasurer's Series Trust

the share value to the nearest cent. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the “Shareholder Account Information – Purchasing Shares” section in this Prospectus. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco pursuant to guidelines approved by the Fund's Board. Government Security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Adviser's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and ESG considerations. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential, and could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely
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affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as non-U.S. issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.
■
Market Disruption Risks Related to Armed Conflict and Geopolitical Tension. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example the continuing conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund's investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its
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agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the ability to accurately assess credit quality, which could negatively impact the Fund’s performance. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
Information concerning the Fund’s portfolio holdings as well as its dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day or subsequent calendar day of the preceding month will be posted on its website no later than five business days after the end of the month and remain posted on the website for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended August 31, 2025, the Adviser received compensation of 0.18% of Invesco Premier Portfolio's average daily net assets, after fee waiver and/or expense reimbursement, if any.
The Adviser is responsible for all of the Fund's expenses, other than (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund, (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies and (iv) Rule 12b-1 fees and expenses.
The Adviser, Invesco Distributors, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Fund described in this prospectus. Because they are not paid by the Fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Fund’s shares or the amount that the Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Fund or the provision of services to the Fund. Also, please see the Fund’s SAI for more information about these types of payments.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available on the Fund's website and in the Fund's report filed on Form N-CSR for the Fund's most recent annual or semi-annual fiscal period.

Other Information
Dividends and Distributions
Invesco Premier Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
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Dividends
Invesco Premier Portfolio generally declares dividends, if any, daily and pays them monthly.
Dividends are paid on settled shares of Invesco Premier Portfolio as of 5:30 p.m. Eastern Time. If the Fund closes early on a business day, the Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by Invesco Premier Portfolio prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the Fund closes early, are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares-Timing of Orders” for a description of the Fund’s business days.
Capital Gains Distributions
Invesco Premier Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
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Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is available on the Fund's website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.
Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$1.00	3.73%	$12	1.05%	1.12%	3.63%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.64	11	1.05	1.12	4.52
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	3.61	11	1.05	1.12	3.75
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	10	0.47	1.12	0.32
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	10	0.20	1.12	0.05

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
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Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year*; and
■
The Fund's current annual expense ratio includes, if applicable, any contractual fee waiver or expense reimbursement that would apply for the period for which it was committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund's classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

*As a money market fund, the fund's average return is generally lower than 5%.

Invesco Premier Portfolio — Reserve Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.05%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	3.95%	7.98%	12.17%	16.52%	21.04%	25.74%	30.62%	35.69%	40.95%	46.42%
End of Year Balance	$10,395.00	$10,798.33	$11,217.31	$11,652.54	$12,104.66	$12,574.32	$13,062.20	$13,569.01	$14,095.49	$14,642.40
Estimated Annual Expenses	$107.07	$118.68	$123.29	$128.07	$133.04	$138.20	$143.56	$149.13	$154.92	$160.93

1
Your actual expenses may be higher or lower than those shown.
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Shareholder Account Information
The Fund consists of six classes of shares that share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.
Distribution and Service (12b-1) Fees
The Fund has adopted a 12b-1 plan with respect to each class, other than the Institutional Class and Investor Class, that allows the Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for the Class are as follows:
Class	Initial Investments*	Additional Investments
Reserve Class	$1,000	No minimum
*
An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
How to Purchase Shares and Shareholder Eligibility
Only accounts beneficially owned by natural persons are permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Purchase Options
	Opening An Account	Adding To An Account
Through a Financial Intermediary	Contact your financial intermediary	Same
The financial intermediary should forward your completed account application to the Fund’s transfer agent,
Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
The financial intermediary should call the Fund’s transfer agent at (800) 659-1005 to receive an account number.
The intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the Fund’s transfer agent for assistance.
By Telephone	Open your account as described above.	Call the Fund’s transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Internet	Open your account as described above.
Complete the appropriate
agreement. Deliver the application
and agreement to the funds’
transfer agent. Once your request
for this option has been processed,
we will provide instructions needed
to log in to place your order through
our website.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.
Redeeming Shares
Redemption Fees
Your broker or financial intermediary may charge service fees for handling redemption transactions.
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MCF—12/25

How to Redeem Shares
Invesco Premier Portfolio
Through a Financial Intermediary
If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Fund’s transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern
Time on a business day in order to effect the redemption on that day.
If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a
business day, it must do so by telephone.

By Telephone
If placing a redemption request by telephone, a person who has been authorized to make account transactions must call before 5:30 p.m.
Eastern Time on a business day to effect the redemption transaction on that day.

By Internet or Fax
If placing a redemption request by internet or fax, the Fund’s transfer agent must receive your redemption request before 5:00 p.m.
Eastern Time on a business day to effect the transaction on that day.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the Fund’s transfer agent receives a redemption request in good order. The Fund’s transfer agent will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Fund’s transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Fund’s transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Fund’s transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed, the dividends payable up to the date of redemption will normally accompany the proceeds of the redemption. You may request the transfer agent hold the dividends earned through the redemption date as accruals that will be paid or reinvested on the next dividend payment date.
Redemptions by Telephone
If you redeem by telephone, the Fund’s transfer agent will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. The Fund’s transfer agent uses reasonable procedures to confirm that instructions communicated by telephone are genuine, and the Fund and the Fund’s transfer agent are not liable for telephone instructions that are reasonably believed to be genuine.
Redemptions by Internet or Fax
If you redeem via our website or fax, the Fund’s transfer agent will transmit your redemption proceeds electronically to your pre-authorized bank account. The Fund and the Fund’s transfer agent are not liable for internet or fax instructions that are not genuine.
Suspension of Redemptions
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the
Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it
A-2        The Invesco Funds

would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Fund
If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, Invesco Premier Portfolio reserves the right to redeem shares in any account that the Fund cannot confirm to its satisfaction are beneficially owned by natural persons. The Fund will provide advance written notice of its intent to make any such involuntary redemptions. The Fund reserves the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither the Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Rights Reserved by the Fund
The Fund and its agent reserve the right at any time to:
■
reject or cancel all or any part of any purchase order;
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modify any terms or conditions related to the purchase or redemption of shares of any Fund; or
■
suspend, change or withdraw all or any part of the offering made by this prospectus.
Exchange Policy
You may only exchange Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of Invesco Premier Portfolio for shares of other Funds in the Trust or for shares of other money market funds in Short-Term Investments Trust, but may not exchange Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of Invesco Premier Portfolio for retail shares of other Invesco Funds or Investor Class shares of Funds in the Trust. Exchanges into Invesco Premier Portfolio are available only to natural persons, but not institutional investors.
Pricing of Shares
Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
The Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Fund cannot guarantee that their net asset value will always remain at $1.00 per share.
Timing of Orders
The Fund opens for business at 8:30 a.m. Eastern Time. The Fund prices purchase and redemption orders on each business day at the net asset value calculated after the Fund’s transfer agent receives an order in good form. Shares of the Funds will also generally be priced throughout the day for the purpose of fulfilling intraday purchase or redemption orders.
A business day is any day that (1) both the Federal Reserve Bank of New York and the Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. The Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. The Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the Fund’s transfer agent through the NSCC, the Fund’s transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
The Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.
For Invesco Premier Portfolio, thirty minutes prior to the Fund’s net asset value determination, the Fund may, in its discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Frequent Purchases and Redemptions of Fund Shares
The Board of the Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Fund’s shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund’s portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, the Fund is not subject to price arbitrage opportunities.
■
Because the Fund seeks to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Fund upon redemption than other mutual funds. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted. Moreover, excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and
A-3        The Invesco Funds

distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■
Distributions of net short-term capital gains are taxable to you as ordinary income. Because a Fund is a money market fund, it does not anticipate realizing any long-term capital gains.
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None of the dividends paid by a Fund will qualify as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
■
By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service (IRS) instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s transfer agent at 800-659-1005 or contact your financial institution. The Fund’s transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year for any matter related to your account.
A-4        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR you will find the Fund’s annual and semi-annual financial statements. The Fund also files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-MFP, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 659-1005
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports or financial statements via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Premier Portfolio
SEC 1940 Act file number: 811-05460

invesco.com/us	CM-I-TST-PRO-7

Prospectus
December 19, 2025
Resource Class (IRCXX)

Invesco Premier Portfolio
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time including during periods of market stress.

        Invesco Treasurer's Series Trust

Fund Summary
Investment Objective(s)
The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class:	Resource
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Resource
Management Fees	0.25%

Distribution and/or Service (12b-1) Fees	0.16

Total Annual Fund Operating Expenses	0.41

Fee Waiver and/or Expense Reimbursement[1]	0.07

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.34

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Class	$35	$125	$223	$511

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund intends to qualify as a Retail Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the “Shareholder Account Information – Purchasing Shares” section of this Prospectus. The Fund invests in conformity with the U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board). Government Security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Adviser's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any
1        Invesco Treasurer's Series Trust

time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline
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in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

Resource Class	Period Ended	Returns
Year-to-date	September 30, 2025	3.18%
Best Quarter	December 31, 2023	1.33%
Worst Quarter	December 31, 2021	0.00%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	Since Inception
Resource Class	9/1/2016	5.16%	2.41%	2.04%

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Purchase and Sale of Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. You may purchase or redeem shares of the Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through our website.
The minimum investments for Resource Class shares for fund accounts are as follows:
Initial Investments Per Fund Account*	$ 1,000

Additional Investments Per Fund Account	No minimum

*
An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund intends to qualify as a Retail Money Market Fund, as defined by Rule 2a-7, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding
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the share value to the nearest cent. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the “Shareholder Account Information – Purchasing Shares” section in this Prospectus. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco pursuant to guidelines approved by the Fund's Board. Government Security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Adviser's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and ESG considerations. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential, and could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely
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affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as non-U.S. issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.
■
Market Disruption Risks Related to Armed Conflict and Geopolitical Tension. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example the continuing conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly). Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry, or guaranteed by such issuers, can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund's investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its
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agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the ability to accurately assess credit quality, which could negatively impact the Fund’s performance. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
Information concerning the Fund’s portfolio holdings as well as its dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day or subsequent calendar day of the preceding month will be posted on its website no later than five business days after the end of the month and remain posted on the website for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended August 31, 2025, the Adviser received compensation of 0.18% of Invesco Premier Portfolio's average daily net assets, after fee waiver and/or expense reimbursement, if any.
The Adviser is responsible for all of the Fund's expenses, other than (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund, (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies and (iv) Rule 12b-1 fees and expenses.
The Adviser, Invesco Distributors, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Fund described in this prospectus. Because they are not paid by the Fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Fund’s shares or the amount that the Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Fund or the provision of services to the Fund. Also, please see the Fund’s SAI for more information about these types of payments.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available on the Fund's website and in the Fund's report filed on Form N-CSR for the Fund's most recent annual or semi-annual fiscal period.

Other Information
Dividends and Distributions
Invesco Premier Portfolio expects, based on its investment objective and strategies, that its dividends and distributions, if any, will consist primarily of ordinary income.
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Dividends
Invesco Premier Portfolio generally declares dividends, if any, daily and pays them monthly.
Dividends are paid on settled shares of Invesco Premier Portfolio as of 5:30 p.m. Eastern Time. If the Fund closes early on a business day, the Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by Invesco Premier Portfolio prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the Fund closes early, are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares-Timing of Orders” for a description of the Fund’s business days.
Capital Gains Distributions
Invesco Premier Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.
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Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is available on the Fund's website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.
Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$1.00	4.45%	$724	0.34%	0.41%	4.34%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.37	690	0.34	0.41	5.23
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.33	655	0.34	0.41	4.46
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.44	2,847	0.25	0.41	0.54
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	3,181	0.23	0.41	0.02

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
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Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year*; and
■
The Fund's current annual expense ratio includes, if applicable, any contractual fee waiver or expense reimbursement that would apply for the period for which it was committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund's classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

*As a money market fund, the fund's average return is generally lower than 5%.

Invesco Premier Portfolio — Resource Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.34%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	4.66%	9.46%	14.48%	19.73%	25.23%	30.98%	36.99%	43.28%	49.86%	56.74%
End of Year Balance	$10,466.00	$10,946.39	$11,448.83	$11,974.33	$12,523.95	$13,098.80	$13,700.03	$14,328.86	$14,986.55	$15,674.43
Estimated Annual Expenses	$34.79	$43.90	$45.91	$48.02	$50.22	$52.53	$54.94	$57.46	$60.10	$62.86

1
Your actual expenses may be higher or lower than those shown.
9        Invesco Treasurer's Series Trust

Shareholder Account Information
The Fund consists of six classes of shares that share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.
Distribution and Service (12b-1) Fees
The Fund has adopted a 12b-1 plan with respect to each class, other than the Institutional Class and Investor Class, that allows the Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for the Class are as follows:
Class	Initial Investments*	Additional Investments
Resource Class	$1,000	No minimum
*
An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
How to Purchase Shares and Shareholder Eligibility
Only accounts beneficially owned by natural persons are permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Purchase Options
	Opening An Account	Adding To An Account
Through a Financial Intermediary	Contact your financial intermediary	Same
The financial intermediary should forward your completed account application to the Fund’s transfer agent,
Invesco Investment Services, Inc. P.O. Box 219286 Kansas City, MO 64121-9286
The financial intermediary should call the Fund’s transfer agent at (800) 659-1005 to receive an account number.
The intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the Fund’s transfer agent for assistance.
By Telephone	Open your account as described above.	Call the Fund’s transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Internet	Open your account as described above.
Complete the appropriate
agreement. Deliver the application
and agreement to the funds’
transfer agent. Once your request
for this option has been processed,
we will provide instructions needed
to log in to place your order through
our website.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.
Redeeming Shares
Redemption Fees
Your broker or financial intermediary may charge service fees for handling redemption transactions.
A-1        The Invesco Funds
MCF—12/25

How to Redeem Shares
Invesco Premier Portfolio
Through a Financial Intermediary
If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The Fund’s transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern
Time on a business day in order to effect the redemption on that day.
If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a
business day, it must do so by telephone.

By Telephone
If placing a redemption request by telephone, a person who has been authorized to make account transactions must call before 5:30 p.m.
Eastern Time on a business day to effect the redemption transaction on that day.

By Internet or Fax
If placing a redemption request by internet or fax, the Fund’s transfer agent must receive your redemption request before 5:00 p.m.
Eastern Time on a business day to effect the transaction on that day.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the Fund’s transfer agent receives a redemption request in good order. The Fund’s transfer agent will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the business day received, and in any event no more than seven days, after your redemption request is received in good order. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the Fund’s transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the Fund’s transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the Fund’s transfer agent will normally wire redemption proceeds on such next business day, and in any event no more than seven days, after your redemption request is received in good order.
If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.
Dividends payable up to the date of redemption on redeemed shares will normally be paid or reinvested on the next dividend payment date. However, if all of the shares in your account were redeemed, the dividends payable up to the date of redemption will normally accompany the proceeds of the redemption. You may request the transfer agent hold the dividends earned through the redemption date as accruals that will be paid or reinvested on the next dividend payment date.
Redemptions by Telephone
If you redeem by telephone, the Fund’s transfer agent will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. The Fund’s transfer agent uses reasonable procedures to confirm that instructions communicated by telephone are genuine, and the Fund and the Fund’s transfer agent are not liable for telephone instructions that are reasonably believed to be genuine.
Redemptions by Internet or Fax
If you redeem via our website or fax, the Fund’s transfer agent will transmit your redemption proceeds electronically to your pre-authorized bank account. The Fund and the Fund’s transfer agent are not liable for internet or fax instructions that are not genuine.
Suspension of Redemptions
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the
Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it
A-2        The Invesco Funds

would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Fund
If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, Invesco Premier Portfolio reserves the right to redeem shares in any account that the Fund cannot confirm to its satisfaction are beneficially owned by natural persons. The Fund will provide advance written notice of its intent to make any such involuntary redemptions. The Fund reserves the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither the Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Rights Reserved by the Fund
The Fund and its agent reserve the right at any time to:
■
reject or cancel all or any part of any purchase order;
■
modify any terms or conditions related to the purchase or redemption of shares of any Fund; or
■
suspend, change or withdraw all or any part of the offering made by this prospectus.
Exchange Policy
You may only exchange Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of Invesco Premier Portfolio for shares of other Funds in the Trust or for shares of other money market funds in Short-Term Investments Trust, but may not exchange Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of Invesco Premier Portfolio for retail shares of other Invesco Funds or Investor Class shares of Funds in the Trust. Exchanges into Invesco Premier Portfolio are available only to natural persons, but not institutional investors.
Pricing of Shares
Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.
If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.
The Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Fund cannot guarantee that their net asset value will always remain at $1.00 per share.
Timing of Orders
The Fund opens for business at 8:30 a.m. Eastern Time. The Fund prices purchase and redemption orders on each business day at the net asset value calculated after the Fund’s transfer agent receives an order in good form. Shares of the Funds will also generally be priced throughout the day for the purpose of fulfilling intraday purchase or redemption orders.
A business day is any day that (1) both the Federal Reserve Bank of New York and the Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. The Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. The Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.
If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the Fund’s transfer agent through the NSCC, the Fund’s transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
The Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.
For Invesco Premier Portfolio, thirty minutes prior to the Fund’s net asset value determination, the Fund may, in its discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Frequent Purchases and Redemptions of Fund Shares
The Board of the Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Fund’s shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund’s portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, the Fund is not subject to price arbitrage opportunities.
■
Because the Fund seeks to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Fund upon redemption than other mutual funds. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted. Moreover, excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and
A-3        The Invesco Funds

distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■
A Fund earns income generally in the form of interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■
Distributions of net short-term capital gains are taxable to you as ordinary income. Because a Fund is a money market fund, it does not anticipate realizing any long-term capital gains.
■
None of the dividends paid by a Fund will qualify as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■
Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■
Any capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
■
By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service (IRS) instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
■
You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■
Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■
Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
■
Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s transfer agent at 800-659-1005 or contact your financial institution. The Fund’s transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year for any matter related to your account.
A-4        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR you will find the Fund’s annual and semi-annual financial statements. The Fund also files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-MFP, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 659-1005
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports or financial statements via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Premier Portfolio
SEC 1940 Act file number: 811-05460

invesco.com/us	CM-I-TST-PRO-4

STATEMENT OF ADDITIONAL INFORMATION
Dated December 19, 2025
AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)
This Statement of Additional Information (the SAI) relates to each portfolio (each a Fund, collectively the Funds) of AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust) (the Trust)  listed below. Each Fund offers separate classes of shares as follows:

Fund:	Investor Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Premier Portfolio	IMRXX	IPPXX	IPVXX	IPTXX	IRVXX	IRCXX
Invesco Premier U.S. Government Money Portfolio	FUGXX	IUGXX	N/A	N/A	N/A	N/A
This SAI is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed above. Portions of each Fund's financial statements are incorporated into this SAI by reference to each Fund’s most recent Form N-CSR for its fiscal year ended August 31, 2025.
You may obtain, without charge, a copy of any Prospectus, shareholder report, and/or financial statements for any Fund listed above from an authorized dealer or by writing to:
Invesco Investment Services, Inc.
P.O. Box 219078
Kansas City, MO 64121-9078
or by calling (800) 959-4246 (Investor Class) or (800) 659-1005 (all other classes)
or on the Fund’s website: http://www.invesco.com/us
Any reference to the term “Fund” or “Funds” throughout this SAI refers to each Fund named above unless otherwise indicated.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

i

ii

GENERAL INFORMATION ABOUT THE TRUST
Fund History
AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust) (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end series management investment company. The Trust was originally organized as a Massachusetts business trust on January 27, 1988. Under the Trust's Agreement and Declaration of Trust, as amended, (the Trust Agreement), the Board of Trustees of the Trust (the Board) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.
Prior to April 30, 2010, the Trust was known as AIM Treasurer’s Series Trust.
The following table shows each Fund’s current name and Fund history:
Fund Name	Fund History
Invesco Premier Portfolio	Prior to December 15, 2017, Invesco Premier Portfolio was known as Premier Portfolio.

Invesco Premier U.S. Government Money Portfolio	Prior to December 15, 2017, Invesco Premier U.S. Government Money Portfolio was known as Premier U.S. Government Money Portfolio.
Shares of Beneficial Interest
Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust, in accordance with any applicable provisions of the Trust Agreement and applicable law, subject in certain circumstances to a contingent deferred sales charge, if applicable.
The Trust allocates cash and property it receives from the issue or sale of shares together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, to the appropriate Fund, subject only to the rights of creditors of that Fund. These assets constitute the assets belonging to each Fund, are segregated on the Trust’s books, and are charged with the liabilities and expenses of such Fund and its respective classes. The Trust allocates any general liabilities and expenses of the Trust not readily identifiable as belonging to a particular Fund primarily on the basis of relative net assets or other relevant factors, subject to oversight by the Board.
Each share of each Fund represents an equal pro rata interest in that Fund with each other share and is entitled to dividends and other distributions with respect to the Fund, which may be from income, capital gains, capital or distributions in kind, as declared by the Board.
Each class of shares of a Fund represents a proportionate undivided interest in the net assets belonging to that Fund.  Differing sales charges and expenses will result in differing net asset values and dividends and distributions.  Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of, or reasonable provision for, the outstanding liabilities of the Fund allocable to such class.
The Trust Agreement provides that each shareholder, by virtue of having become a shareholder of the Trust, is bound by terms of the Trust Agreement and the Trust’s Bylaws. Ownership of shares does not make shareholders third party beneficiaries of any contract entered into by the Trust.
The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held for any purpose determined by the Board, including from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.
The Trust Agreement provides that the Board may authorize, among other things, (i) a merger, consolidation or sale of assets (including, but not limited to, mergers, consolidations or sales of assets between two Funds, or between a Fund and a series of any other registered investment company), (ii) the combination of two or more classes of shares of a Fund into a single class, (iii) the conversion of shares of a Fund into beneficial interest in another statutory trust or series thereof, and (iv) the exchange of shares of a

Fund under or pursuant to any state or federal statute to the extent permitted by law, each without shareholder approval but subject to applicable requirements under the 1940 Act and state law.
Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses, as applicable.
Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of the Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the Adviser or Invesco).
When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights in connection with the election of Trustees or on any other matter.
Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder personal liability for the debts, liabilities, obligations and expenses of the Trust and requires that every undertaking of the Trust or the Board relating to the Trust or any Fund include a recitation limiting such obligation to the Trust and its assets or to one or more of the Funds and the assets belonging thereto. The Trust Agreement provides for indemnification out of the property of a Fund (or class, as applicable) for all losses and expenses of any shareholder of such Fund held personally liable solely on account of being or having been a shareholder.
The trustees and officers of the Trust, when acting in such capacity, will not be personally liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust or applicable Fund (Disabling Conduct). The Trust’s Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments, fines or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers with Fund assets. The Trust’s Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.
The Trust Agreement provides that any Trustee who serves as chair of the Board, a member or chair of a committee of the Board, lead independent Trustee, or an expert on any topic or in any area (including an audit committee financial expert), or in any other special appointment will not be subject to any greater standard of care or liability because of such position.
The Trust Agreement provides a detailed process for the bringing of derivative actions by shareholders. A shareholder may only bring a derivative action on behalf of the Trust if certain conditions are met. Among other things, such conditions: (i) require shareholder(s) to make a pre-suit demand on the Trustees (unless such effort is not likely to succeed because a majority of the Board or the committee established to consider the merits of such action are not independent Trustees under Delaware law); (ii) require 10% of the beneficial owners to join in the pre-suit demand, or if a pre-suit demand is not required, require 10% of beneficial owners to join in the demand for the Board to commence such action; and (iii) afford the Trustees a reasonable amount of time to consider the request and investigate the basis of the claims (including designating a committee to consider the demand and hiring counsel or other advisers). These conditions generally are intended to provide the Trustees with the ability to pursue a claim if they believe doing so would be in the best interests of the Trust and its shareholders and to preclude the pursuit of claims that the Trustees determine to be without merit or otherwise not in the Trust’s best interest to pursue. Insofar as the federal securities laws supersede state law, these provisions do not apply to shareholder derivative claims that arise under the federal securities laws.
The Trust Agreement also generally requires that actions by shareholders in connection with or against the Trust or a Fund be brought only in certain Delaware courts, provided that actions arising under the U.S. federal securities laws are required to be brought in the United States District Court for the Southern District of New York and that the right to jury trial be waived to the fullest extent permitted by law. These provisions may result in increased shareholder costs in pursuing a shareholder derivative claim and/or may limit a shareholder's ability to bring a claim in a different forum.
The foregoing summary does not purport to be complete and is qualified in its entirety by reference to the Trust Agreement and Trust’s Bylaws, as periodically amended and/or restated.
Share Certificates
Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued. Any certificate previously issued with respect to any shares is deemed to be cancelled without any requirement for surrender to the Trust.
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
Classification
The Trust is an open-end management investment company. Each of the Funds is classified as "diversified" for purposes of the 1940 Act and managed in accordance with Rule 2a-7 under the 1940 Act.
Investment Strategies and Risks
Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund's Prospectuses. Where a particular type of security or investment technique is not discussed in a Fund's Prospectuses, that security or investment technique is not a principal investment strategy of that Fund.
A Fund may invest in all of the following types of investments (unless otherwise indicated). A Fund might not invest in all of these types of securities or use all of the techniques at any one time.  Invesco and/or the Sub-Advisers may invest in other types of securities and may use other investment techniques in managing the Funds, including those described below for Funds not specifically mentioned as investing in the security or using the investment technique, as well as securities and techniques not described. The Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in the Funds' Prospectuses and/or this SAI, as well as the federal securities laws.
Unless a Fund’s prospectus or this SAI states that a percentage limitation or fundamental or non-fundamental restriction applies on an ongoing basis, it applies only at the time a Fund makes an investment. That means a Fund is not required to sell securities to meet the percentage limits or investment restrictions if the value of the investment increases in proportion to the size of a Fund. Percentage limits on borrowing and illiquid investments apply on an ongoing basis.

The Funds' investment objectives, policies, strategies and practices described below are non-fundamental and may be changed without approval of the holders of the Funds’ voting securities, unless otherwise indicated.
Rule 2a-7 Requirements.
As permitted by Rule 2a-7 under the 1940 Act, each Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Rule 2a-7 imposes requirements as to the diversification and liquidity of each Fund, quality of portfolio securities, maturity of the Funds and of individual securities. The discussion of investments in this SAI is qualified by Rule 2a-7 limitations. For purposes of the Invesco Premier U.S. Government Money Portfolio's 99.5% investment policy, the Fund considers investments in other government money market funds as within the 99.5% government-asset basket.
As a “Government Money Market Fund” under Rule 2a-7, Invesco Premier U.S. Government Money Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price, (2) must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities) and (3) is not subject to discretionary liquidity fees on fund redemptions which might apply to other types of funds. (In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to discretionary liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.) Invesco Premier Portfolio intends to qualify as a “Retail Money Market Fund,” as defined by Rule 2a-7. As a Retail Money Market Fund, Invesco Premier Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price, (2) is subject to a discretionary liquidity fee on fund redemptions if such fee is determined to be in the best interest of the Fund; and (3) is limited to investments by natural persons. For more information on shareholder eligibility, please see the Fund’s prospectus. Institutional money market funds (that are not Government Money Market Funds) are also subject to a discretionary liquidity fee on fund redemptions if such fee is determined to be in the best interest of the fund. For more information on liquidity fees and redemptions, see “Purchase, Redemption, and Exchange of Shares” below.
Diversification. In summary, Rule 2a-7 requires that a money market fund may not invest in the securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer; provided that, each Fund may invest up to 25% of its total assets in securities of a single issuer for up to three business days after acquisition. Certain securities are not subject to this diversification requirement. These include: government securities; certain repurchase agreements; and shares of certain money market funds. Rule 2a-7 imposes a separate diversification test upon the acquisition of a guarantee or demand feature. (A demand feature is, in summary, a right to sell a security at a price equal to its approximate amortized cost plus accrued interest). Government security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States; or any certificate of deposit for any of the foregoing.
For purposes of these diversification requirements with respect to issuers of Municipal Securities (defined under the caption Municipal Securities), each state (including the District of Columbia and Puerto Rico), territory and possession of the United States (U.S.), each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.
Quality. The Funds may invest only in U.S. dollar denominated securities that are "Eligible Securities" as defined by applicable regulations at the time of purchase.  Rule 2a-7 defines an Eligible Security, in summary, as a security (i) with a remaining maturity of 397 calendar days or less that the Funds' investment adviser (subject to oversight and pursuant to guidelines established by the Board) determines present minimal credit risk to the Fund, (ii) that is a government security, or (iii) issued by a registered investment company that is a money market fund. The eligibility of a security with a guarantee may be determined based on whether the guarantee is an Eligible Security.
The Funds will limit investments to those which are Eligible Securities as defined by applicable regulations at the time of purchase.
Liquidity. Under Rule 2a-7, the Funds' must hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Funds’ obligations under section 22(e) of the 1940 Act (which forbids the suspension of the right of redemption, or postponement of the date of payment or satisfaction upon redemption for more than seven days after the tender of such security for redemption, subject to specified exemptions) and any commitments the Funds have made to shareholders. In addition, a Fund may not acquire an illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities. The Funds may not acquire any security other than a Daily Liquid Asset (cash, Government Securities, other securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and amounts receivable and unconditionally due within one business day on pending sales of portfolio securities) if, immediately after the acquisition a Fund would have invested less than 25% of its total assets in Daily Liquid Assets. The Funds may not acquire any security other than a Weekly Liquid Asset (cash, direct obligations of the U.S. government, government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 calendar days or less, securities that will mature or are subject to a demand feature that is exercisable and payable within 5 business days and amounts receivable and unconditionally due within 5 business days on pending sales of portfolio securities) if, immediately after the acquisition, the Fund would have invested less than 50% of its total assets in Weekly Liquid Assets.
Maturity. Under Rule 2a-7, each Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations.   Each Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The maturity of a security is determined in compliance with Rule 2a-7, which for purposes of the dollar-weighted average portfolio maturity permits, among other things, certain securities bearing adjustable interest rates to be deemed to have a maturity shorter than their stated maturity.
Foreign Investments
Foreign Government Obligations. Generally only Invesco Premier Portfolio may invest in debt securities of foreign governments. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed below under “Foreign Debt Securities”. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds.” The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.

Foreign Bank Obligations. Foreign bank obligations include certificates of deposit, banker’s acceptances and fixed time deposits and other obligations (a) denominated in U.S. dollars and issued by a foreign branch of a domestic bank (Eurodollar Obligations), (b) denominated in U.S. dollars and issued by a domestic branch of a foreign bank (Yankee Dollar Obligations), or (c) issued by foreign branches of foreign banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.
Foreign Debt Securities. Generally only Invesco Premier Portfolio may invest in foreign debt securities. Foreign debt securities are debt securities that are issued and/or settled outside the United States and may be backed by foreign guarantees. A Fund will limit its investments in foreign debt securities to debt obligations denominated in U.S. dollars. Debt securities issued by a corporation or other issuer domiciled outside the United States that are dollar denominated and traded in the United States are not considered foreign securities. Although denominated in U.S. dollars, Foreign Debt Securities may entail some or all of the risks set forth below.
Political and Economic Risk. The economies of many countries may not be as developed as that of the United States’ economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of portfolio investments. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies. These factors may affect the value of investments in those companies. Certain companies may operate in, or have dealings with, countries that the U.S. government has identified as state sponsors of terrorism. As a result, such companies may be subject to specific constraints or regulations under U.S. law and, additionally, may be subject to negative investor perception, either of which could adversely affect such companies' performance. Further, war and military conflict between countries or in a region, for example the recent conflicts in Ukraine and the Middle East, may have an impact on the value of portfolio investments.
Regulatory Risk. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (SEC) and are generally not subject to the regulatory controls and disclosure requirements imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to Fund shareholders.
There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems, it may result in temporary periods when a portion of that Fund’s assets are uninvested and could cause it to miss attractive investment opportunities or create a potential liability to that Fund arising out of its inability to fulfill a contract to sell such securities.
Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially lower trading volume than the U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, and there is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, each of which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.
Risks Related to Armed Conflict and Geopolitical Tension. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example the continuing conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, have the potential to adversely impact Fund investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Risks Related to Russian Invasion of Ukraine. In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, the North Atlantic Treaty Organization (NATO), and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas.
Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, among others, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions freeze certain Russian assets and prohibit trading by individuals and entities in certain Russian securities, engaging in certain private transactions, and doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions led to the removal of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications, commonly called “SWIFT,” the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations have since withdrawn from Russia or suspended or curtailed their Russia-based operations.
The imposition of these current sanctions (and the potential for further sanctions in response to Russia’s continued military activity) and other actions undertaken by countries and businesses may adversely impact various sectors of the Russian economy, including, but not limited to, the financials, energy, metals and mining, engineering, and defense and defense-related materials sectors. Such actions have resulted in the decline of the value and liquidity of Russian securities, and a weakening of the ruble, and could impair the ability of a Fund to buy, sell, receive, or deliver those securities. Moreover, the measures could adversely affect global financial and energy markets and thereby negatively affect the value of a Fund’s investments beyond any direct exposure to Russian issuers or those of adjoining geographic regions.
In response to sanctions, the Russian Central Bank raised its interest rates and banned sales of local securities by foreigners. Russia also prevented the export of certain goods and payments to foreign shareholders of Russian securities. Additionally, Russia, by presidential decree, has caused the transfer of all Russian equity securities to local Russian registrar accounts, which could impact the ability of the Fund's custodian and sub-custodian to provide reasonable care over such securities as required by applicable U.S. regulatory custody requirements. Russia may take additional countermeasures or retaliatory actions, which may further impair the value and liquidity of Russian securities and Fund investments. Such actions could, for example, include restricting gas exports to other countries, the seizure of U.S. and European residents’ assets, or undertaking or provoking other military conflict elsewhere in Europe, any of which could exacerbate negative consequences on global financial markets and the economy. The actions discussed above could have a negative effect on the performance of Funds that may have exposure to Russia. While diplomatic efforts have been ongoing, the conflict between Russia and Ukraine is unpredictable and has the potential to result in broader military actions. The duration of the ongoing conflict and corresponding sanctions and related events cannot be predicted and may result in a negative impact on Fund performance and the value of Fund investments, particularly as it relates to Russian exposure.
Debt Investments
U.S. Government Obligations. U.S. government obligations include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations.
U.S. government obligations may be, (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Fund holding securities of such issuer might not be able to recover its investment from the U.S. government. For example, while the U.S. government has provided financial support to Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of FNMA, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities. In May 2025, the long-term sovereign credit rating of the U.S. government was downgraded by Fitch Ratings (Fitch) and Moody's Investors Service (Moody’s) due to a combination of expected fiscal deterioration, a high and growing government debt burden, rising interest costs, and an erosion of governance relative to peers. Further downgrades in the future could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Additionally, from time to time uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt limit, commonly called the “debt ceiling,” could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded further, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. government-sponsored entity is negatively impacted by legislative, executive or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.
Temporary Investments. Each Fund may invest a portion of its assets in affiliated money market funds or in other types of money market instruments in which those funds would invest or other short-term U.S. government securities for cash management purposes. Each Fund may invest up to 100% of its assets in investments that may be inconsistent with the Fund’s principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. As a result, a Fund may not achieve its investment objective.
In addition, each Fund may experience situations where it is unable to invest money that it has received overnight such as when it receives cash inflows after the overnight repurchase markets have closed. The Funds are permitted to leave balances in their accounts with the Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate the Funds for such activity, the Funds may receive compensation from BNY Mellon at an agreed upon rate.
Changing Interest Rates. In a low or negative interest rate environment, debt securities may trade at, or be issued with, negative yields, which means the purchaser of the security may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent a Fund holds a negatively-yielding debt security or has a bank deposit with a negative interest rate, the Fund would generate a negative return on that investment. Cash positions may also subject a Fund to increased counterparty risk to the Fund's bank. Debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In the past, the U.S. government and certain foreign central banks have taken steps to stabilize markets by, among other things, reducing interest rates. To the extent such actions are pursued, they present heightened risks to debt securities, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. At times, the U.S. government also has sought to stabilize markets and curb inflation by implementing increases to the federal funds interest rate. As interest rates rise, there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, the Funds may be subject to significant losses.
In a low or negative interest rate environment, some investors may seek to reallocate assets to other income-producing assets. This may cause the price of such higher yielding instruments to rise, could further reduce the value of instruments with a negative yield, and may limit a Fund's ability to locate fixed income instruments containing the desired risk/return profile. Changing interest rates, including, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed income markets to heightened volatility, increased redemptions, and potential illiquidity.
With respect to a money market fund, which seeks to maintain a stable $1.00 price per share, a low or negative interest rate environment could impact the money market fund’s ability to maintain a stable $1.00 share price. During a negative interest rate environment causing a money market fund to have a negative gross yield, the money market fund may reduce the number of shares outstanding on a pro rata basis through reverse distribution mechanisms or other mechanisms to seek to maintain a stable $1.00 price per share, subject to approval of the board of trustees of the money market fund and to the extent permissible by applicable law and its organizational documents. A money market fund that implements share cancellation would continue to maintain a stable $1.00 share price by use of the amortized cost method of valuation and/or penny rounding method but the value of an investor’s investment would decline if the fund reduces the number of shares held by the investor. Alternatively, the money market fund may discontinue using the amortized cost method of valuation to maintain a stable $1.00 price per share and establish a fluctuating NAV per share rounded to four decimal places by using available market quotations or equivalents. A money market fund that floats its NAV would no longer maintain a stable $1.00 share price and instead have a share price that fluctuates. An investor in a money market fund that floats its NAV would lose money if the investor sells their shares when they are worth less than what the investor originally paid for them.
Asset-Backed Securities. Asset-backed securities are interests in pooled mortgages, loans, receivables, or other assets. Payments of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement.
Bank Instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposit, time deposits, and banker’s acceptances from U.S. or foreign banks, as well as Eurodollar certificates of deposit (Eurodollar CDs) and Eurodollar time deposits of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A banker’s acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.

An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Debt Securities.
Synthetic Municipal Instruments. Synthetic municipal instruments are instruments, the value of and return on which are derived from underlying securities.  Synthetic municipal instruments in which the Funds may invest include tender option bonds, and fixed or variable rate trust certificates. These types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (Underlying Bonds), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Funds. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders fixed rates or short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "fixed rate trust certificate" evidences an interest in a trust entitling a certificate holder to fixed future interest and/or principal payments on the Underlying Bonds. A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature (the right to tender its certificate at par value plus accrued interest under certain conditions).
All synthetic municipal instruments must meet the minimum quality standards for the Funds' investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Funds, Invesco considers the creditworthiness of the issuer of the Underlying Bond, the sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature).
Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service (IRS) has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Funds on certain synthetic municipal instruments would be deemed to be taxable. The Funds rely on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.
Municipal Securities. Municipal Securities are typically debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is, at the time of issuance, exempt from federal income tax. The issuers of municipal securities obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.
Certain types of municipal securities are issued to obtain funding for privately operated facilities. The credit and quality of private activity debt securities are dependent on the private facility or user, who is responsible for the interest payment and principal repayment.
The two major classifications of Municipal Securities are bonds and notes. Municipal bonds are municipal debt obligations in which the issuer is obligated to repay the original (or “principal”) payment amount on a certain maturity date along with interest. A municipal bond’s maturity date (the date when the issuer of the bond repays the principal) may be years in the future. Short-term bonds mature in one to three years, while long-term bonds usually do not mature for more than a decade. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal notes also include tax, revenue notes and revenue and bond anticipation notes (discussed more fully below) of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes.
Municipal debt securities may also be classified as general obligation or revenue obligations (or "special delegation securities"). General obligation securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.
Revenue debt obligations, such as revenue bonds and revenue notes, are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on municipal securities may give rise to a federal alternative minimum tax (AMT) liability and may have other collateral federal income tax consequences. There is a risk that some or all of the interest received by the Fund from tax-exempt municipal securities might become taxable as a result of tax law changes or determinations of the IRS.
Another type of revenue obligations is pre-refunded bonds, which are typically issued to refinance debt. In other words, pre-refunded bonds result from the advance refunding of bonds that are not currently redeemable. The proceeds from the issue of the lower yield and/or longer maturing pre-refunding bond will usually be used to purchase U.S. government obligations, such as U.S. Treasury securities, which are held in an escrow account and used to pay interest and principal payments until the scheduled call date of the original bond issue occurs. Like other fixed income securities, pre-refunded bonds are subject to interest rate, market, credit, and reinvestment risks. However, because pre-refunded bonds are generally collateralized with U.S. government obligations, such pre-refunded bonds have essentially the same risks of default as an AAA-rated security. The Fund will treat such pre-refunded securities as investment-grade securities, notwithstanding the fact that the issuer of such securities may have a lower rating (such as a below-investment-grade rating) from one or more rating agencies.
Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including but not limited to, fixed and variable rate securities, variable rate demand notes, municipal leases, custodial receipts, participation certificates, inverse floating rate securities, and derivative municipal securities.
After purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. (Moody's) or S&P Global Ratings (S&P), or another nationally recognized statistical rating organization (NRSRO), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require a Fund to dispose of the security. To the extent that the ratings applied by Moody’s, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable credit quality ratings as standards for its investments in Municipal Securities.
The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase. The ratings of S&P and Moody’s represent their opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields while municipal securities of the same maturity and coupon with different ratings may have the same yield.
The secondary market for municipal obligations (and in particular high yield municipal obligations) also tends to be less well-developed and less liquid than many other securities markets, including with respect to certain municipal securities that represent relatively recent innovations in such markets or are specific to an individual project, which may limit a Fund’s ability to sell its municipal obligations at attractive prices, especially on short notice. There may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities. As a result, municipal securities may be more difficult to value accurately.
Under normal market conditions, longer-term municipal securities generally provide a higher yield than shorter-term municipal securities. The Funds have no limitation as to the maturity of municipal securities in which they may invest. The Adviser may adjust the average maturity of a Fund’s portfolio from time to time depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates.
The net asset value of a Fund will change with changes in the value of its portfolio securities. With fixed income municipal securities, the net asset value of a Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. The prices of longer term municipal securities generally are more volatile with respect to changes in interest rates than the prices of shorter term municipal securities. Volatility may be greater during periods of general economic uncertainty. Further, decreased inventories of municipal securities held by brokers and dealers can lessen their ability to make a market in these securities, and result in increased municipal security price volatility and trading costs, particularly during periods of economic or market stress. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing municipal securities and elements of judgment may play a greater role in the valuation.
Municipal Securities, like other debt obligations, are subject to the credit risk of nonpayment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal securities experiencing nonpayment and a potential decrease in the net asset value of the Fund. In addition, a Fund may incur expenses to work out or restructure a distressed or defaulted security.
The Funds may invest in Municipal Securities with credit enhancements such as letters of credit and municipal bond insurance. The Funds may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, a Fund may invest more than 25% of its assets in securities insured by the same insurance company, to the extent permitted by other applicable investment limitations. If a Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect share price. Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. These credit enhancements do not guarantee payments or repayments on the Municipal Securities and a downgrade in the credit enhancer could affect the value of the Municipal Security.
If the IRS determines that an issuer of a Municipal Security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on Municipal Securities or otherwise adversely affect the current federal or state tax status of Municipal Securities. For example, 2017 legislation commonly known as the Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after December 31, 2017.
Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes.
At times, in connection with the restructuring of a municipal bond issuer either outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings, the Fund may determine or be required to accept equity or taxable debt securities, or the underlying collateral (which may include real estate or loans) from the issuer in exchange for all or a portion of the Fund’s holdings in the municipal security. Although the Adviser will attempt to sell those assets as soon as reasonably practicable in most cases, depending upon, among other things, the Adviser’s valuation of the potential value of such assets in relation to the price that could be obtained by the Fund at any given time upon sale thereof, the Fund may determine to hold such securities or assets in its portfolio for limited period of time in order to liquidate the assets in a manner that maximizes their value to the Fund.
Municipal Securities also include, but are not limited to, the following securities:
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Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.
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Revenue Anticipation Debt Securities, including bonds, notes, and certificates, are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the securities. In general, they also constitute general obligations of the issuer.
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Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues.
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Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.
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Tax-Exempt Mandatory Paydown Securities (TEMPS) are fixed rate term bonds carrying a short-term maturity, usually three to four years beyond the expected redemption. TEMPS are structured as bullet repayments, with required optional redemptions as entrance fees are collected.
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Zero Coupon and Pay-in-Kind Securities do not immediately produce cash income. These securities are issued at an original issue discount, with the full value, including accrued interest, paid at maturity. Interest income may be reportable annually, even though no annual payments are made. Market prices of zero coupon bonds tend to be more volatile than bonds that pay interest regularly. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.

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Capital Appreciation Bonds are municipal securities in which the investment return on the initial principal payment is reinvested at a compounded rate until the bond matures. The principal and interest are due on maturity. Thus, like zero coupon securities, investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks.
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Payments in lieu of taxes (also known as PILOTs) are voluntary payments by, for instance the U.S. government or nonprofits, to local governments that help offset losses in or otherwise serve as a substitute for property taxes.
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Converted Auction Rate Securities (CARS) are a structure that combines the debt service deferral feature of Capital Appreciation Bonds (CABS) with Auction Rate Securities. The CARS pay no debt service until a specific date, then they incrementally convert to conventional Auction Rate Securities. At each conversion date the issuer has the ability to call and pay down any amount of the CARS.
    Some bonds may be “callable,” allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in investments that pay a lower rate of return, which could reduce the Fund’s yield.
U.S. Corporate Debt Obligations. Corporate debt obligations are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest rate which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Funds' percentage limitation for illiquid investments.
Other Investments
Other Investment Companies. Unless otherwise indicated in this SAI or in a Fund’s prospectus, a Fund may purchase shares of other investment companies, including exchange-traded funds ("ETFs"), non-exchange traded U.S. registered open-end investment companies (mutual funds), closed-end investment companies, or non-U.S. investment companies traded on foreign exchanges. When a Fund purchases shares of another investment company, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
A Fund’s investment in the securities of other investment companies is subject to the applicable provisions of the 1940 Act and the rules thereunder. Specifically, Section 12(d)(1) of the 1940 Act contains various limitations on the ability of a registered investment company (an “acquiring fund”) to acquire shares of another registered investment company (an “acquired fund”). Under these limits, an acquiring fund generally cannot (i) purchase more than 3% of the total outstanding voting stock of an acquired fund; (ii) invest more than 5% of its total assets in securities issued by an acquired company; and (iii) invest more than 10% of its total assets in securities issued by other investment companies. Likewise, an acquired fund, as well as its principal underwriter or any broker or dealer registered under the Securities Exchange Act of 1934, as amended (the Exchange Act), cannot knowingly sell more than 3% of the total outstanding voting stock of the acquired fund to an acquiring fund, or more than 10% of the total outstanding voting stock of the acquired fund to acquiring funds generally.
Rule 12d1-4 under the 1940 Act allows a fund to acquire the securities of another investment company in excess of the limitations imposed by Section 12 without obtaining an exemptive order from the SEC, subject to certain limitations and conditions. Among those conditions is the requirement that, prior to a fund relying on Rule 12d1-4 to acquire securities of another fund in excess of the limits of Section 12(d)(1), the acquiring fund must enter into a Fund of Funds Agreement with the acquired fund. (This requirement does not apply when the acquiring fund’s investment adviser acts as the acquired fund’s investment adviser and does not act as sub-adviser to either fund.)
Rule 12d1-4 also is designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent a Fund’s shares are sold to other investment companies in reliance on Rule 12d1-4, the Fund will be limited in the amount it could invest in other investment companies and private funds.
In addition to Rule 12d1-4, the 1940 Act and related rules provide other exemptions from these restrictions. For example, these limitations do not apply to investments by a Fund in investment companies that are money market funds, including money market funds that have the Adviser or an affiliate of the Adviser as an investment adviser.
Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing the Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Funds. A Fund’s Adviser, or Sub-Adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.
For Rule 2a-7 purposes, a variable rate security, the principal amount of which is scheduled to be paid in more than 397 calendar days, that is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.  A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.
The secondary market for certain floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases, longer than seven days).  Certain floating rate loans held by a Fund might not be considered securities for purposes of the Securities Act of 1933 (1933 Act) or the Exchange Act and therefore a risk exists that purchasers, such as the Funds, may not be entitled to rely on the antifraud provisions of those Acts.

Investment Techniques
Forward Commitments, When-Issued and Delayed Delivery Securities. Each Fund may purchase and sell securities on a forward commitment, when-issued and delayed delivery basis whereby the Fund buys or sells a security with payment and delivery taking place in the future. Securities purchased or sold on a forward commitment, when-issued or delayed delivery basis involve delivery and payment that take place in the future after the trade date or the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments include “to be announced” (TBA) transactions, which are contracts for the purchase and sale of mortgage-backed securities issued or guaranteed by certain U.S. agencies or government sponsored enterprises for delivery at a future settlement date agreed upon by the two parties to the transaction, which is typically a month or more after the trade date of the transaction. On the trade date of a TBA transaction, the counterparties agree upon certain criteria for the securities that are to be delivered, including the issuer, maturity, coupon, face value and price, but the precise securities to be delivered are not specified. Instead, the actual securities to be delivered, which must satisfy the specified criteria, are communicated by the seller to the buyer shortly before the agreed upon settlement date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may instead sell these securities or its commitment before the settlement date if deemed advisable. This will frequently be the case for TBA transactions and other forward-settling mortgage-backed securities transactions. No specific limitation exists as to the percentage of the Fund’s assets which may be used to acquire securities on a when-issued and delayed delivery basis.
When purchasing a security on a forward commitment, when-issued or delayed delivery basis, a Fund assumes the risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
Many forward commitments, when-issued and delayed delivery transactions, including TBAs, are also subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments or fulfilling delivery obligations to a Fund. A Fund may obtain no or only limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Counterparty risk may be mitigated by the exchange of variation margin between the counterparties on a regular basis as the market value of the deliverable security fluctuates.
Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. In the case of a purchase transaction, the delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Recently finalized rules of the Financial Industry Regulatory Authority (FINRA) include mandatory margin requirements for the TBA market that require a Fund to post collateral in connection with its TBA transactions. A Fund or the counterparty will make payments throughout the term of the transaction as collateral values fluctuate to maintain full collateralization for the term of the transaction. Collateral will be marked-to-market every business day. If the counterparty defaults on the transaction or declares bankruptcy or insolvency, a Fund might incur expenses in enforcing its rights, or the Fund might experience delay and costs in recovering collateral or may suffer a loss if the value of the collateral declines.
Interfund Loans. The SEC has issued an exemptive order permitting the Invesco Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Invesco Funds’

interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan generally will occur only if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) an Invesco Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) an Invesco Fund may not lend more than 5% of its net assets to another Invesco Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day’s notice and may be repaid on any day. At the current time, the Funds do not participate in interfund lending.
Borrowing. The Funds may borrow money to the extent permitted under the 1940 Act Laws, Interpretations and Exemptions (defined below) and Fund Policies. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. The prospectus may specify other reasons for which such borrowings may be utilized. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.
If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund’s borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.
The Funds may borrow from a bank, broker-dealer, or another Invesco Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate.
Repurchase Agreements. Each Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund purchases a security from a broker-dealer or bank that agrees to repurchase that security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements may be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.
In any repurchase agreement, the securities that are subject to the transaction may be obligations issued by the U.S. government or its agencies or instrumentalities. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Funds’ investment policies. Additionally, the Funds consider federal agency mortgage-backed securities to be government securities. Invesco Premier Portfolio may also engage in repurchase agreements collateralized by fixed income securities that are rated investment grade and below investment grade by NRSROs or unrated securities of comparable quality, loan participations, and equities (collectively "other collateral"). For these types of repurchase agreement transactions, the Fund would look to the counterparty, and not the collateral, for determining diversification under Rule 2a-7.  Thus, collateral for a repurchase agreement may include securities that a Fund could not hold directly.  Repurchase agreements involving obligations of other collateral may be subject to special risks and may not have the benefit of certain protections in the event of a counterparty’s insolvency.
Regardless of the collateral underlying the repurchase agreement, the Fund must determine that the repurchase agreement with the particular counterparty involves minimal credit risk and satisfies the credit quality standards in compliance with Rule 2a-7 under the 1940 Act.  Collateral with lower credit quality or longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral.
If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the security subject to the repurchase agreement to the extent that the sale proceeds including accrued interest are less than the resale price provided in the repurchase agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines or the Fund may be deemed to be an unsecured creditor and be required to return the securities to the seller.
Invesco Premier Portfolio may enter into repurchase agreements that involve securities that may be subject to a court ordered or other “stay” in the event of the seller’s bankruptcy or insolvency.  A “stay” will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court or other authority.  In these situations, a Fund may be subject to greater risk that the value of the securities may decline before they are sold, and that the Fund may experience a loss.
The securities underlying a repurchase agreement will be marked-to-market every business day, and if the value of the securities falls below a specified percentage of the repurchase price (typically 102%), the counterparty will be required to deliver additional collateral to a Fund in the form of cash or additional securities. Custody of the securities will be maintained by the Fund’s custodian or sub-custodian for the duration of the agreement.
The Funds may invest their cash balances in joint accounts with other Invesco Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days and collateralized by cash or government securities, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements may be considered loans by a Fund under the 1940 Act.
Restricted and Illiquid Investments. Each Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid investments.
For purposes of each Fund’s 5% limitation, an illiquid investment means an investment that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder. Illiquid investments may include a wide variety of investments, such as, for example: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) Over-the-counter (OTC) options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act; and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws, including private placement securities sold pursuant to Regulation S.
Limitations on the resale of restricted investments may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling restricted securities or illiquid investments may result in a loss or be costly to the Fund.

If a substantial market develops for a restricted security or illiquid investment held by a Fund, it may be treated as a liquid investment, in accordance with procedures and guidelines adopted by the Board on behalf of the Funds.
Rule 144A Securities. Rule 144A securities are securities which, while initially privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in the securities even though such securities are not registered under the 1933 Act. A Fund will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund’s restriction on illiquid investments. The determination of whether a Rule 144A security is liquid or illiquid will take into account relevant market trading, and investment-specific considerations consistent with applicable SEC guidance. Additional factors that may be considered include the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could increase the amount of a Fund’s illiquid investments if qualified institutional buyers are unwilling to purchase such securities.
Sale of Money Market Securities. The Funds do not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, the Adviser and/or Sub-Adviser may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Also, there frequently are differences in yields between various types of money market securities. The Adviser and/or Sub-Adviser may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Adviser’s and/or Sub-Adviser’s judgment as to desirable portfolio maturity structure. The Adviser and/or Sub-Adviser may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. This procedure may increase or decrease the Fund’s yield depending upon the Adviser’s and/or Sub-Adviser’s ability to correctly time and execute such transactions. The Fund’s policy of investing in securities with maturities of 397 calendar days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund’s net income.
Valuation Risk
Many factors may influence the price at which a Fund could sell a particular portfolio investment. The price a Fund could receive upon the sale of a portfolio investment may differ from a Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund.
To the extent that the investments held by a Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which a Fund’s shares trade is open, there are likely to be deviations between the current price of such investment and the last quoted price for the investment (i.e., a Fund’s quote from the closed foreign market). When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment, and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations.
In addition, there is no assurance that a Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating a Fund’s net asset value, and it is possible that a Fund could incur a loss because an investment is sold at a discount to its ascribed value. Purchases or redemptions of Fund shares made on days when a Fund is holding fair valued investments may result in receiving a greater or lesser number of shares, or higher or lower redemption proceeds, than would have been received if a Fund did not hold fair valued investments or if the Adviser had used a different methodology to fair value those investments. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Environmental, Social and Governance (ESG) Considerations
ESG considerations may be assessed as part of the Adviser's credit research process. ESG factors may vary across types of investments and issuers, and not every ESG factor may be identified or evaluated. The incorporation of ESG factors may affect a Fund’s exposure to certain issuers or industries and may not work as intended. A Fund may underperform other funds that do not assess an issuer’s ESG factors as part of the investment process or that use a different methodology to identify and/or incorporate ESG factors. Because ESG considerations may be used as one part of an overall investment process, a Fund may still invest in securities of issuers that are not considered ESG-focused or that may be viewed as having a high ESG risk profile. As investors can differ in their views regarding ESG factors, a Fund may invest in issuers that do not reflect the views with respect to ESG of any particular investor. Information used by a Fund to evaluate such factors, including information from reliance on third-party research and/or proprietary research, may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact a Fund’s ability to accurately assess an issuer, which could negatively impact a Fund’s performance. There is no guarantee that the evaluation of ESG considerations will be additive to a Fund’s performance.
Receipt of Issuer’s Nonpublic Information
The Adviser or Sub-Advisers (through their portfolio managers, analysts, or other representatives) may receive material nonpublic information about an issuer that may restrict the ability of the Adviser or Sub-Advisers to cause the Funds to buy or sell securities of the issuer on behalf of the Funds for substantial periods of time. This may impact the Funds' ability to realize profit or avoid loss with respect to the issuer and may adversely affect the Funds' flexibility with respect to buying or selling securities, potentially impacting Fund performance. For example, activist investors of certain issuers in which the Adviser or Sub-Advisers hold large positions may contact representatives of the Adviser or Sub-Advisers and may disclose material nonpublic information in such communication. The Adviser or Sub-Advisers would be restricted from trading on the basis of such material nonpublic information, limiting their flexibility in managing the Funds and possibly impacting Fund performance.
Artificial Intelligence Risk
The rapid development and increasingly widespread use of certain artificial intelligence technologies, including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of a Fund's investments, or the services provided to a Fund by its service providers. For example, issuers in which a Fund invests and/or service providers to the Funds (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased leading to adverse effects for a Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.
To the extent a Fund invests in companies that are involved in various aspects of AI Technologies, it is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources, or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.
Actual usage of AI Technologies by a Fund’s service providers and issuers in which a Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Funds, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Funds and their service providers (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.
Cybersecurity incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. Cyberattacks may include infection by malicious software or gaining unauthorized access to digital systems, networks or devices that are used to service the Funds' operations (e.g., by “hacking” or “phishing”). Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). These cyberattacks could cause the misappropriation of assets or personal information, corruption of data or operational disruptions. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks.
Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. In addition, substantial costs may be incurred in order to prevent any cybersecurity incidents in the future. Although the Funds' service providers may have established business continuity plans and risk management systems to mitigate cybersecurity risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. The Funds and their shareholders could be negatively impacted as a result.
The rapid development and increasingly widespread use of AI Technologies (as discussed under “Artificial Intelligence Risk” herein) could increase the effectiveness of cyberattacks and exacerbate the risks.
Business Continuity and Operational Risk
The Adviser, the Funds and the Funds' service providers may experience disruptions or operating errors, such as processing errors or human errors, inadequate or failed internal or external processes, systems or technology failures, or other disruptive events, that could negatively impact and cause disruptions in normal business operations of the Adviser, the Funds or the Funds' service providers. The Adviser has developed a Business Continuity Program (the “Program”) designed to minimize the disruption of normal business operations in the event of an adverse incident affecting the Funds, the Adviser and/or its affiliates. The Program is also designed to enable the Adviser to reestablish normal business operations in a timely manner during such an adverse incident; however, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and, under some circumstances (e.g. natural disasters, terrorism, public health crises, power or utility shortages and failures, system failures or malfunctions), the Adviser, its affiliates, and any service providers or vendors used by the Adviser, its affiliates, or the Fund could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances could cause disruptions and negatively impact the Funds' service providers and the Funds' business operations, potentially including an inability to process Fund shareholder transactions, an inability to calculate a Fund’s net asset value and price the Fund’s investments, and impediments to trading portfolio securities.
Natural Disaster/Epidemic Risk
Natural or environmental disasters such as earthquakes, wildfires, floods, hurricanes, tsunamis, other severe weather-related phenomena, and widespread disease including pandemics and epidemics, can be highly disruptive to economies and markets, sometimes severely so, and can adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The spread of the human coronavirus disease beginning in 2019 (COVID-19) is an example. In the first quarter of 2020, the World Health Organization (WHO) recognized COVID-19 as a global pandemic and both the WHO and the U.S. declared the outbreak a public health emergency. The subsequent spread of COVID-19 resulted in, among other significant adverse economic impacts, instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations (including business closures) and supply chains, employee layoffs and general lack of employee availability, lower consumer demand, and defaults and credit downgrades, all of which contributed to disruption of global economic activity across many industries and exacerbated other pre-existing political, social and economic risks domestically and globally. Although the WHO and the U.S. ended their declarations of COVID-19 as a global health emergency in May 2023, the full economic impact at the macro-level and on individual businesses, as well as the potential for a future reoccurrence of COVID or the occurrence of a similar epidemic or pandemic, are unpredictable and could result in significant and prolonged adverse impact on economies and financial markets in specific countries and worldwide and thereby negatively affect a Fund’s performance.
Custody and Banking Risks
The Fund’s assets may be maintained with one or more banks or other depository institutions (“banking institutions”), including both US and non-US banking institutions. In addition, the Fund’s assets may be maintained at regional (or mid-size) banking institutions or large banking institutions. Regional banking institutions are generally subject to fewer regulatory safeguards than large banking institutions, causing regional banking institutions to be perceived as having greater credit risk than large banking institutions. The Fund may enter into credit facilities or have other financial relationships with banking institutions. The distress, impairment or failure of one or more banking institutions, whether or not holding the Fund’s assets, may inhibit the ability of the Fund to access depository accounts or lines of credit at all or in a timely manner. Such events can be caused by various factors including negative market sentiment, significant withdrawals, fraud, or poor management. In such cases, the Fund may need to delay or forgo making new investments, or the Fund may need to sell another investment to raise cash when it is not desirable to do so, which could result in lower performance. In the event of such a failure of a banking institution, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (FDIC) protection may not be available for balances in excess of the amounts insured by the FDIC (and similar considerations may apply to banking institutions in other jurisdictions not subject to FDIC protection). In such instances, the Fund may not recover such excess uninsured amounts and instead would only have an unsecured claim against the banking institution and may be able to recover only the residual value of the banking institution’s assets, if any value is recovered at all. The loss of any assets maintained with a banking institution or the inability to access such assets for a period of time, even if ultimately recovered, could be materially adverse to the Fund. In addition, the Fund’s Adviser may not be able to identify all potential solvency or stress concerns with respect to a banking institution or transfer assets from one bank to another in a timely manner in the event a banking institution comes under stress or fails. It is also possible that a Fund will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to access to capital, economic terms, or otherwise).
Litigation Risk
From time to time, a Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects a Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by a Fund or adversely affect the value of the Fund’s shares.
Fund Policies for Invesco Premier Portfolio
Fundamental Restrictions. Except as otherwise noted below, the Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares.
(1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.
(2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
(3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
(4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

(5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
(6) The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.
(7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.
(8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.
The investment restrictions set forth above provide the Fund with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Fund has this flexibility, the Board has adopted non-fundamental restrictions for the Fund relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Fund. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.
Explanatory Note
For purposes of the Fund’s fundamental restriction related to industry concentration above, investments in tax-exempt municipal securities where the payment of principal and interest for such securities is derived solely from a specific project associated with an issuer that is not a governmental entity or a political subdivision of a government are subject to a Fund’s industry concentration policy.
For purposes of the Fund’s fundamental restriction related to physical commodities above, the Fund is currently permitted to invest in futures, swaps, and other instruments on physical commodities and the 1940 Act does not prohibit a fund from owning commodities or contracts related to commodities. The extent to which the Fund can invest in futures, swaps and other instruments on physical commodities, and/or commodities or contracts related to commodities is set out in the Fund’s prospectus, this SAI, and as permitted by the Fund’s fundamental restriction.
For purposes of the Fund’s fundamental restriction related to real estate above, the 1940 Act does not prohibit a fund from owning real estate. The extent to which the Fund can invest in real estate is set out in the investment strategies described in the Fund’s prospectus or this SAI.
For purposes of the Fund’s fundamental restriction related to senior securities above, the 1940 Act prohibits a fund from issuing a “senior security,” which is generally defined as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, or any stock of a class having priority over any other class of the fund’s shares with respect to the payment of dividends or the distribution of fund assets, except that the fund may borrow money as described above.
For purposes of the Fund’s fundamental restriction related to loans above, made by the Fund, current SEC staff interpretations under the 1940 Act prohibit a fund from lending more than one-third of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.
Non-Fundamental Restrictions. The following non-fundamental investment restrictions apply to Invesco Premier Portfolio. They may be changed for any Fund without approval of that Fund’s voting securities.
(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
(2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers, or an Invesco Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an Invesco Fund are outstanding.
(3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry and may invest over 25% of its assets in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, and (iii) bank instruments.
(4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an Invesco Fund, on such terms and conditions as the SEC may require in an exemptive order.
(5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Fund.
(6) The Fund may not acquire any securities of registered unit investment trusts in reliance on Sections 12(d)(1) or 12(d)(1)(G) of the 1940 Act.
Fund Policies for Invesco Premier U.S. Government Money Portfolio
Fundamental Restrictions. The investment restrictions set forth below have been adopted by the Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As provided in the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets will not cause a violation of the following investment restrictions as long as percentage restrictions are observed by the Fund at the time it purchases any security. The Fund shall not:
(1) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches for foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(2) Except to the extent permitted by Rule 2a-7 promulgated under the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;
(3) Underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act, in connection with the disposition of the fund's portfolio securities;

(4) Borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);
(5) Issue senior securities, except as permitted under the 1940 Act;
(6) Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;
(7) The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund;
(8) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); or
(9) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single, open-end management investment company managed by the Adviser or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.
The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. The Fund's investment objective is fundamental and may not be changed without shareholder approval.
Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to Invesco Premier U.S. Government Money Portfolio.
(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except, as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
In complying with the fundamental restriction regarding issuer diversification, any Fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.
(2) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.
(3) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies and restrictions as the Fund.
(4) The Fund may not acquire any securities of registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(5) The following applies:
Invesco Premier U.S. Government Money Portfolio invests, under normal circumstances, at least 80% of its assets in (i) direct obligations of the U.S. Treasury, (ii) other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above.
For purposes of the foregoing, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.
It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund’s policies that are a result of application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.
Policies and Procedures for Disclosure of Fund Holdings
The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the Holdings Disclosure Policy). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco and its affiliates may release information about portfolio securities in certain contexts are provided below. As used in the Holdings Disclosure Policy and throughout the SAI, the term “portfolio holdings information” includes information with respect to the portfolio holdings of a Fund, including holdings that are derivatives and holdings held as short positions. Information generally excluded from “portfolio holdings information” includes, without limitation, (i) descriptions of allocations among asset classes, regions, countries, industries or sectors; (ii) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (iii) performance attributions by asset class, country, industry or sector; (iv) aggregated risk statistics, analysis and simulations, such as stress testing; (v) the characteristics of the stock and bond components of a Fund’s portfolio holdings and other investment positions; (vi) the volatility characteristics of a Fund; (vii) information on how various weightings and factors contributed to Fund performance; (viii) various financial characteristics of a Fund or its underlying portfolio investments; and (ix) other information where, in the reasonable belief of the Funds' Chief Compliance Officer (or a designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the applicable Fund.
Public release of portfolio holdings. The Funds make available to institutions that maintain accounts with the Funds, beneficial owners of the Fund shares and prospective investors (collectively, Qualified Persons) information regarding or derived from the Funds’ portfolio holdings. The Funds disclose the following portfolio holdings information at www.invesco.com/us1.
Information	Approximate Date of Website Posting	Information Remains Available on Website
Weighted average maturity information thirty-day, seven-day, and one-day yield information, daily dividend factor and total net assets	Next business day	Until posting of the following business day's information

With respect to the Fund and each class of redeemable shares thereof:	Fifth business day of the month (as of the last business day or subsequent calendar day of the preceding month).	Not less than six months

• The dollar-weighted average portfolio maturity
• The dollar-weighted average portfolio maturity determined without reference to interest rate readjustments

Information	Approximate Date of Website Posting	Information Remains Available on Website

With respect to each security held by the Fund:

• The name of the issuer
• The category of investment (as such categories are provided in Rule 2a-7 and under Invesco’s Procedures for Money Market Funds Operating Under Rule 2a-7)
• CUSIP number, if any
• Principal amount
• Maturity date by taking into account the maturity shortening provisions in Rule 2a-7
• Maturity date determined without reference to the exceptions regarding interest rate readjustments
• Coupon or yield
• Value

The percentage of the Fund’s total
assets (as such term is defined in
Rule 2a-7)* invested in weekly liquid
assets; and the Fund’s net inflows
and outflows.
*A tax-exempt fund is not required to
disclose daily liquid asset
percentages on the fund’s website
each day
	Each business day as of the end of the preceding business day	Six months
Complete portfolio holdings, and information derived there from, as of month-end or as of some other period determined by the Adviser in its sole discretion	One day after month-end or any other period, as may be determined by the Advisor in its sole discretion	Until posting of the fiscal quarter holdings for the months included in the fiscal quarter
Complete portfolio holdings as of fiscal quarter-end	60-70 days after fiscal quarter-end	For one year
1
To locate each Fund’s portfolio holdings information, go to www.invesco.com/us Select “Financial Professional” or “Individual Investors,” if applicable. Hover over the “Products” tab and then click on the “Money Market and Liquidity Funds.” On the “Money Market and Liquidity Funds” page click on “Fund Materials.” Links to each Fund’s portfolio holdings are located under the “Holdings” column.
You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.
For Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, Qualified Persons may obtain access to the website, as well as, the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Funds’ distributor’s vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of Invesco and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.invesco.com/us.

The Funds will file monthly with the SEC portfolio holdings and other information about the Fund and its portfolio as of the last business day of the preceding month or any subsequent calendar day of such month within five business days of the end of each month.
Selective disclosure of portfolio holdings information pursuant to Non-Disclosure Agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings information on a selective basis only if Invesco approves the parties to whom disclosure of non-public full portfolio holdings information will be made. Invesco must determine that the proposed selective disclosure will be made for business purposes of the applicable Fund and is in the best interest of the applicable Fund’s shareholders. In making such determination, Invesco will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.
The Board exercises continuing oversight of the disclosure of Fund portfolio holdings information by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Invesco Funds’ Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Invesco Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended (the Advisers Act)) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board receives reports on the specific types of situations in which Invesco proposes to provide such selective disclosure and the situations where providing selective disclosure raises perceived conflicts of interest between shareholders of the applicable Fund and Invesco or its affiliates. In any specific situation where Invesco addresses a perceived conflict, Invesco will report to the Board on the persons to whom such disclosures are to be made and the treatment of any such conflicts before agreeing to provide selective disclosure.
Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the funds advised by Invesco (the Invesco Funds):
●
Attorneys and accountants;
●
Securities lending agents;
●
Lenders to the Invesco Funds;
●
Rating and rankings agencies;
●
Persons assisting in the voting of proxies;
●
Invesco Funds’ custodians;
●
The Invesco Funds’ transfer agent(s) (in the event of a redemption in kind);
●
Pricing services, market makers, or other fund accounting software providers (to determine the price of investments held by an Invesco Fund);
●
Brokers identified by the Invesco Funds’ portfolio management team who provide execution and research services to the team;
●
Analysts hired to perform research and analysis for the Invesco Funds’ portfolio management team; and
●
Insurance companies which may receive portfolio holdings information before Invesco posts portfolio holdings information to Invesco's website (to allow such insurance companies to post portfolio holdings information to their websites at approximately the same time that Invesco posts portfolio holdings information to Invesco's website).
In many cases, Invesco will disclose current portfolio holdings information on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings information will maintain the confidentiality of such portfolio holdings information and will not trade on such information (Non-disclosure Agreements). Please refer to Appendix B for a list of examples of persons to whom Invesco provides non-public portfolio holdings information on an ongoing basis.
Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Invesco Funds, and where there is no other way to transact the Funds' business without disclosure of such portfolio holdings information.
The Holdings Disclosure Policy provides that the Funds, Invesco or any other party in connection with the disclosure of portfolio holdings information will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.
Disclosure of certain portfolio holdings information without Non-Disclosure Agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisers and each of their employees may receive or have access to portfolio holdings information as part of the day to day operations of the Funds.
Employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio investments or may state that a Fund has recently purchased or sold, or continues to own, one or more investments. The investments subject to these views and statements may be ones that were purchased or sold since the date on which portfolio holdings was made available on the Fund’s website and therefore may not be reflected on the portfolio holdings information disclosed on the website. Such views and statements may be made to various persons, including members of the press, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan and their advisers. The nature and content of the views and statements provided to each of these persons may differ.
Disclosure of portfolio holdings information to traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the investments held by a Fund when purchasing and selling investments through broker-dealers, futures commissions merchants, clearing agencies and other counterparties requesting bids on investments, obtaining price quotations on investments, or in connection with litigation involving the Funds' portfolio investments. Invesco does not enter into formal Non-Disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.
Disclosure of portfolio holdings of other Invesco-managed products. Invesco and its affiliates manage products sponsored by companies other than Invesco, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain Invesco Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco and its affiliates may disclose the portfolio holdings of their products at different times than Invesco discloses portfolio holdings for the Invesco Funds.
MANAGEMENT OF THE TRUST
Board of Trustees
The Trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.
Qualifications and Experience. In addition to the information set forth in Appendix C, the following sets forth additional information about the qualifications and experience of each of the Trustees.

Interested Trustees
Jeffrey H. Kupor, Trustee
Jeffrey Kupor has been a member of the Board of Trustees of the Invesco Funds since 2024. Mr. Kupor is Senior Managing Director and General Counsel at Invesco Ltd.
Mr. Kupor joined Invesco Ltd. in 2002 and has held a number of legal roles, including, most recently, Head of Legal, Americas, in which role he was responsible for legal support for Invesco's Americas business. Prior to joining the firm, he practiced law at Fulbright & Jaworski LLP (now known as Norton Rose Fulbright), specializing in complex commercial and securities litigation. He also served as the general counsel of a publicly traded communication services company.
Mr. Kupor earned a BS degree in economics from the Wharton School at the University of Pennsylvania and a JD from the Boalt Hall School of Law (now known as Berkeley Law) at the University of California at Berkeley.
The Board believes that Mr. Kupor’s current and past positions with the Invesco complex along with his legal background and experience as an executive in the investment management area benefits the Funds.
Douglas Sharp, Trustee
Douglas Sharp has been a member of the Board of Trustees of the Invesco Funds since 2024. Mr. Sharp is Senior Managing Director, Head of Americas & EMEA (Europe, the Middle East, and Africa) at Invesco Ltd. He also served as Director and Chairman of the Board of Invesco UK Limited (Invesco’s European subsidiary board) and as Director, Chairman and Chief Executive of Invesco Fund Managers Limited.
Mr. Sharp joined Invesco Ltd. in 2008 and has served in multiple leadership roles across the company, including his previous role as Head of EMEA. Prior to that, he ran Invesco Ltd.’s EMEA retail business and served as head of strategy and business planning and as chief administrative officer for Invesco Ltd.’s US institutional business. Before joining the firm, he was with the strategy consulting firm McKinsey & Co., where he served clients in the financial services, energy, and logistics sectors.
The Board believes that Mr. Sharp’s current and past positions within the Invesco complex along with his experience in the investment management business benefits the Funds.
Independent Trustees
Beth Ann Brown, Trustee and Chair
Beth Ann Brown has been a member of the Board of Trustees of the Invesco Funds since 2019 and Chair since 2022. From 2016 to 2019, Ms. Brown served on the boards of certain investment companies in the Oppenheimer Funds complex.
Ms. Brown has served as Director of Caron Engineering, Inc. since 2018 and as an Independent Consultant since 2012.
Previously, Ms. Brown served in various capacities at Columbia Management Investment Advisers LLC, including Head of Intermediary Distribution, Managing Director, Strategic Relations and Managing Director, Head of National Accounts. She also served as Senior Vice President, National Account Manager from 2002-2004 and Senior Vice President, Key Account Manager from 1999 to 2002 of Liberty Funds Distributor, Inc. From 2013 through 2022, she served as Director, Vice President (through 2019) and President (2019-2022) of Grahamtastic Connection, a non-profit organization.
From 2014 to 2017, Ms. Brown served on the Board of Advisors of Caron Engineering Inc. and also served as President and Director of Acton Shapleigh Youth Conservation Corps, a non–profit organization, from 2012 to 2015.
The Board believes that Ms. Brown’s experience in financial services and investment management and as a director of other investment companies benefits the Funds.

Carol Deckbar, Trustee
Carol Deckbar has been a member of the Board of Trustees of the Invesco Funds since 2024. Ms. Deckbar previously served as Executive Vice President and Chief Product Officer at Teachers Insurance and Annuity Association (TIAA) Financial Services from 2019 to 2021. She also served as Executive Vice President and Principal of College Retirement Equities Fund at TIAA from 2014 to 2021. Ms. Deckbar served in various other capacities at TIAA since joining in 2007, including Executive Vice President and Head of Institutional Investments and Endowment Services from 2016 to 2019.
Prior to joining TIAA, Ms. Deckbar was a Senior Vice President of AMSOUTH Bank from 2002 to 2006, and before that she served as Senior Vice President, Managing Director, for Bank of America Capital Management from 1999 to 2002. She began her asset management career with the Evergreen Funds where she served as Senior Vice President, Managing Director from 1991 to 1998.
From 2019 to 2020, Ms. Deckbar served as Chairman of the TIAA Retirement Plan Investments Committee and as an Executive Sponsor at Advance, a council for the advancement of women. She has also held various memberships, including at Investment Company Institute, from 2017 to 2019, Fortune 400 Most Powerful Women Network, from 2012 to 2015, and Mutual Fund Education Alliance, from 2010 to 2015.
The Board believes that Ms. Deckbar’s experience in financial services and investment management benefits the Funds.
Cynthia Hostetler, Trustee
Cynthia Hostetler has been a member of the Board of Trustees of the Invesco Funds since 2017.
Ms. Hostetler is currently a member of the board of directors of the Vulcan Materials Company, a public company engaged in the production and distribution of construction materials, Trilinc Global Impact Fund LLC, a publicly registered non-traded limited liability company that invests in a diversified portfolio of private debt instruments, and Resideo Technologies, Inc., a public company that manufactures and distributes smart home security products and solutions worldwide. Ms. Hostetler also serves on the board of governors of the Investment Company Institute and is a member of the governing council of the Independent Directors Council, both of which are professional organizations in the investment management industry.
Previously, Ms. Hostetler served as a member of the board of directors/trustees of Aberdeen Investment Funds, a mutual fund complex, Edgen Group Inc., a public company that provides products and services to energy and construction companies, from 2012 to 2013, prior to its sale to Sumitomo, Genesee & Wyoming, Inc., a public company that owns and operates railroads worldwide, from 2018 to 2019, prior to its sale to Brookfield Asset Management, and Textainer Group Holdings Ltd., a public company that is the world’s second largest shipping container leasing company, prior to its sale to Stonepeak in March 2024. Ms. Hostetler was also a member of the board of directors of the Eisenhower Foundation, a non-profit organization.
From 2001 to 2009, Ms. Hostetler served as Head of Investment Funds and Private Equity at Overseas Private Investment Corporation (“OPIC”), a government agency that supports US investment in the emerging markets. Ms. Hostetler oversaw a multi-billion dollar investment portfolio in private equity funds. Prior to joining OPIC, Ms. Hostetler served as President and member of the board of directors of First Manhattan Bancorporation, a bank holding company, from 1991 to 2007, and its largest subsidiary, First Savings Bank, from 1991 to 2006 (Board Member) and from 1996 to 2001 (President).
The Board believes that Ms. Hostetler’s knowledge of financial services and investment management, her experience as a director of other companies, including a mutual fund complex, her legal background, and other professional experience gained through her prior employment benefit the Funds.
Dr. Eli Jones, Trustee
Dr. Eli Jones has been a member of the Board of Trustees of the Invesco Funds since 2016.

Dr. Jones has served as Board Member of the regional board, First Financial Bank Texas since 2021 and Board Member, First Financial Bankshares, Inc. Texas since 2022. Since 2020, Dr. Jones has served as a director on the board of directors of Insperity, Inc. (“Insperity”). From 2004 to 2016, Dr. Jones was chair of the Compensation Committee, a member of the Nominating and Corporate Governance Committee and a director on the board of directors of Insperity.
Dr. Jones is a Professor of Marketing, Lowry and Peggy Mays Eminent Scholar, and Dean Emeritus of Mays Business School at Texas A&M University. From 2015 to 2021, Dr. Jones served as Dean of Mays Business School at Texas A&M University. From 2012 to 2015, Dr. Jones was the dean of the Sam M. Walton College of Business at the University of Arkansas and holder of the Sam M. Walton Leadership Chair in Business. Prior to joining the faculty at the University of Arkansas, he was dean of the E. J. Ourso College of Business and Ourso Distinguished Professor of Business at Louisiana State University from 2008 to 2012; professor of marketing and associate dean at the C.T. Bauer College of Business at the University of Houston from 2007 to 2008; an associate professor of marketing from 2002 to 2007; and an assistant professor from 1997 until 2002. He taught at Texas A&M University for several years before joining the faculty of the University of Houston.
Dr. Jones served as the executive director of the Program for Excellence in Selling and the Sales Excellence Institute at the University of Houston from 1997 to 2007. Before becoming a professor, he worked in sales and sales management for three Fortune 100 companies: Quaker Oats, Nabisco, and Frito-Lay. Dr. Jones is a past director of Arvest Bank. He received his Bachelor of Science degree in journalism in 1982, his MBA in 1986 and his Ph.D. in 1997, all from Texas A&M University.
The Board believes that Dr. Jones’ experience in academia and his experience in marketing benefits the Funds.
Elizabeth Krentzman, Trustee
Elizabeth Krentzman has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Ms. Krentzman served on the boards of certain investment companies in the Oppenheimer Funds complex.
Ms. Krentzman served from 2017 to 2022, as a member of the Cartica Funds Board of Directors (private investment funds). Ms. Krentzman previously served as a member of the Board of Trustees of the University of Florida National Board Foundation from 2016 to 2021. She also served as a member of the Board of Trustees of the University of Florida Law Center Association, Inc. from 2016 to 2021, as a member of its Audit Committee from 2016 to 2020, and as a member of its Membership Committee from 2020 to 2021.
Ms. Krentzman served from 1997 to 2004 and from 2007 and 2014 in various capacities at Deloitte & Touche LLP, including Principal and Chief Regulatory Advisor for Asset Management Services, U.S. Mutual Fund Leader and National Director of the Investment Management Regulatory Consulting Practice. She served as General Counsel of the Investment Company Institute from 2004 to 2007.
From 1996 to 1997, Ms. Krentzman served as an Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission. She also served from 1991 to 1996 in various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission and from 1987 to 1991 as an Associate at Ropes & Gray LLP.
The Board believes that Ms. Krentzman’s legal background, experience in financial services and accounting and as a director of other investment companies benefits the Funds.
Anthony J. LaCava, Jr., Trustee
Anthony J. LaCava, Jr. has been a member of the Board of Trustees of the Invesco Funds since 2019.
Previously, Mr. LaCava served as a member of the board of directors and as a member of the audit committee of Blue Hills Bank, a publicly traded financial institution.

Mr. LaCava retired after a 37-year career with KPMG LLP (“KPMG”) where he served as senior partner for a wide range of firm clients across the retail, financial services, consumer markets, real estate, manufacturing, health care and technology industries. From 2005 to 2013, Mr. LaCava served as a member of the board of directors of KPMG and chair of the board’s audit and finance committee and nominating committee. He also previously served as Regional Managing Partner from 2009 through 2012 and Managing Partner of KPMG’s New England practice.
Mr. LaCava currently serves as Member and Chairman of the Business School Advisory Council of Bentley University and as a member of American College of Corporate Directors and Board Leaders, Inc.
The Board believes that Mr. LaCava’s experience in audit and financial services benefits the Funds.
James “Jim” Liddy, Trustee
James “Jim” Liddy has been a member of the Board of Trustees of the Invesco Funds since 2024. Mr. Liddy is a Retired Partner of KPMG LLP (KPMG) and previously served as Chairman of KPMG’s Global Financial Services, Americas practice from 2017 through 2021. He also led KPMG’s U.S. Financial Services practice from 2015 through 2021.
Prior to assuming his most recent role in 2017, Mr. Liddy served as Vice Chair of Audit and on various other committees at KPMG. He also previously served as National Managing Partner of Audit and was a member of the firm’s Global Audit Steering Group.
The Board believes that Mr. Liddy’s audit experience and knowledge of financial services and investment management benefits the Funds.
Dr. Prema Mathai-Davis, Trustee
Dr. Prema Mathai-Davis has been a member of the Board of Trustees of the Invesco Funds since 1998.
Since 2021, Dr. Mathai-Davis has served as a member of the Board of Healthcare Chaplaincy Network, a non-profit organization. From 2021 to 2023 she also served on the board of Positive Planet US, a non-profit organization.
Previously, Dr. Mathai-Davis served as co-founder and partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform) from 2017 to 2019, when the firm was acquired by Forbes Media Holdings, LLC.
Dr. Mathai-Davis previously served as Chief Executive Officer of the YWCA of the USA from 1994 until her retirement in 2000. Prior to joining the YWCA, Dr. Mathai-Davis served as the Commissioner of the New York City Department for the Aging. She was a Commissioner and Board Member of the Metropolitan Transportation Authority of New York, the largest regional transportation network in the U.S. Dr. Mathai-Davis also served as a Trustee of the YWCA Retirement Fund, the first and oldest pension fund for women, and on the advisory board of the Johns Hopkins Bioethics Institute. She was a member of the Board of Visitors of the University of Maryland School of Public Policy, and on the visiting Committee of The Harvard University Graduate School of Education.
Dr. Mathai-Davis was the president and chief executive officer of the Community Agency for Senior Citizens, a non-profit social service agency that she established in 1981. She also directed the Mt. Sinai School of Medicine-Hunter College Long-Term Care Gerontology Center, one of the first of its kind.
The Board believes that Dr. Mathai-Davis’ extensive experience in running public and charitable institutions benefits the Funds.
Joel W. Motley, Trustee
Joel W. Motley has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2002 to 2019, Mr. Motley served on the boards of certain investment companies in the Oppenheimer Funds complex.

In May 2022, Mr. Motley rejoined the Vestry and the Investment Committee of Trinity Church Wall Street. Since 2021, Mr. Motley has served as a Board member of the Trust for Mutual Understanding, which makes grants to arts and environmental organizations in Eastern Europe. Since 2021, Mr. Motley has served as a member of the board of Blue Ocean Acquisition Corp. Since 2016, Mr. Motley has served as an independent director of the Office of Finance of the Federal Home Loan Bank System. He has served as Managing Director of Carmona Motley, Inc., a privately-held financial advisory firm, since 2002.
Mr. Motley also serves as a member of the Council on Foreign Relations and its Finance and Budget Committee. He is a member of the Investment Committee and is Chairman Emeritus of the Board of Human Rights Watch and a member of the Investment Committee and the Board of Historic Hudson Valley, a non-profit cultural organization.
Since 2011, he has served as a Board Member and Investment Committee Member of the Pulitzer Center for Crisis Reporting, a non-profit journalism organization. Mr. Motley also serves as Director and member of the Board and Investment Committee of The Greenwall Foundation, a bioethics research foundation, and as a Director of Friends of the LRC, a South Africa legal services foundation.
Previously, Mr. Motley served as Managing Director of Public Capital Advisors, LLC, a privately held financial advisory firm, from 2006 to 2017. He also served as Managing Director of Carmona Motley Hoffman Inc. a privately-held financial advisor, and served as a Director of Columbia Equity Financial Corp., a privately-held financial advisor, from 2002 to 2007.
The Board believes that Mr. Motley’s experience in financial services and as a director of other investment companies benefits the Funds.
Edward Perkin, Trustee
Edward Perkin has been a member of the Board of Trustees of the Invesco Funds since 2025. From 2014 to 2021, Mr. Perkin served as the Chief Investment Officer, Equity, at Eaton Vance. He was a managing director at Morgan Stanley from 2021 to 2023.
Prior to joining Eaton Vance, Mr. Perkin served as Chief Investment Officer, International & Emerging Markets Equity, at Goldman Sachs Asset Management. He also served as a senior research analyst at FISERV from 1997 to 2000 and as an insurance broker at American Retirement Insurance Services from 1993 to1997.
Mr. Perkin holds the Chartered Financial Analyst (CFA) designation. He has an MBA, Finance, from Columbia School of Business, and a BA, Economics, from UC Santa Barbara.
The Board believes that Mr. Perkin’s experience and knowledge of investment management benefits the Funds.
Teresa M. Ressel, Trustee
Teresa Ressel has been a member of the Board of Trustees of the Invesco Funds since 2017. Ms. Ressel has served as a Managing Partner of Radiate Capital (a private equity sponsor) since 2024.
Ms. Ressel has previously served within the private sector and the U.S. government as well as consulting. Formerly, Ms. Ressel served at UBS AG in various capacities, including as Chief Executive Officer of UBS Securities LLC, a broker-dealer division of UBS Investment Bank, and as Group Chief Operating Officer of the Americas.
Between 2001 and 2004, Ms. Ressel served at the U.S. Treasury, initially as Deputy Assistant Secretary for Management & Budget and then as Assistant Secretary for Management and Chief Financial Officer. Ms. Ressel was confirmed by the U.S. Senate and anchored financial duties at the Department, including finance, accounting, risk, audit and performance measurement.
Ms. Ressel also volunteers within her community across a number of functions and serves on the board of GAVI, the Global Vaccine Alliance (non-profit) supporting children’s health.

The Board believes that Ms. Ressel’s risk management and financial experience in both the private and public sectors benefits the Funds.
Daniel S. Vandivort, Trustee
Daniel S. Vandivort has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Mr. Vandivort served on the boards of certain investment companies in the Oppenheimer Funds complex, as a Trustee and as the Governance Committee Chair.
Mr. Vandivort also served as Chairman, Lead Independent Director, and Chairman of the Audit Committee of the Board of Directors of the Value Line Funds from 2008 through 2014.
Previously, Mr. Vandivort also served as a Trustee and Chairman of the Weiss Peck and Greer Mutual Funds Board from 2004 to 2005.
Previously, Mr. Vandivort served at Weiss Peck and Greer/Robeco Investment Management from 1994 to 2007, as President and Chief Investment Officer and prior to that as Managing Director and Head of Fixed Income. Mr. Vandivort also served in various capacities at CS First Boston from 1984 to 1994, including as Head of Fixed Income at CS First Boston Investment Management.
Mr. Vandivort was also a Trustee on the Board of Huntington Disease Foundation of America from 2007 to 2013 and from 2015 to 2019. He also served as Treasurer and Chairman of the Audit and Finance Committee of Huntington Disease Foundation of America from 2016 to 2019.
Mr. Vandivort currently serves as President of Flyway Advisory Services LLC, a consulting and property management company. He is also a Member of the Investment Committee for the Historic Charleston Foundation.
The Board believes that Mr. Vandivort’s experience in financial services and investment management and as a director of other investment companies benefits the Funds.
Management Information
The Trustees have the authority to take all actions that they consider necessary or appropriate in connection with oversight of the Trust, including, among other things, approving the investment objectives, investment policies and fundamental investment restrictions for the Funds. The Trust has entered into agreements with various service providers, including the Funds’ investment advisers, administrator, transfer agent, distributor and custodians, to conduct the day-to-day operations of the Funds. The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Funds, and exercising general oversight of these arrangements on an ongoing basis.
Certain Trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other Trusts.
Leadership Structure and the Board of Trustees. The Board is currently composed of fourteen Trustees, including twelve Trustees who are not “interested persons” of the Funds, as that term is defined in the 1940 Act (collectively, the Independent Trustees and each, an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established four standing committees – the Audit Committee, the Compliance Committee, the Governance Committee and the Investments Committee (the Committees), to assist the Board in performing its oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chair. The Chair’s primary role is to preside at meetings of the Board and act as a liaison with the Adviser and other service providers, officers, attorneys, and other Trustees between meetings. The Chair also participates in the preparation of the agenda for the meetings of the Board, is active with mutual fund industry organizations, and may perform such other functions as may be requested by the Board from time to time. Except for any duties specified pursuant to the

Trust’s Declaration of Trust or By-laws, the designation of Chair does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board believes that its leadership structure, including having an Independent Trustee as Chair, allows for effective communication between the Trustees and management, among the Trustees and among the Independent Trustees. The existing Board structure, including its Committee structure, provides the Independent Trustees with effective control over Board governance while also allowing them to receive and benefit from insight from the interested Trustee who is an active officer of the Funds’ investment adviser. The Board’s leadership structure promotes dialogue and debate, which the Board believes allows for the proper consideration of matters deemed important to the Funds and their shareholders and results in effective decision-making.
Risk Oversight. The Board considers risk management issues as part of its general oversight responsibilities throughout the year at its regular meetings and at regular meetings of its Committees. Invesco prepares regular reports that address certain investment, valuation and compliance matters, and the Board as a whole or the Committees also receive special written reports or presentations on a variety of risk issues at the request of the Board, a Committee or the Senior Officer.
The Board also considers liquidity risk management issues as part of its general oversight responsibilities and oversees the Trust's liquidity risk through, among other things, receiving periodic reporting and presentations by Invesco personnel that address liquidity matters. The Board also oversees risks related to certain Funds’ use of derivatives as part of its general oversight responsibilities. The Board has approved a derivatives risk manager, which is responsible for administering the derivatives risk management program (“DRM Program”) for the Funds that are required to implement a DRM Program. The Board meets with the derivatives risk manager on a periodic basis, including receiving quarterly and annual reports from the derivatives risk manager, to review the implementation of the DRM Program.
The Audit Committee assists the Board with its oversight of the Funds' accounting and auditing process. The Audit Committee is responsible for selecting the Funds' independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Funds' financial reports and internal controls. In addition, the Audit Committee meets regularly with representatives of Invesco Ltd.’s internal audit group to review reports on their examinations of functions and processes within Invesco that affect the Funds. The Audit Committee also oversees the Adviser’s process for valuing the Funds’ portfolio investments and receives reports from management regarding its process and the valuation of the Funds’ portfolio investments as consistent with the valuation policy approved by the Board and related procedures.
The Compliance Committee receives regular compliance reports prepared by Invesco’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. The Compliance Committee has recommended and the Board has adopted compliance policies and procedures for the Funds and for the Funds’ service providers. The compliance policies and procedures are designed to detect, prevent and correct violations of the federal securities laws.
The Governance Committee monitors the composition of the Board and each of its Committees and monitors the qualifications of the Trustees to ensure adherence to certain governance undertakings applicable to the Funds. In addition, the Governance Committee oversees an annual self-assessment of the Board and its committees and addresses governance risks, including insurance and fidelity bond matters, for the Trust.
The Investments Committee and its sub-committees receive regular written reports describing and analyzing the investment performance of the Invesco Funds. In addition, Invesco’s Chief Investment Officers and the portfolio managers of the Funds meet regularly with the Investments Committee or its sub-committees to discuss portfolio performance, including investment risk, such as the impact on the Funds of investments in particular types of securities or instruments, such as derivatives. To the extent that a Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the Board generally is consulted in advance with respect to such change.

Committee Structure
The members of the Audit Committee are Messrs. LaCava, Liddy (Chair) and Vandivort, Dr. Jones, and Mss. Hostetler and Ressel. The Audit Committee performs a number of functions with respect to the oversight of the Funds’ accounting and financial reporting, including: (i) assisting the Board with its oversight of the qualifications, independence and performance of the independent registered public accountants; (ii) selecting independent registered public accountants for the Funds; (iii) to the extent required, pre-approving certain audit and permissible non-audit services; (iv) overseeing the financial reporting process for the Funds; (v) assisting the Board with its oversight of the integrity of the Funds’ financial statements and compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal control over financial reporting and independent audits; (vi) pre-approving engagements for non-audit services to be provided by the Funds’ independent auditors to the Funds’ investment adviser or to any of its affiliates; and (vii) overseeing the performance of the fair valuation determinations by the Adviser. During the fiscal year ended August 31, 2025, the Audit Committee held five meetings.
The members of the Compliance Committee are Messrs. Motley and Perkin, and Mss. Brown, Deckbar and Krentzman (Chair) and Dr. Mathai-Davis. The Compliance Committee performs a number of functions with respect to compliance matters, including: (i) reviewing and making recommendations concerning the qualifications, performance and compensation of the Funds’ Chief Compliance Officer; (ii) reviewing recommendations and reports made by the Chief Compliance Officer of the Funds regarding compliance matters; (iii) receiving reports regarding the operation of the compliance policies and procedures of the Funds and their service providers and any material changes to such policies and procedures; (iv) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer or other independent advisors; (v) reviewing reports prepared by a third party’s compliance review of Invesco; (vi) if requested by the Board, overseeing risk management with respect to the Funds (other than risks overseen by the other Committees), including receiving and overseeing risk management reports from Invesco that are applicable to the Funds and their service providers; and (vii) reviewing reports by Invesco on correspondence with regulators or governmental agencies with respect to the Funds and recommending to the Board what action, if any, should be taken by the Funds in light of such reports. During the fiscal year ended August 31, 2025, the Compliance Committee held five meetings.
The members of the Governance Committee are Messrs. LaCava, Motley and Vandivort (Chair) and Mss. Brown and Hostetler. The Governance Committee performs a number of functions with respect to governance, including: (i) nominating persons to serve as Independent Trustees and as members of each Committee, and nominating the Chair of the Board and the Chair of each Committee, except that the members and Chair of each Sub-Committee of the Investments Committee shall be appointed by the Chair of the Investments Committee in consultation with the Chair of the Governance Committee; (ii) reviewing and making recommendations to the full Board regarding the size and composition of the Board and the compensation payable to the Independent Trustees;(iii) overseeing the annual evaluation of the performance of the Board and its Committees; (iv) considering and overseeing the selection of independent legal counsel to the Independent Trustees; (v) considering and overseeing the selection and engagement of a Senior Officer if and as they deem appropriate, including compensation and scope of services, and recommending all such matters to the Board or the independent trustees as appropriate; (vi) reviewing administrative and/or logistical matters pertaining to the operations of the Board; and (vii) reviewing annually recommendations from Invesco regarding amounts and coverage of primary and excess directors and officers/errors and omissions liability insurance and allocation of premiums. During the fiscal year ended August 31, 2025, the Governance Committee held six meetings.
The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such submitting shareholder provides the information required by, and otherwise complies with the applicable provisions of, the Fund’s governing instruments, (ii) that such submitting shareholder is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (iii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a candidate for election at a shareholder meeting must provide certain information about itself and the candidate, and must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day, nor earlier than the close of business on the 120th day, prior to the first anniversary of the preceding year’s annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary date or if the Trust has not previously held an annual meeting, notice by the Shareholder to be timely must be so delivered not earlier than the close of business on the 120th day prior to such annual meeting and not later than the close of business on the later of the 90th day prior to such annual meeting or the tenth day following the day on which public announcement of the date of such meeting is first made by the Trust.
The members of the Investments Committee are Messrs. LaCava, Liddy, Motley, Perkin (Chair) and Vandivort, Mss. Brown, Deckbar (Sub-Committee Chair), Hostetler (Sub-Committee Chair), Krentzman and Ressel and Drs. Jones (Sub-Committee Chair) and Mathai-Davis. The Investments Committee’s primary purposes are to assist the Board in its oversight of the investment management services provided by Invesco and the Sub-Advisers and to periodically review Fund performance information, and information regarding the investment personnel and other resources devoted to the management of the Funds and make recommendations to the Board, when applicable. During the fiscal year ended August 31, 2025, the Investments Committee held four meetings.
The Investments Committee has established three Sub-Committees and delegated to the Sub-Committees responsibility for, among other matters: (i) reviewing the performance of the Invesco Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the Designated Funds), except to the extent the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies, performance and risks and other investment-related matters of the Designated Funds; and (iii) being generally familiar with the investment objectives and principal investment strategies of the Designated Funds.
Trustee Ownership of Fund Shares
The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Invesco Funds complex, is set forth in Appendix C.
Compensation
Each Trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such Trustee also serves as a Trustee of other Invesco Funds. Each such Trustee receives a fee, allocated among the Invesco Funds for which he or she serves as a Trustee that consists of an annual retainer component and a meeting fee component. The Chair of the Board and of each Committee and Sub-Committee receive additional compensation for their services.
Information regarding compensation paid or accrued for each Trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2024 is found in Appendix D.
Retirement Policy
The Trustees have adopted a retirement policy that permits each Trustee to serve until December 31 of the year in which the Trustee turns 75.
Pre-Amendment Retirement Plan For Trustees
The Trustees have adopted a Retirement Plan for the Trustees who are not affiliated with the Adviser. A description of the pre-amendment Retirement Plan follows. Annual retirement benefits are available from the Funds and/or the other Invesco Funds for which a Trustee serves (each, a Covered Fund), for each Trustee who is not an employee or officer of the Adviser, who either (a) became a Trustee prior to December 1, 2008, and who has at least five years of credited service as a Trustee (including service to a predecessor fund) of a Covered Fund, or (b) was a member of the Board of Trustees of a Van Kampen Fund immediately prior to

June 1, 2010 (Former Van Kampen Trustee), and has at least one year of credited service as a Trustee of a Covered Fund after June 1, 2010.
For Trustees other than Former Van Kampen Trustees, effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such Trustee’s credited years of service. If a Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary for the same length of time that the Trustee would have received the payments based on his or her service or, if the Trustee has elected, in a discounted lump sum payment. A Trustee must have attained the age of 65 (60 in the event of disability) to receive any retirement benefit. A Trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.
If the Former Van Kampen Trustee completes at least 10 years of credited service after June 1, 2010, the retirement benefit will equal 75% of the Former Van Kampen Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and such Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for 10 years beginning after the later of the Former Van Kampen Trustee’s termination of service or attainment of age 72 (or age 60 in the event of disability or immediately in the event of death). If a Former Van Kampen Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary or, if the Trustee has elected, in a discounted lump sum payment.
If the Former Van Kampen Trustee completes less than 10 years of credited service after June 1, 2010, the retirement benefit will be payable at the applicable time described in the preceding paragraph, but will be paid in two components successively. For the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the first component of the annual retirement benefit will equal 75% of the compensation amount described in the preceding paragraph. Thereafter, for the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the second component of the annual retirement benefit will equal the excess of (x) 75% of the compensation amount described in the preceding paragraph, over (y) $68,041 plus an interest factor of 4% per year compounded annually measured from June 1, 2010 through the first day of each year for which payments under this second component are to be made. In no event, however, will the retirement benefits under the two components be made for a period of time greater than 10 years. For example, if the Former Van Kampen Trustee completes 7 years of credited service after June 1, 2010, he or she will receive 7 years of payments under the first component and thereafter 3 years of payments under the second component, and if the Former Van Kampen Trustee completes 4 years of credited service after June 1, 2010, he or she will receive 4 years of payments under the first component and thereafter 4 years of payments under the second component.
Amendment of Retirement Plan and Conversion to Defined Contribution Plan
The Trustees approved an amendment to the Retirement Plan to convert it to a defined contribution plan for active Trustees (the Amended Plan). Under the Amended Plan, the benefit amount was amended for each active Trustee to the present value of the Trustee’s existing retirement plan benefit as of December 31, 2013 (the Existing Plan Benefit) plus the present value of retirement benefits expected to be earned under the

Retirement Plan through the end of the calendar year in which the Trustee attained age 75 (the Expected Future Benefit and, together with the Existing Plan Benefit, the Accrued Benefit). On the conversion date, the Covered Funds established bookkeeping accounts in the amount of their pro rata share of the Accrued Benefit, which is deemed to be invested in one or more Invesco Funds selected by the participating Trustees. Such accounts will be adjusted from time to time to reflect deemed investment earnings and losses. Each Trustee’s Accrued Benefit is not funded and, with respect to the payments of amounts held in the accounts, the participating Trustees have the status of unsecured creditors of the Covered Funds. Trustees will be paid the adjusted account balance under the Amended Plan in quarterly installments for the same period as described above.
Deferred Compensation Agreements
Certain former Trustees and current Independent Trustees (for purposes of this paragraph only, the Deferring Trustees) have executed a Deferred Compensation Agreement (collectively, the Compensation Agreements). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Funds, and such amounts are placed into a deferral account and deemed to be invested in one or more Invesco Funds selected by the Deferring Trustees. Amounts deferred by Deferring Trustees pursuant to a Compensation Agreement during the most recent fiscal year are shown in Appendix D – Trustee Compensation Table.
Distributions from these deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other Invesco Fund from which they are deferring compensation.
Code of Ethics
Invesco, the Trust, Invesco Distributors, Inc. (Invesco Distributors) and certain of the Sub-Advisers each have adopted a Code of Ethics that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Certain Sub-Advisers have adopted their own Code of Ethics. Each Code of Ethics is designed to detect and prevent improper personal trading by portfolio managers and certain other employees that could compete with or take advantage of the Fund’s portfolio transactions. Unless specifically noted, to the extent a Sub-Adviser has adopted its own Code of Ethics, each Sub-Adviser’s Code of Ethics does not materially differ from Invesco’s Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading in the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code of Ethics subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.
Proxy Voting Policies
Invesco has adopted its own specific Proxy Voting Policies.
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following Adviser/Sub-Adviser(s):

Fund Name	Adviser/Sub-Adviser
Invesco Premier Portfolio	Invesco Advisers, Inc.
Invesco Premier U.S. Government Money Portfolio	Invesco Advisers, Inc.
Invesco (the Proxy Voting Entity) will vote such proxies in accordance with its proxy voting policies and procedures, as outlined above, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy voting policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the twelve months ended June 30, is available without charge, upon request, by calling 1-800-959-4246 or by visiting www.invesco.com/proxy-voting. This information will also be available at the SEC website at http://www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Information about the ownership of each class of each Fund’s shares by beneficial or record owners of such Fund and ownership of Fund shares by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
Invesco serves as the Funds' investment adviser. The Adviser manages the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds' day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco Advisers, Inc. is an indirect, wholly-owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under “Management Information” herein.
As investment adviser, Invesco supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.
Pursuant to an administrative services agreement with the Funds, Invesco is also responsible for furnishing to the Funds, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the business of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.
The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.
Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

Fund Name	Net Assets	Annual Rate
Invesco Premier Portfolio	All Assets	0.25%
Invesco Premier U.S. Government Money Portfolio	All Assets	0.25%
Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of each fiscal year in which the voluntary fee waiver or reduction was made.
Invesco has voluntarily undertaken to waive fees to the extent necessary to assist the Funds in attempting to maintain a positive yield. There is no guarantee that a Fund will maintain a positive yield. That undertaking may be amended or rescinded at any time.
Invesco has contractually agreed through at least December 31, 2026, to waive advisory fees equal to 0.07% of Invesco Premier Portfolio's and Invesco Premier U.S. Government Money Portfolio's average daily net assets.
Such contractual fee waivers or reductions are set forth in the Fee Table to the Funds' Prospectuses.  Unless Invesco continues the fee waiver agreements, they will terminate on December 31, 2026.  During their terms, the fee waiver agreements cannot be terminated or amended to reduce the advisory fee waivers without approval of the Board.
The management fees payable by each Fund, the amounts waived by Invesco and the net fee paid by each Fund for the last three fiscal years or periods, as applicable, ended August 31 are found in Appendix G.
Investment Sub-Advisers
Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to Invesco Premier Portfolio (each, a Sub-Adviser), pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to Invesco Premier Portfolio. These affiliated sub-advisers, each of which is a registered investment adviser under the Advisers Act are:
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Invesco Asset Management (Japan) Limited (Invesco Japan)
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Invesco Asset Management Limited (Invesco Asset Management)
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Invesco Canada Ltd. (Invesco Canada)
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Invesco Hong Kong Limited (Invesco Hong Kong)
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Invesco Management S.A.
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Invesco Senior Secured Management, Inc. (Invesco Senior Secured)
Invesco has also entered into a Sub-Advisory Agreement with another affiliate, Invesco Capital Management LLC (Invesco Capital), also a registered investment adviser under the Advisers Act, pursuant to which Invesco Capital may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to Invesco Premier Portfolio.
The only fees payable to the Sub-Advisers described above under the Sub-Advisory Agreements are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such

Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any.
Invesco and each Sub-Adviser are indirect wholly-owned subsidiaries of Invesco Ltd.
Marketing Support and Administrative Support Payments
Invesco, Invesco Distributors, or one of their affiliates (Invesco Affiliates) may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Invesco Funds or provide promotional and/or sales support on behalf of Invesco and Invesco Distributors with respect to the Invesco Funds. Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit Invesco and its affiliates, such as including the Invesco Funds on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries’ registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. In addition, Invesco Affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers. These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.
Marketing and administrative support payments are in addition to any fees paid by an Invesco Fund, including Rule 12b-1 fees. Marketing and administrative support payments, whether a fixed payment or calculated as a percentage of assets attributable to a financial intermediary in a given Invesco Fund, may be different for different financial intermediaries, and shall not exceed 0.25% of the average daily net assets of all shares attributable to the financial intermediary in any Invesco Fund during a particular period. Moreover, where financial intermediaries provide services to the Invesco Funds or an Invesco Affiliate, the costs of providing the services and the package of services provided may differ. The Invesco Affiliates do not make an independent assessment of the cost of such services. A list of financial intermediaries to whom Invesco Affiliates paid marketing and/or administrative support payments during the prior calendar year is attached hereto as Appendix H. This list may not be current and changes over time.
These payments could be significant to the financial intermediaries and may create an incentive for a financial intermediary to recommend or sell shares of the Invesco Funds to its customers, thereby increasing the assets in the Invesco Funds. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Fund shares or the provision of services to the Funds.
Service Agreements
Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees. The Administrative Services Agreement provides that Invesco will not charge the Funds any fees for such services. Currently, Invesco is reimbursed for the services of the Trust’s principal financial officer and the principal financial officer's staff and any expenses related to fund accounting services.
Pursuant to a subcontract for administrative services with the Adviser, The Bank of New York Mellon performs certain administrative functions for the Fund. The Bank of New York Mellon is located at 2 Hanson Place, Brooklyn, New York 11217-1431.

Administrative services fees paid to Invesco by the Funds for the last three fiscal years or periods, as applicable, ended August 31 are found in Appendix I.
Other Service Providers
Transfer Agent. Invesco Investment Services, Inc., (Invesco Investment Services), 11 Greenway Plaza, Houston, Texas 77046-1173, a wholly-owned subsidiary of Invesco Ltd., is the Trust’s transfer agent.
The Amended and Restated Transfer Agency and Service Agreement (the TA Agreement) between the Trust and Invesco Investment Services provides that Invesco Investment Services will perform certain services related to the servicing of shareholders of the Funds. The TA Agreement provides that Invesco Investment Services will not charge the Funds any fees for such services.
Sub-Transfer Agent. Invesco Canada, 16 York Street, Suite 1200, Toronto, Ontario, Canada M5J 0E6, a wholly-owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Canada and Invesco Investment Services. The Trust does not pay a fee to Invesco Canada for these services. Rather Invesco Canada is compensated by Invesco Investment Services, as a sub-contractor.
In addition, Invesco (India) Private Limited, Divyasree Orion, B6 15TH FLOOR, Raidurgam, Serilingampalli, Hyderabad, India K7 500032, a wholly-owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco (India) Private Limited and Invesco Investment Services. The Trust does not pay a fee to Invesco (India) Private Limited and Invesco Investment Services. Rather Invesco (India) Private Limited is compensated by Invesco Investment Services, as a sub-contractor.
Custodian
The Bank of New York Mellon (the Custodian), 2 Hanson Place, Brooklyn, New York 11217-1431 is custodian of all securities and cash of the Funds.
Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.
Independent Registered Public Accounting Firm. The Funds' independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has selected, and the Board has ratified and approved PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, Texas 77002-5021, as the independent registered public accounting firm to audit the financial statements of the Funds. In connection with the audit of the Funds' financial statements, the Funds entered into an engagement letter with PricewaterhouseCoopers LLP. The terms of the engagement letter required by PricewaterhouseCoopers LLP, and agreed to by the Funds' Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided thereunder.
Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103-7018.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Invesco and the Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker-dealer selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers’ brokerage allocation procedures do not materially differ from Invesco’s procedures.

As discussed below, Invesco and the Sub-Advisers, unless prohibited by applicable law, may cause a Fund to pay a broker-dealer a commission for effecting a transaction that exceeds the amount another broker-dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker-dealer. Since January 3, 2018, under the European Union’s Markets in Financial Instruments Directive (MiFID II) and as implemented in the United Kingdom, European Union and United Kingdom investment advisers, including Invesco Management S.A. and Invesco Asset Management, which may act as sub-adviser to certain Funds as described in such Funds' prospectuses, pay for research from broker-dealers directly out of their own resources, rather than through client commissions.
Brokerage Transactions
Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more broker-dealers, including affiliated and third-party broker-dealers, to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in primary trading centers around the world to place equity securities trades in their regions. Invesco’s Americas desk, with locations in the United States and Canada (the Americas Desk), generally places trades of equity securities trading in North America, Canada and Latin America; the Asia Pacific desk, with locations in Hong Kong, Japan, Australia and China (the Asia Pacific Desk), generally places trades of equity securities trading in the Asia-Pacific markets; and the EMEA trading desk, with locations in the United Kingdom (the EMEA Desk), generally places trades of equity securities trading in European, Middle Eastern and African countries. Additionally, various Invesco Ltd. subsidiaries have created an alternatives trading desk that generally places trades in derivatives, options and foreign currency. Invesco, Invesco Canada, Invesco Japan, Invesco Management S.A., Invesco Hong Kong, Invesco Capital and Invesco Asset Management use the global equity trading desk and the alternatives desk to place trades. Other Sub-Advisers may use the global equity trading desk and the alternatives desk in the future. The trading procedures for the global trading desks are similar in all material respects.
References in the language below to actions by Invesco or a Sub-Adviser making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Asia Pacific Desk, and the EMEA Desk. Even when trading is delegated by Invesco or the Sub-Advisers to the various arms of the global equity trading desk or to the alternatives desk, Invesco or the Sub-Adviser that delegates trading is responsible for oversight of this trading activity.
Commissions
Invesco or the Sub-Advisers make decisions to buy and sell securities for each Fund, select broker-dealers (each, a Broker), effect the Funds’ investment portfolio transactions, allocate brokerage fees in such transactions and, where applicable, negotiate commissions and spreads on transactions. Invesco’s and the Sub-Advisers’ primary consideration in effecting a security transaction is to obtain best execution for a Fund such that the Fund’s total cost or proceeds in each transaction is the most favorable under the circumstances, including commissions, mark-ups or mark-downs which are reasonable in relation to the value of the research and brokerage services provided by the Broker. While Invesco and the Sub-Advisers seek reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.
Some of the securities in which the Funds invest, such as fixed income securities, are traded in OTC markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.
The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Invesco Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Invesco Funds or other client accounts managed by Invesco or a Sub-Adviser (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Invesco Funds, including the Trust. These inter-fund transactions generally do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.
Brokerage commissions paid by each of the Funds during the last three fiscal years or periods, as applicable, ended August 31 are found in Appendix J.
Broker Selection
Invesco’s or the Sub-Advisers’ primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity or fixed income securities for a Fund, Invesco or the Sub-Advisers consider the full range and quality of a Broker’s services, including, but not limited to, the value of research and/or brokerage services provided (if permitted by applicable law or regulation), execution capability, commission rate, spread or mark-up or mark-down (as applicable), willingness to commit capital, anonymity and responsiveness. In each case, the determinative factor is not the lowest commission, spread or mark-up or mark-down available but whether the transaction represents the best qualitative execution for the Fund under the circumstances. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of Fund shares.
Unless prohibited by applicable law, such as MiFID II (described herein), in choosing Brokers to execute portfolio transactions for the Funds, Invesco or a Sub-Adviser may select Brokers that provide brokerage and/or research services (Soft Dollar Products) to Invesco or such Sub-Adviser. For the avoidance of doubt, European Union and United Kingdom investment advisers, including Invesco Management S.A. and Invesco Asset Management, which may act as sub-adviser to certain Invesco Funds as described in such Funds’ prospectuses, must pay for research from Brokers directly out of their own resources, rather than through client commissions. Therefore, the use of the defined term “Sub-Advisers” throughout this section shall not be deemed to apply to those Sub-Advisers subject to the MiFID II prohibitions. Section 28(e) of the Exchange Act, provides that Invesco or a Sub-Adviser, under certain circumstances, lawfully may cause a client account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Adviser must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco’s or the Sub-Adviser’s] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The Soft Dollar Products provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Adviser in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions that are higher than those charged by another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Advisers.
Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or a Sub-Adviser’s expenses to the extent that Invesco or such Sub-Adviser would have purchased such products had they not been provided by Brokers. Additionally, Section 28(e) permits Invesco or a Sub-Adviser to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed client accounts (or client accounts managed by the Sub-Advisers) may generate soft dollar commissions used to purchase Soft Dollar Products that ultimately benefit other Invesco-managed client accounts (or the other Sub-Adviser managed accounts), effectively cross-subsidizing the other Invesco-managed client accounts (or the other Sub-Adviser-managed client accounts) that benefit directly from the product. Invesco or a Sub-Adviser may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollar commissions used to purchase such products.
Fixed income trading normally does not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income Invesco Funds or other fixed-income client accounts are generated entirely by equity-focused Invesco Funds and other equity-focused client accounts managed by Invesco. In other words, certain fixed income Invesco Funds are cross-subsidized by the equity Invesco Funds in that the fixed income Invesco Funds receive the benefit of Soft Dollar Products for which they do not pay. Similarly, other client accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products for which they do not pay.
Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Adviser concludes that the Broker supplying the product is capable of providing best execution.
Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Adviser use soft dollar commissions to purchase two types of Soft Dollar Products:
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proprietary research created by the Broker executing the trade, and
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other research and brokerage products and services created by third party vendors that are supplied to Invesco or the Sub-Advisers through the Broker executing the trade.
Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s targeted share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.
Soft Dollar Products are paid for by Invesco and Sub-Advisers using soft dollar commissions through one of two methods: full-service trading or commission sharing agreements (“CSAs”). In a full-service trading arrangement, the Broker itself provides proprietary research products and brokerage services to Invesco or the Sub-Adviser, and commissions paid to the Broker are retained by it to pay for both trade execution and the proprietary research products and brokerage services provided by it. In a CSA arrangement with a Broker, a portion of the commission paid to the Broker is made available by the Broker to Invesco or the Sub-Adviser to pay a third party for third party research and brokerage products and services.
Soft Dollar Products received from Brokers supplement Invesco’s and the Sub-Advisers’ own research (and the research of certain of its affiliates), and may include the following types of products and services:
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Database Services – comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
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Quotation/Trading/News Systems – products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
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Economic Data/Forecasting Tools – various macroeconomic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.
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Quantitative/Technical Analysis – software tools that assist in quantitative and technical analysis of investment data.
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Fundamental Company/Industry Analysis – company or industry specific fundamental investment research.

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Other Specialized Tools – other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise or custom built investment-analysis software.
Occasionally, Invesco or a Sub-Adviser will receive certain “mixed-use” research and brokerage services, a portion of the cost of which is eligible under Section 28(e) for payment with soft dollar commissions and a portion of which is not. In these instances, Invesco or the Sub-Adviser will make a reasonable allocation of the cost of the product or service according to its use and pay for only that portion of the cost that is eligible under Section 28(e) with soft dollar commission (and will pay for the remaining portion with its own resources).
Outside research assistance is useful to Invesco and the Sub-Advisers because the Brokers used by Invesco and the Sub-Advisers and the providers of other Soft Dollar Products tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Advisers’ staff follow. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Advisers’ research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Advisers’ investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receive such services. To the extent the Funds' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions charged to the Funds might exceed those that might otherwise have been paid.
Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Advisers believe such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.
As noted above, under MiFID II, European Union and United Kingdom investment advisers, including Invesco Management S.A. and Invesco Asset Management, are not permitted to use soft dollar commissions to pay for research from brokers but rather must pay for research out of their own profit and loss or have research costs paid by clients through research payment accounts that are funded by a specific client research charge or the research component of trade orders. Such payments for research must be unbundled from the payments for execution. As a result, Invesco Management S.A. and Invesco Asset Management are restricted from using Soft Dollar Products in managing the Invesco Funds that they sub-advise.
The amount of brokerage commissions paid by the Funds to brokers for providing Section 28(e) research/brokerage services under Section 28(e) of the Exchange Act and the approximate dollar amount of the transactions involved for the last fiscal year or period, as applicable, ended August 31 is found in Appendix J.
Affiliated Transactions
Invesco or a Sub-Adviser may place trades for equity securities with Invesco Capital Markets, Inc. (ICMI), a broker-dealer with whom it is affiliated, provided that Invesco or the Sub-Adviser determines that ICMI’s trade execution costs are at least comparable to those of non-affiliated brokerage firms with which Invesco or the Sub-Adviser could otherwise place similar trades for similar securities. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for Invesco or a Sub-Adviser. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Board that are designed to mitigate this conflict of interest.
The Funds did not pay brokerage commissions on affiliated transactions for the last three fiscal years or periods, as applicable.

Regular Brokers
Information concerning the Funds' acquisition of securities of their brokers during the last fiscal year or period, as applicable, ended August 31 is found in Appendix J.
Allocation of Portfolio Transactions
Invesco and the Sub-Advisers manage numerous Invesco Funds and other client accounts. Some of these client accounts may have investment objectives similar to the Funds. Frequently, identical securities will be appropriate for investment by multiple Invesco Funds or other client accounts. However, the position of each client account in the same security and the length of time that each client account may hold its investment in the same security may vary. Invesco or a Sub-Adviser will also determine the timing and amount of purchases for a client account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other client accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these client accounts on a pro rata basis based on order size or in such other manner believed by Invesco or the Sub-Adviser to be fair and equitable. In determining what is fair and equitable, Invesco or the Sub-Adviser can consider various factors, including how closely the investment opportunity matches the investment objective and strategy of a Fund or client account, the capital available to a Fund or client account, and which portfolio management team sourced the opportunity. Invesco or the Sub-Adviser may combine orders for the purchase or sale of securities and other investments for multiple client accounts, including the Funds, in accordance with applicable laws and regulations to obtain the most favorable execution. Aggregated transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.
PURCHASE, REDEMPTION, EXCHANGE AND PRICING OF SHARES
Purchase, Redemption, and Exchange of Shares
Before the initial purchase of shares, an investor must submit a completed account application either directly or through its financial intermediary, to the Funds’ transfer agent at P.O. Box 219286, Kansas City, Missouri 64121-9286. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to the Funds’ transfer agent.
Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary must give the Funds’ transfer agent all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor’s payment on the required settlement date, the intermediary must reimburse the Funds for any overdraft charges incurred.
The Funds’ transfer agent and Invesco Distributors may authorize agents to accept purchase and redemption orders that are in good order on behalf of the Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received the purchase or redemption order when the Fund’s transfer agent accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund’s transfer agent. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
An investor or a financial intermediary may submit a written or systematic request, as specified in agreements for transacting in the funds, to the Funds’ transfer agent for correction of transactions involving Fund shares. If the Funds’ transfer agent agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree to reimburse the Funds for any resulting loss.

Payment is normally made by Federal Reserve wire to the bank account designated in the investor’s account application. Any changes to wire instructions must be submitted to the Funds’ transfer agent in writing. The Funds’ transfer agent may request additional documentation.
The Funds’ transfer agent may request that an intermediary maintain separate master accounts in the Funds for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity.
With regard to Funds that do not qualify as Government Money Market Funds, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund. The Board may delegate liquidity fee determinations to the Adviser. For Funds that do not qualify as Government Money Market Funds, when a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
The Board may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of the Fund and its shareholders. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect.
The Board may, in its discretion, permanently suspend redemptions and liquidate if, among other things, a Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. The Board of the Retail and Government Money Market Funds may suspend redemptions and liquidate if the Fund’s amortized cost price per share has deviated from its market-based NAV per share, or the Board has determined such deviation is likely to occur.
You may only exchange Institutional Class shares of the Funds for shares of other Funds in the Trust or for shares of other money market funds in Short-Term Investments Trust, but may not exchange Institutional Class shares of such Funds for retail shares of other Invesco Funds or Investor Class shares of Funds in the Trust.  You may only exchange Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of Invesco Premier Portfolio for shares of other Funds in the Trust or for shares of other money market funds in Short-Term Investments Trust, but may not exchange Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of Invesco Premier Portfolio for retail shares of other Invesco Funds or Investor Class shares of Funds in the Trust.
Additional information regarding purchases and redemptions is located in each class’ prospectus, under the headings “Purchasing Shares,” “Redeeming Shares,” and “Exchanging Shares.”
Offering Price
The offering price of each Fund’s shares is the Fund’s net asset value. The Funds value their portfolio securities on the basis of amoratized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Calculation of Net Asset Value
The Board has established procedures, in accordance with Rule 2a-7 under the 1940 Act, designed to stabilize each Fund’s net asset value per share at $1.00, to the extent reasonably possible. Such procedures include daily calculation of the extent of the deviation, if any, of the current net asset value per share using available market quotations from the fund's amortized cost price per share, and the periodic review by the Trustees of the amount of such deviation. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available market quotations are used to establish the market-based net asset value, the net asset value could possibly be more or less than $1.00 per share.
Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Funds’ investments is high or lower than the price that would be received if the investments were sold.
Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution size, trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and ask prices. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.
Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day prior to the close of the customary trading session of the New York Stock Exchange (NYSE). The values of such securities used in computing the net asset value of an Invesco Fund's shares are the valuation time(s) for the particular Fund. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If the Adviser believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using the valuation policy approved by the Board and related procedures.
Foreign securities are converted into U.S. dollar amounts using exchange rates as of the valuation time(s) for the particular Fund. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unrepresentative of market value in the Adviser's judgment ("unreliable"). If between the time trading ends on a particular security and the valuation time(s) for the particular Fund, events occur that are significant and may make the closing price unreliable, the Adviser may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value in good faith using the valuation policy approved by the Board and related procedures. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts, domestic and foreign index futures, and exchange-traded funds.
Invesco Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Invesco Fund. Because the net asset value per share of each Invesco Fund is determined only on business days of the Invesco Fund, the value of the portfolio securities of an Invesco Fund that invests in foreign securities may change on days when an investor cannot exchange or redeem shares of the Invesco Fund.
Securities for which market quotations are not available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with the valuation policy approved by the Board and related procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
Redemptions in Kind
The Funds do not intend to redeem shares representing an interest in the Funds in kind (i.e., by distributing its portfolio securities).
Although the Invesco Funds generally intend to pay redemption proceeds solely in cash, the Invesco Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, an Invesco Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Invesco Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Invesco Funds, made an election under Rule 18f-1 under the 1940 Act (a Rule 18f-1 Election) and therefore, the Trust, on behalf of an Invesco Fund, is obligated to redeem for cash all shares presented to such Invesco Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Invesco Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.
Backup Withholding
Accounts submitted without a correct, certified taxpayer identification number (TIN) or, alternatively, a correctly completed and currently effective IRS Form W-8 (for non-resident aliens) or Form W-9 (for U.S. persons including resident aliens) accompanying the registration information generally will be subject to backup withholding.
Each Invesco Fund, and other payers, generally must withhold 24% of reportable dividends (whether paid in cash or reinvested in additional Invesco Fund shares), including exempt-interest dividends, in the case of any shareholder who fails to provide the Invesco Funds with a TIN and a certification that he is not subject to backup withholding.
An investor is subject to backup withholding if:
1. The investor fails to furnish a correct TIN to the Invesco Fund;
2. the IRS notifies the Invesco Fund that the investor furnished an incorrect TIN;
3. the investor or the Invesco Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor’s tax return (for reportable interest and dividends only);
4. the investor fails to certify to the Invesco Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or
5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.
Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds are subject to backup withholding only if (1), (2) or (5) above applies.

Certain payees and payments are exempt from backup withholding and information reporting. Invesco or the Transfer Agent will not provide Form 1099 to those payees.
Investors should contact the IRS if they have any questions concerning withholding.
IRS Penalties. Investors who do not supply the Invesco Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.
Nonresident Aliens. Nonresident alien individuals and foreign entities with a valid Form W-8 are not subject to the backup withholding previously discussed. The Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption. Nonresident alien individuals and some foreign entities failing to provide a valid Form W-8 may be subject to backup withholding and Form 1099 reporting.
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
Dividends and Distributions
The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.
All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash. Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.
The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (Class Expenses). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act.
In the event a Fund incurs or anticipates any unusual expense, loss or depreciation in the value of a portfolio investment that would adversely affect the net asset value per share of the Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Fund was reduced, or was anticipated to be reduced below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.
Tax Matters
The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This “Tax Matters” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.
Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
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Distribution Requirement – the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).
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Income Requirement – the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).
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Asset Diversification Test – the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
The Fund may use “equalization” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization. If the IRS determines that the

Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.
If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see “Taxation of Fund Distributions — Capital gain dividends” below). A “qualified late year loss” includes:
(i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (post-October capital losses); and
(ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.
Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.
Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. These and other factors may make it difficult for the Fund to determine in advance the effective rate of tax on its investments in certain countries. Under certain circumstances, the Fund may elect to pass-through certain eligible foreign income taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Certain foreign taxes imposed on the Fund's investments, such as a foreign financial transaction tax, may not be creditable against U.S. income tax liability or eligible for pass through by the Fund to its shareholders.
As a result of several court cases, in certain countries across the European Union, the Fund may have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries ("EU reclaims"). For U.S. income tax purposes, EU reclaims plus interest received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns, if any. Any interest received that offsets such foreign taxes is required to be reported to the shareholder as additional dividend income from the Fund and included in the shareholder's gross income. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder's income tax return, the Fund will enter into a closing agreement with the IRS in order to pay the associated tax liability on behalf of the Fund's shareholders.

Liquidity Fees. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund).  The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of ordinary income. The Fund receives income generally in the form of interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you.  If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.
Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are 0%, 15% or 20% depending on the nature of the capital gain and the individual’s taxable income.  Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income. The Fund does not expect to realize any long-term capital gains and losses.
Qualified dividend income for individuals. Because the income of the Fund primarily is derived from investments earning interest rather than dividend income, generally none of the Fund’s income dividends will be qualified dividend income eligible for taxation at capital gain rates.
Corporate dividends-received deduction. Because the income of the Fund primarily is derived from investments earning interest rather than dividend income, generally none of its income dividends will be eligible for the corporate dividends-received deduction.
Maintaining a $1.00 share price. Because the shares in the Fund are offered and redeemed at a constant net asset value of $1.00 per share, gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1.00 share price. This procedure may result in under- or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.
Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments.

Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. (Under the Tax Cuts and Jobs Act, build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass-through tax credits to shareholders, the Fund may choose not to do so.
U.S. government interest. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income.  In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return. Net investment income does not include exempt-interest dividends.
Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Description of the Funds and their Investments and Risks — Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive)

may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.
Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.
Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund's pro rata share of any such taxes will reduce the fund's return on its investment. A fund's investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above  in “Tax Treatment of Portfolio Transactions – PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund – Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income.  The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Foreign Shareholders — U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.
Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income.  Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
If an MLP is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or portion of the dividends received by a fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the fund does not dispose of the MLP, the fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the fund must take such income into account in determining whether the fund has satisfied its Distribution Requirement. A fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of a fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.
Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.
Investments in commodities, structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a regulated investment company.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code.
However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) Accordingly, a fund may invest in certain commodity-linked notes relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. In addition, a RIC may gain exposure to commodities through investment in a QPTP, such as an exchange-traded fund or ETF that is classified as a partnership and which invests in commodities, or through investment in a wholly-owned foreign subsidiary that is treated as a controlled foreign corporation for federal income tax purposes. Treasury regulations treat “Subpart F” income (defined in Section 951 of the Code to include passive income such as income from commodity-linked derivatives) as qualifying income, even if a foreign corporation, such as a wholly-owned foreign subsidiary, does not make a distribution of such income. If a distribution is made, such income will be treated as a dividend by the Funds to the extent that, under applicable provisions of the Code, there is a distribution out of the earnings and profits of the foreign corporation attributable to the distribution. Accordingly, the extent to which a fund directly invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received may be qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer’s other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer. Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.
Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:
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provide your correct Social Security or taxpayer identification number;
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certify that this number is correct;
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certify that you are not subject to backup withholding; and
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certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.
Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders — Tax certification and backup withholding.”
Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.
Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.
U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported by the Fund to shareholders as:
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exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;
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capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and
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interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.
However, the Fund (with the possible exception of Invesco Premier U.S. Government Money Portfolio) does not intend to utilize the exemptions for interest-related dividends paid and short-term capital gain dividends paid. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Amounts reported by the Fund to shareholders as capital gain dividends (a) that are attributable to certain capital gain dividends received from a qualified investment entity (QIE) (generally defined as either (i) a U.S. REIT or (ii) a RIC classified as a “U.S. real property holding corporation” or which would be if the exceptions for holding 5% or less of a class of publicly traded shares or an interest in a domestically controlled QIE did not apply), or (b) that are realized by the Fund on the sale of a “U.S. real property interest” (including gain realized on the sale of shares in a QIE other than one that is domestically controlled), will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a QIE. If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at the corporate income tax rate, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a domestically controlled QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of the Fund, if classified as a “U.S.

real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.”
Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 24%) and, if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.
Foreign Account Tax Compliance Act (FATCA). Under FATCA, the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.
An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.
An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.
Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.
U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000).
Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
DISTRIBUTION OF SECURITIES
Distribution Plan
Personal Investment Class, Private Investment Class, Reserve Class and Resource Class
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (the Plan).
The following Fund, pursuant to its Compensation Plan, pays Invesco Distributors compensation at the annual rate, shown immediately below, of the Fund’s average daily net assets of the applicable class.
Fund	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Premier Portfolio	0.55%	0.30%	0.87%	0.16%

The Compensation Plan compensates Invesco Distributors for expenses incurred for the purpose of financing any activity that is primarily intended to result in the sale of shares of the Fund. Such activities may include, but are not limited to, the following: printing and distributing prospectuses and reports used for sales purposes, preparing and distributing sales literature (and any related services), advertisements, payment of dealer commissions and wholesaler compensation in connection with sales of certain Fund shares exceeding a certain amount set forth in the prospectus for such Fund (for which the Fund imposes no sales charge) and other distribution-related services permitted by Rule 12b-1.
Payments pursuant to the Plan are subject to any applicable limitations imposed by FINRA rules.
See Appendix K for a list of the amounts paid by Invesco Premier Portfolio’s – Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares pursuant to its distribution plan for the fiscal year ended August 31, 2025 and Appendix L for an estimate by category of the allocation of actual fees paid by shares of Invesco Premier Portfolio’s Personal Investment Class and Private Investment Class shares pursuant to its distribution plan for the fiscal year ended August 31, 2025.
As required by Rule 12b-1, the Plan was approved by a majority of the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the Rule 12b-1 Trustees). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each class of the Fund and its respective shareholders.
The anticipated benefits that may result from the Plan with respect to the Fund and/or the classes of the Fund and its shareholders include but are not limited to the following: (i) an increase in assets which may result in a diversified shareholder base, thereby reducing the outflow risk to other shareholders in the Fund; (ii) an increase in assets which may reduce expenses as fixed dollar costs are allocated across a larger asset base and/or allow a Fund to reach advisory fee breakpoints; and (iii) increased scale could increase the likelihood of name recognition and the profile of a Fund in its asset space, thereby improving the momentum for asset generation.
Unless terminated earlier in accordance with their terms, the Plan continues from year to year as long as such continuance is specifically approved, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated at any time in whole or, with respect to a particular Fund or class, by the vote of a majority of the Rule 12b-1 Trustees or by the vote of a majority of outstanding voting securities of that class.
Any amendment to the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the Board shall satisfy the fund governance standards as defined in Rule 0-1(a)(7) under the 1940 Act.
The Compensation Plan obligates the Fund to pay Invesco Distributors the full amount of the distribution and service fees reflected on the schedules to the plan. Thus, even if Invesco Distributors’ actual allocated share of expenses exceeds the fee payable to Invesco Distributors at any given time, under the Compensation Plan, the Fund will not be obligated to pay more than that fee. If Invesco Distributors’ actual allocated share of expenses is less than the fee it receives, under the Compensation Plan, Invesco Distributors will retain the full amount of the fee.
Invesco Distributors may from time to time waive or reduce any portion of its 12b-1 fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.
The Fund may pay a service fee of up to the cap disclosed in the Fund’s Plan attributable to the customers’ selected dealers and financial institutions to such dealers and financial institutions, including Invesco Distributors, acting as principal, who furnish continuing personal shareholder services and/or maintenance of accounts to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services and/or maintenance of accounts may include, but are not limited to, assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from a Fund on behalf of customers, forwarding certain shareholder communications from a Fund to customers, receiving and answering correspondence, aiding in maintaining the investment of their respective customers in a Fund and providing such other information and services as reasonably requested. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.
The Fund may agree to pay fees to selected dealers and other institutions who render the foregoing services to their customers subject to an agreement. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Fund’s shares are held.
Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Fund, may receive payments from the Fund pursuant to the Plan in an amount not to exceed the maximum annual rate to be paid to Invesco Distributors under the Plan. These payments are an obligation of the Fund and not of Invesco Distributors.
Invesco Distributors has voluntarily undertaken to waive or reduce 12b-1 fees to the extent necessary to assist the Funds in attempting to maintain a positive yield. There is no guarantee that a Fund will maintain a positive yield. That undertaking may be amended or rescinded at any time.
Distributor
Investor Class
The Trust has entered into a master distribution agreement relating to the Funds (the Distribution Agreement) with Invesco Distributors, Inc., a registered broker-dealer and a wholly-owned subsidiary of Invesco, pursuant to which Invesco Distributors acts as the distributor of the Investor Class shares of the Funds. The address of Invesco Distributors is 11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173.
Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See "Management of the Trust."
The Distribution Agreement provides Invesco Distributors with the exclusive right to distribute the shares of each class of the Portfolios on a continuous basis directly and through other broker dealers with whom Invesco Distributors has entered into selected dealer agreements. Invesco Distributors has not undertaken to sell any specified number of shares of Investor Class Shares of the Funds.
Institutional Class
The Trust or Invesco Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.
The Trust has entered into an underwriting agreement relating to the Funds (the Underwriting Agreement) with Invesco Distributors, a registered broker-dealer and a wholly-owned subsidiary of Invesco, pursuant to which Invesco Distributors acts as the distributor of the Institutional Class shares of the Funds. The address of Invesco Distributors is 11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173. Mail addressed to Invesco Distributors should be sent to P.O. Box 4497, Houston, TX 77210-4497. Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See "Management of the Trust."
The Underwriting Agreement provides Invesco Distributors with the right to distribute the Institutional Class shares of the Funds on a continuous basis directly and through other broker dealers. Invesco Distributors has not undertaken to sell any specified number of Institutional Class shares the Funds.
The Trust (on behalf of the Funds) or Invesco Distributors may terminate the Underwriting Agreement on 60 days' written notice without penalty. The Underwriting Agreement will terminate automatically in the event of its assignment.
Invesco Distributors may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.
Personal Investment Class, Private Investment Class, Reserve Class and Resource Class
The Trust has entered into a master distribution agreement relating to Invesco Premier Portfolio (the Distribution Agreement) with Invesco Distributors, Inc., a registered broker-dealer and a wholly-owned subsidiary of Invesco, pursuant to which Invesco Distributors acts as the distributor of each class of the Fund. The address of Invesco Distributors is 11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173. Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See "Management of the Trust."

The Distribution Agreement provides Invesco Distributors with the exclusive right to distribute the shares of each class of the Fund on a continuous basis directly and through other broker dealers with whom Invesco Distributors has entered into selected dealer agreements. Invesco Distributors has not undertaken to sell any specified number of shares of any classes of the Fund. The Distribution Agreement also provides that Invesco Distributors will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.
The Trust (on behalf of any class of the Fund) or Invesco Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.
Invesco Distributors may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.
FINANCIAL STATEMENTS
The audited financial statements for the Funds’ most recent fiscal year ended August 31, 2025, including the notes thereto and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference to the Funds’ Form N-CSR filed on November 7, 2025.
The portions of such Form N-CSR that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

APPENDIX A - RATINGS OF DEBT SECURITIES
The following is a description of the factors underlying the debt ratings of Moody's, S&P, and Fitch.
Moody's Long-Term Debt Ratings
Aaa: Obligations rated 'Aaa' are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated 'Aa' are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated 'A' are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated 'Baa' are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba: Obligations rated 'Ba' are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated 'B' are considered speculative and are subject to high credit risk.
Caa: Obligations rated 'Caa' are judged to be speculative of poor standing and are subject to very high credit risk.
Ca: Obligations rated 'Ca' are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated 'C' are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms*.
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Moody's Short-Term Prime Rating System
P-1: Ratings of Prime-1 reflect a superior ability to repay short-term obligations.
P-2: Ratings of Prime-2 reflect a strong ability to repay short-term obligations.
P-3: Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
NP (Not Prime): Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Moody's MIG/VMIG US Short-Term Ratings
Short-Term Obligation Ratings
We use the global short-term Prime rating scale for commercial paper issued by US municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.
For other short-term municipal obligations, we use one of two other short-term rating scales, the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.

We use the MIG scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, we use the MIG scale for bond anticipation notes with maturities of up to five years.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
VMIG Ratings
For variable rate demand obligations (VRDOs), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. Please see our methodology that discusses obligations with conditional liquidity support.
For VRDOs, we typically assign a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.
Industrial development bonds in the US where the obligor is a corporate may carry a VMIG rating that reflects Moody’s view of the relative likelihood of default and loss. In these cases, liquidity assessment is based on the liquidity of the corporate obligor.
VMIG Scale
VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.
SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.
Standard & Poor's Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:
●
The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
●
The nature and provisions of the financial obligation, and the promise we impute; and

●
The protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA: An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.
AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.
A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.
BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB, B, CCC, CC and C: Obligations rated 'BB', 'B', 'CCC' 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.
B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.
CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C: An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
Standard & Poor's Short-Term Issue Credit Ratings
A-1: A short-term obligation rated 'A-1' is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments on these obligations is extremely strong.
A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.
A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.
B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D: A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed debt restructuring.
Standard & Poor's Municipal Short-Term Note Ratings Definitions
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
●
Amortization schedule -- the larger final maturity relative to other maturities, the more likely it will be treated as a note; and
●
Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.
D: ‘D’ is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
Standard & Poor's Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A-1+' or 'A-1+/A-1'). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP-1+/A-1+').
Fitch Credit Rating Scales
Fitch Ratings publishes credit ratings that are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer default ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue level ratings are also assigned, often include an expectation of recovery and may be notched above or below the issuer level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments, Structured finance ratings are issue ratings to securities backed by receivables or other financial assets that consider the obligations’ relative vulnerability to default. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). Please see the section Specific Limitations Relating to Credit Rating Scales for details. Fitch Ratings also publishes other ratings, scores and opinions. For example, Fitch provides specialized ratings of servicers of residential and commercial mortgages, asset managers and funds. In each case, users should refer to the definitions of each individual scale for guidance on the dimensions of risk covered in each assessment.
Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/-for AA through CCC levels indicating relative differences of probability of default or recovery for issues.
The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories signal either a higher level of credit risk or that a default has already occurred.
Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its web page.
Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings, please refer to Fitch’s Ratings Transition and Default studies, which detail the historical default rates. The European Securities and Markets Authority also maintains a central repository of historical default rates.
Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an equity index).
Fitch will use credit rating scales to provide ratings to privately issued obligations or certain note issuance programs, or for private ratings using the same public scale and criteria. Private ratings are not published, and are only provided to the issuer or its agents in the form of a rating letter. The primary credit rating scales may also be used to provide ratings for a narrower scope, including interest strips and return of principal or in other forms of opinions such as Credit Opinions or Rating Assessment Services.
Credit Opinions are either a notch- or category-specific view using the primary rating scale and omit one or more characteristics of a full rating or meet them to a different standard. Credit Opinions will be indicated using a lower-case letter symbol combined with either an ‘*’ (e.g. ‘bbb+*’) or (cat) suffix to denote the opinion status. Credit Opinions will be typically point-in-time but may be monitored if the analytical group believes information will be sufficiently available.
Rating Assessment Services are a notch-specific view using the primary rating scale of how an existing or potential rating may be changed by a given set of hypothetical circumstances. While Credit Opinions and Rating Assessment Services are point-in-time and are not monitored, they may have a directional Watch or Outlook assigned, which can signify the trajectory of the credit profile.
Ratings assigned by Fitch are opinions based on established, approved and published criteria. A variation to criteria may be applied but will be explicitly cited in our rating action commentaries (RACs), which are used to publish credit ratings when established and upon annual or periodic reviews.
Ratings are the collective work product of Fitch, and no individual, or group of individuals, is solely responsible for a rating. Ratings are not facts and, therefore, cannot be described as being "accurate" or "inaccurate." Users should refer to the definition of each individual rating for guidance on the dimensions of risk covered by the rating.
Fitch Long-Term Rating Scales
Issuer Default Ratings
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity's relative vulnerability to default on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.
AAA: Highest credit quality.
'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality.
'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.
'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality.
'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative.
'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B: Highly speculative.
'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC: Substantial credit risk.
Very low margin of safety. Default is a real possibility.
CC: Very high levels of credit risk.
Default of some kind appears probable.
C: Near default
A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:
a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. the formal announcement by the issuer or their agent of a distressed debt exchange;
d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent
RD: Restricted default.
‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:
a. an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but
b. has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
c. has not otherwise ceased operating.
This would include:

i. the selective payment default on a specific class or currency of debt;
ii. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
iii. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.
D: Default.
'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.
Notes
The modifiers + or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term IDR category, or to Long-Term IDR categories below 'B'.
Fitch Short-Term Ratings Assigned to Issuers and Obligations
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.
F1: Highest Short-Term Credit Quality. Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to other in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2: Good Short-Term Credit Quality. Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.
F3: Fair Short-Term Credit Quality. Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
B: Speculative Short-Term Credit Quality. Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
C: High Short-Term Default Risk. Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B - PERSONS TO WHOM INVESCO PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
(as of November 30, 2025)
Service Provider	Disclosure Category
ABN AMRO Financial Services, Inc.	Broker (for certain Invesco Funds)
Absolute Color	Financial Printer
Anglemyer & Co.	Analyst (for certain Invesco Funds)
AXA	Other
Ballard Spahr Andrews & Ingersoll, LLP	Special Insurance Counsel
Barclays Capital, Inc.	Broker (for certain Invesco Funds)
Blaylock Robert Van LLC	Broker (for certain Invesco Funds)
BB&T Capital Markets	Broker (for certain Invesco Funds)
Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain Invesco Funds)
BLNS Securities Ltd.	Broker (for certain Invesco Funds)
BOSC, Inc.	Broker (for certain Invesco Funds)
Brown Brothers Harriman & Co.	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
Cabrera Capital Markets	Broker (for certain Invesco Funds)
Charles River Systems, Inc.	System Provider
Chas. P. Young Co.	Financial Printer
Cirrus Research, LLC	Trading System
Citibank, N.A.	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
Citigroup Global Markets, Inc.	Broker (for certain Invesco Funds)
Commerce Capital Markets	Broker (for certain Invesco Funds)
Crane Data, LLC	Analyst (for certain Invesco Funds)
Credit Suisse International / Credit Suisse Securities (Europe) Ltd.	Service Provider
Crews & Associates	Broker (for certain Invesco Funds)
D.A. Davidson & Co.	Broker (for certain Invesco Funds)
Dechert LLP	Legal Counsel
DEPFA First Albany	Broker (for certain Invesco Funds)
Deutsche Bank Trust Company Americas	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
E.K. Riley Investments LLC	Broker (for certain Invesco Funds)
Empirical Research Partners	Analyst (for certain Invesco Funds)
Finacorp Securities	Broker (for certain Invesco Funds)
First Miami Securities	Broker (for certain Invesco Funds)
First Southwest Co.	Broker (for certain Invesco Funds)
First Tryon Securities	Broker (for certain Invesco Funds)
Fitch, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
FT Interactive Data Corporation	Pricing Vendor
FTN Financial Group	Broker (for certain Invesco Funds)
GainsKeeper	Software Provider (for certain Invesco Funds)
GCom2 Solutions	Software Provider (for certain Invesco Funds)
George K. Baum & Company	Broker (for certain Invesco Funds)
Glass, Lewis & Co.	System Provider (for certain Invesco Funds)
Global Trading Analytics, LLC	Software Provider
Global Trend Alert	Analyst (for certain Invesco Funds)
Hattier, Sanford & Reynoir	Broker (for certain Invesco Funds)
Hutchinson, Shockey, Erley & Co.	Broker (for certain Invesco Funds)
ICI (Investment Company Institute)	Analyst (for certain Invesco Funds)
ICRA Online Ltd.	Rating & Ranking Agency (for certain Invesco Funds)

Service Provider	Disclosure Category
Lincoln Investment Advisors Corporation	Other
iMoneyNet, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Initram Data, Inc.	Pricing Vendor
Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain Invesco Funds)
Invesco Investment Services, Inc.	Transfer Agent
Invesco Senior Secured Management, Inc.	System Provider (for certain Invesco Funds)
Investment Company Institute	Analyst (for certain Invesco Funds)
Investortools, Inc.	Broker (for certain Invesco Funds)
ITG, Inc.	Pricing Vendor (for certain Invesco Funds)
J.P. Morgan Chase Bank	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
J.P. Morgan Securities, Inc.	Analyst (for certain Invesco Funds)
J.P. Morgan Securities Inc./Citigroup Global Markets Inc./JPMorgan Chase Bank, N.A.	Lender (for certain Invesco Funds)
J.P. Morgan Securities	Broker (for certain Invesco Funds)
Janney Montgomery Scott LLC	Broker (for certain Invesco Funds)
John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP	Special Insurance Counsel
KeyBanc Capital Markets, Inc.	Broker (for certain Invesco Funds)
Kramer Levin Naftalis & Frankel LLP	Legal Counsel
Lebenthal & Co. LLC	Broker (for certain Invesco Funds)
Lipper, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Loan Pricing Corporation	Pricing Service (for certain Invesco Funds)
Loop Capital Markets	Broker (for certain Invesco Funds)
M.R. Beal	Broker (for certain Invesco Funds)
MarkIt Group Limited	Pricing Vendor (for certain Invesco Funds)
Merrill Communications LLC	Financial Printer
Mesirow Financial, Inc.	Broker (for certain Invesco Funds)
Middle Office Solutions	Software Provider
Moody's Investors Service	Rating & Ranking Agency (for certain Invesco Funds)
Morgan Keegan & Company, Inc.	Broker (for certain Invesco Funds)
Morrison Foerster LLP	Legal Counsel
MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain Invesco Funds)
Muzea Insider Consulting Services, LLC	Analyst (for certain Invesco Funds)
Ness USA Inc.	System provider
Noah Financial, LLC	Analyst (for certain Invesco Funds)
Omgeo LLC	Trading System
Piper Jaffray	Analyst (for certain Invesco Funds)
Prager, Sealy & Co.	Broker (for certain Invesco Funds)
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all Invesco Funds)
Protective Securities	Broker (for certain Invesco Funds)
Ramirez & Co., Inc.	Broker (for certain Invesco Funds)
Raymond James & Associates, Inc.	Broker (for certain Invesco Funds)
RBC Capital Markets	Analyst (for certain Invesco Funds)
RBC Dain Rauscher Incorporated	Broker (for certain Invesco Funds)
Reuters America LLC	Pricing Service (for certain Invesco Funds)
Rice Financial Products	Broker (for certain Invesco Funds)
Robert W. Baird & Co. Incorporated	Broker (for certain Invesco Funds)

Service Provider	Disclosure Category
RR Donnelley Financial	Financial Printer
Ryan Beck & Co.	Broker (for certain Invesco Funds)
SAMCO Capital Markets, Inc.	Broker (for certain Invesco Funds)
Seattle-Northwest Securities Corporation	Broker (for certain Invesco Funds)
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain Invesco Funds)
Simon Printing Company	Financial Printer
Southwest Precision Printers, Inc.	Financial Printer
Southwest Securities	Broker (for certain Invesco Funds)
Standard and Poor's/Standard and Poor's Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency (each, respectively, for certain Invesco Funds)
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain Invesco Funds)
Sterne, Agee & Leach, Inc.	Broker (for certain Invesco Funds)
Stifel, Nicolaus & Company, Incorporated	Broker (for certain Invesco Funds)
Stradley Ronon Stevens & Young, LLP	Legal Counsel
The Bank of New York Mellon (BNY Mellon)	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
The MacGregor Group, Inc.	Software Provider
The Savader Group LLC	Broker (for certain Invesco Funds)
Thomson Information Services Incorporated	Software Provider
TradingHub Group Ltd.	Analyst (for certain Invesco Funds)
UBS Financial Services, Inc.	Broker (for certain Invesco Funds)
VCI Group Inc.	Financial Printer
Vining Sparks IBG	Broker (for Certain Invesco Funds)
W.H Mell Associates, Inc.	Broker (for certain Invesco Funds)
Wachovia National Bank, N.A.	Broker (for certain Invesco Funds)
Western Lithograph	Financial Printer
Wiley Bros. Aintree Capital L.L.C.	Broker (for certain Invesco Funds)
William Blair & Co.	Broker (for certain Invesco Funds)
XSP, LLC/Solutions Plus, Inc.	Software Provider

APPENDIX C - TRUSTEES AND OFFICERS
As of November 30, 2025
The address of each trustee and officer is 11 Greenway Plaza, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.
Interested Trustees
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years
Jeffrey H. Kupor[1] - 1968	Trustee	2024
Senior Managing Director,
Company Secretary and
General Counsel, Invesco
Ltd.; Trustee, Invesco
Foundation, Inc.; Director,
Invesco Advisers, Inc.;
Executive Vice President,
Invesco Asset
Management (Bermuda),
Ltd. and Invesco
Investments (Bermuda)
Ltd.; and Vice President,
Invesco Group Services,
Inc.

Formerly: Head of Legal
of the Americas, Invesco
Ltd.; Senior Vice President
and Secretary, Invesco
Advisers, Inc. (formerly
known as Invesco
Institutional (N.A.), Inc.)
(registered investment
adviser); Secretary,
Invesco Distributors, Inc.
(formerly known as
Invesco AIM Distributors,
Inc.); Vice President and
Secretary, Invesco
Investment Services, Inc.
(formerly known as
Invesco AIM Investment
Services, Inc.); Senior
Vice President, Chief
Legal Officer and
Secretary, The Invesco
Funds; Secretary and
General Counsel, Invesco
Investment Advisers LLC
(formerly known as Van
Kampen Asset
Management); Secretary
and General Counsel,
Invesco Capital Markets,
Inc. (formerly known as
				151	None

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years

Van Kampen Funds Inc.)
and Chief Legal Officer,
Invesco Exchange-Traded
Fund Trust, Invesco
Exchange-Traded Fund
Trust II, Invesco India
Exchange-Traded Fund
Trust, Invesco Actively
Managed Exchange-
Traded Fund Trust,
Invesco Actively Managed
Exchange-Traded
Commodity Fund Trust
and Invesco Exchange-
Traded Self-Indexed Fund
Trust; Secretary and Vice
President, Harbourview
Asset Management
Corporation; Secretary
and Vice President,
Oppenheimer Funds, Inc.
and Invesco Managed
Accounts, LLC; Secretary
and Senior Vice President,
OFI Global Institutional,
Inc.; Secretary and Vice
President, OFI SteelPath,
Inc.; Secretary and Vice
President, Oppenheimer
Acquisition Corp.;
Secretary and Vice
President, Shareholder
Services, Inc.; Secretary
and Vice President, Trinity
Investment Management
Corporation, Senior Vice
President, Invesco
Distributors, Inc.;
Secretary and Vice
President, Jemstep, Inc.;
Head of Legal, Worldwide
Institutional, Invesco Ltd.;
Secretary and General
Counsel, INVESCO
Private Capital
Investments, Inc.; Senior
Vice President, Secretary
and General Counsel,
Invesco Management
Group, Inc. (formerly
known as Invesco AIM
Management Group, Inc.);
Assistant Secretary,
INVESCO Asset
Management (Bermuda)
Ltd.; Secretary and
General Counsel, Invesco

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years

Private Capital, Inc.;
Assistant Secretary and
General Counsel,
INVESCO Realty, Inc.;
Secretary and General
Counsel, Invesco Senior
Secured Management,
Inc.; Secretary, Sovereign
G./P. Holdings Inc.;
Secretary, Invesco
Indexing LLC; and
Secretary, W.L. Ross &
Co., LLC

Douglas Sharp[1]– 1974	Trustee	2024	Senior Managing Director and Head of Americas & EMEA, Invesco Ltd. Formerly: Director and Chairman, Invesco UK Limited; and Director, Chairman and Chief Executive, Invesco Fund Managers Limited	151	None
1.
Mr. Kupor and Mr. Sharp are considered interested persons (within the meaning of the Section 2(a)(19) of the 1940 Act) of the Funds because they are officers of the Adviser, and officers of Invesco Ltd., the ultimate parent of the Adviser.
Independent Trustees
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years

Beth Ann Brown – 1968	Trustee (2019) and Chair (2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; and Vice President, Key Account Manager, Liberty Funds Distributor, Inc.	151
Director, Board of
Directors of Caron
Engineering Inc.
Formerly: Advisor,
Board of Advisors of
Caron Engineering
Inc.; President and
Director, Acton
Shapleigh Youth
Conservation Corps
(non-profit); President
and Director of
Grahamtastic
Connection (non-
profit).; and Trustee of
certain Oppenheimer
Funds

Carol Deckbar – 1962	Trustee	2024	Formerly: Executive Vice President and Chief Product Officer, TIAA	151	Formerly: Board Member, TIAA Asset Management, Inc.; and

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years
			Financial Services; Executive Vice President and Principal, College Retirement Equities Fund at TIAA; Executive Vice President and Head of Institutional Investments and Endowment Services, TIAA		Board Member, TH Real Estate Group Holdings Company
Cynthia Hostetler —1962	Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	151
Resideo Technologies
(smart home
technology); Vulcan
Materials Company
(construction materials
company); Trilinc
Global Impact Fund;
Investment Company
Institute (professional
organization) and
Independent Directors
Council (professional
organization)
Formerly: Textainer
Global Holdings
(holding company)

Eli Jones – 1961	Trustee	2016	Professor and Dean Emeritus, Mays Business School at Texas A&M University Formerly: Board Member of the regional board, First Financial Bank Texas; Dean of Mays Business School at Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	151	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Board Member, First Financial Bankshares, Inc. Texas
Elizabeth Krentzman – 1959	Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual	151	Formerly: Member of the Cartica Funds Board of Directors (private investment

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years

Fund Leader of Deloitte &
Touche LLP; General
Counsel of the Investment
Company Institute (trade
association); National
Director of the Investment
Management Regulatory
Consulting Practice,
Principal, Director and
Senior Manager of
Deloitte & Touche LLP;
Assistant Director of the
Division of Investment
Management - Office of
Disclosure and Investment
Adviser Regulation of the
U.S. Securities and
Exchange Commission
and various positions with
the Division of Investment
Management – Office of
Regulatory Policy of the
U.S. Securities and
Exchange Commission;
and Associate at Ropes &
Gray LLP

funds); Trustee of the
University of Florida
National Board
Foundation; Member of
the University of
Florida Law Center
Association, Inc. Board
of Trustees, Audit
Committee and
Membership
Committee; and
Trustee of certain
Oppenheimer Funds

Anthony J. LaCava, Jr.– 1956	Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	151	Member and Chairman of the Bentley University Business School Advisory Council; Formerly: Board Member and Chair of the Audit and Finance Committee and Nominating Committee, KPMG LLP
James “Jim” Liddy – 1959	Trustee	2024	Formerly: Chairman, Global Financial Services, Americas and Retired Partner, KPMG LLP	151	Director and Treasurer, Gulfside Place Condominium Association, Inc. and Non-Executive Director, Kellenberg Memorial High School
Prema Mathai-Davis – 1950	Trustee	2003	Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority;	151	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years
			Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute
Joel W. Motley – 1952	Trustee	2019
Director of Office of
Finance, Federal Home
Loan Bank System;
Managing Director of
Carmona Motley Inc.
(privately held financial
advisor); Member of the
Council on Foreign
Relations and its Finance
and Budget Committee;
Chairman Emeritus of
Board of Human Rights
Watch and Member of its
Investment Committee;
Member of Investment
Committee and Board of
Historic Hudson Valley
(non-profit cultural
organization); and
Member of the Vestry and
Investment Committee of
Trinity Church Wall Street

Formerly: Managing
Director of Public Capital
Advisors, LLC (privately
held financial advisor);
Managing Director of
Carmona Motley Hoffman,
Inc. (privately held
financial advisor); and
Director of Columbia
Equity Financial Corp.
(privately held financial
advisor)
				151
Member of Board of
Blue Ocean Acquisition
Corp.; Member of
Board of Trust for
Mutual Understanding
(non-profit promoting
the arts and
environment); Member
of Board of Greenwall
Foundation (bioethics
research foundation)
and its Investment
Committee; Member of
Board of Friends of the
LRC (non-profit legal
advocacy); Board
Member and
Investment Committee
Member of Pulitzer
Center for Crisis
Reporting (non-profit
journalism); and
Trustee of certain
Oppenheimer Funds

Edward Perkin – 1972	Trustee	2025	Formerly: Chief Investment Officer, Equity, Eaton Vance	151	None
Teresa M. Ressel — 1962	Trustee	2017	Non-executive director and trustee of a number of public and private business corporations; Managing Partner, Radiate Capital (private equity sponsor) Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Group Chief Operating Officer, UBS AG Americas	151	None

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years

(investment banking); Sr.
Management Team
Olayan America, The
Olayan Group
(international
investor/commercial/industrial);
and Assistant Secretary
for Management & Budget
and Designated Chief
Financial Officer, U.S.
Department of Treasury

Daniel S. Vandivort –1954	Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) and Member, Investment Committee of Historic Charleston Foundation Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management	151	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America.
Officers
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During At Least The Past 5 Years
Glenn Brightman – 1972	President and Principal Executive Officer	2023
Chief Operating Officer, Investments & Americas, Invesco Ltd.;
Senior Vice President, Invesco Advisers, Inc.; President and
Principal Executive Officer, The Invesco Funds; Manager, Invesco
Investment Advisers LLC; Director and Chairman, President and
Chief Executive Officer, Invesco Canada Ltd.; Director, Chief
Executive Officer and President, Invesco Corporate Class Inc.;
Director, Invesco Investment Services, Inc.; and President,
Invesco Global Direct Real Estate GP Ltd., Invesco, Inc., Invesco
IP Holdings (Canada) Ltd., Invesco Global Direct Real Estate
Feeder GP Ltd. and Invesco Financial Services Ltd.
Formerly: Global Head of Finance, Invesco Ltd; Executive Vice
President and Chief Financial Officer, Nuveen

Melanie Ringold – 1975	Senior Vice President, Chief Legal Officer and Secretary	2023
Head of Legal of the Americas, Invesco Ltd.; Senior Vice
President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as
Invesco AIM Distributors, Inc.); Secretary, Invesco Investment
Services, Inc. (formerly known as Invesco AIM Investment
Services, Inc.); Senior Vice President, Chief Legal Officer and

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During At Least The Past 5 Years

Secretary, The Invesco Funds; Secretary, Invesco Investment
Advisers LLC and Invesco Capital Markets, Inc.; Chief Legal
Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-
Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Commodity Fund Trust and
Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary and
Vice President, Harbourview Asset Management Corporation;
Secretary and Senior Vice President, OppenheimerFunds, Inc.
and Invesco Managed Accounts, LLC; Secretary and Senior Vice
President, Oppenheimer Acquisition Corp.; Secretary, SteelPath
Funds Remediation LLC; and Secretary and Senior Vice
President, Trinity Investment Management Corporation; Manager,
Invesco Specialized Products, LLC and Invesco Capital
Management LLC; Manager, Tremont Group Holdings, LLC and
Director, Tremont (Bermuda) Limited

Formerly: Secretary and Senior Vice President, OFI SteelPath,
Inc.; Assistant Secretary, Invesco Distributors, Inc., Invesco
Advisers, Inc., Invesco Investment Services, Inc., Invesco Capital
Markets, Inc., Invesco Capital Management LLC, and Invesco
Investment Advisers LLC; and Assistant Secretary and Assistant
Vice President, Invesco Funds

Adrien Deberghes – 1967	Principal Financial Officer, Treasurer and Senior Vice President	2020
Head of the Fund Office of the CFO and Fund Administration;
Vice President, Invesco Advisers, Inc.; Principal Financial Officer,
Treasurer and Senior Vice President, The Invesco Funds; and
Vice President, Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-Indexed Fund
Trust

Formerly: Director, Invesco Trust Company; Vice President, The
Invesco Funds; Senior Vice President and Treasurer, Fidelity
Investments

Crissie M. Wisdom – 1969	Anti-Money Laundering Compliance Officer	2013
Anti-Money Laundering and OFAC Compliance Officer for Invesco
U.S. entities including: Invesco Advisers, Inc. and its affiliates,
Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco
Investment Services, Inc., The Invesco Funds, Invesco Capital
Management, LLC, Invesco Trust Company; and Fraud
Prevention Manager for Invesco Investment Services, Inc.

Todd F. Kuehl – 1969	Chief Compliance Officer and Senior Vice President	2020
Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior
Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg
Mason (Mutual Funds); Chief Compliance Officer, Legg Mason
Private Portfolio Group (registered investment adviser)

James Bordewick, Jr. – 1959	Senior Vice President and Senior Officer	2022
Senior Vice President and Senior Officer, The Invesco Funds

Formerly, Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief
Operating Officer and Head of Legal and Regulatory, Netcapital
(private capital investment platform); Managing Director, General
Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America
Corporation; Chief Legal Officer, Columbia Funds and BofA

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During At Least The Past 5 Years
Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett.

Trustee Ownership of Fund Shares as of December 31, 2024

Name of Trustee	Dollar Range of Equity Securities Per Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Invesco Funds[3]
Interested Person
Jeffrey H. Kupor	None	Over $100,000
Douglas Sharp	None	None

Independent Trustees
Beth A. Brown	None	Over $100,000
Carol Deckbar	None	Over $100,000
Cynthia Hostetler	None	Over $100,000
Eli Jones	None	Over $100,000
Elizabeth Krentzman	None	Over $100,000
Anthony J. LaCava, Jr.	Invesco Premier Portfolio (Over $100,000)	Over $100,000
James “Jim” Liddy	None	Over $100,000
Prema Mathai-Davis	Invesco Premier Portfolio (Over $100,000)	Over $100,000
Joel W. Motley	None	Over $100,000
Edward Perkin[2]	N/A	N/A
Teresa M. Ressel	None	Over $100,000
Daniel S. Vandivort	None	Over $100,000

2.
The information in the table is provided as of December 31, 2024. Mr. Perkin was appointed as trustee of the Trust effective January 2, 2025.
3.
Includes total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds.

APPENDIX D - TRUSTEE COMPENSATION TABLE
Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2024, unless otherwise noted.

Trustee	Aggregate Compensation From the Trust(1)	Retirement Benefits Accrued by All Invesco Funds	Estimated Annual Benefits Upon Retirement(2)	Total Compensation From All Invesco Funds Paid to the Trustees(3)
Independent Trustees(4,5)
Beth A. Brown	$26,904	$-	$-	$652,500
Carol W. Deckbar	18,359	-	-	409,426
Cynthia Hostetler	19,564	-	-	465,000
Eli Jones	17,948	-	-	427,500
Elizabeth Krentzman	19,365	-	-	477,500
Anthony J. LaCava, Jr.	19,242	-	-	477,500
James Liddy	18,267	-	-	409,426
Prema Mathai-Davis	18,338	-	205,000	447,500
Joel W. Motley	17,926	-	-	447,500
Edward Perkin	13,948	-	-	-
Teresa M. Ressel	17,735	-	-	437,500
Daniel S. Vandivort	19,266	-	-	467,500
(1)
Amounts shown are based on the fiscal year ended August 31, 2025. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2025, including earnings, was $39,195,85.
(2)
These amounts represent the estimated annual benefits payable by the Invesco Funds upon the trustees’ retirement and assumes each trustee serves until his or her normal retirement date. These amounts are not adjusted to reflect deemed investment appreciation or depreciation.
(3)
These amounts represent the compensation paid from all Invesco Funds to the individuals who serve as trustees. All trustees currently serve as trustee of 32 registered investment companies advised by Invesco, unless otherwise noted.
(4)
On December 31, 2024, Mr. Robert C. Troccoli retired. During the fiscal year ended August 31, 2025, compensation from the Trust for Mr. Troccoli was $4,403.84.
(5)
Mr. Edward Perkin was appointed as trustee of the Trust effective January 2, 2025.
D-1

APPENDIX E - PROXY POLICY AND PROCEDURES
The Adviser and each sub-adviser rely on this policy. In addition, Invesco Asset Management (Japan) Limited has also adopted operating guidelines and procedures for proxy voting particular to its regional investment center. Such guidelines and procedures are attached hereto.

Invesco’s Policy Statement on Global
Corporate Governance
and Proxy Voting
Effective May 2025

Table of Contents

I.	Introduction	E -4
	A. Our Approach to Proxy Voting	E -4
	B. Applicability of Policy	E -4

II.	Global Proxy Voting Operational Procedures	E -5
	A. Oversight and Governance	E -5
	B. The Proxy Voting Process	E -5
	C. Retention and Oversight of Proxy Service Providers	E -6
	D. Disclosures and Recordkeeping	E -6
	E. Market and Operational Limitations	E -7
	F. Securities Lending	E -8
	G. Conflicts of Interest	E -8
	H. Voting Funds of Funds	E -9
	I. Review of Policy	E -10

III.	Our Good Governance Principles	E -10
	A. Transparency	E -10
	B. Accountability	E -11
	C. Board Composition and Effectiveness	E -13
	D. Capitalization	E -16
	E. Environmental and Social Issues	E -17
	F. Executive Compensation and Performance Alignment	E -17

I.
Introduction
Invesco Ltd. and its wholly owned investment adviser subsidiaries (collectively, “Invesco,” the “Company,” “our” or “we”) have adopted and implemented this Policy Statement on Global Corporate Governance and Proxy Voting (this “Global Proxy Voting Policy” or “Policy”), which we believe describes policies and procedures reasonably designed to assure proxy voting matters are conducted in the best interests of our clients.
A.
Our Approach to Proxy Voting
Invesco understands proxy voting is an integral aspect of the investment management services it provides to clients. As an investment adviser, Invesco has a fiduciary duty to act in the best interests of our clients. Where Invesco has been delegated the authority to vote proxies with respect to securities held in client portfolios, we exercise such authority in the manner we believe best serves the interests of such clients and their investment objectives. We recognize that proxy voting is an important tool that enables us to drive shareholder value.
A summary of our global operational procedures and governance structure is included in Part II of this Policy. Invesco’s good governance principles, which are included in Part III of this Policy, and our internal proxy voting guidelines are both principles and rules, and cover topics that typically appear on voting ballots. Invesco’s investment teams retain ultimate authority to vote proxies. Given the complexity of proxy issues across our clients’ holdings globally, our investment teams consider many factors when determining how to cast votes. We seek to evaluate and make voting decisions that favor proxy proposals and governance practices that, in our view, promote long-term shareholder value.
B.
Applicability of Policy
Invesco’s investment teams vote proxies on behalf of Invesco-sponsored funds and both fund and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf. In the case of institutional or sub-advised clients, Invesco will vote the proxies in accordance with this Policy unless the client agreement specifies that the client retains the right to vote or has designated a named fiduciary to direct voting. This Policy is implemented by all entities listed in Exhibit A, except as noted below. Due to regional or asset class-specific considerations, certain entities may have local proxy voting guidelines or policies and procedures that differ from this Policy. In the event local policies and this Policy differ, the local policy will apply. These entities subject to local policies are listed in Exhibit A.
Where our passively managed strategies and certain other client accounts managed in accordance with fixed income, money market and index strategies (including exchange-traded funds) (referred to as “passively managed accounts”) hold the same investments as our actively managed equity funds, voting decisions with respect to those accounts generally follow the voting decisions made by the largest active holder of the equity shares. Invesco refers to this approach as “Majority Voting.” This process of Majority Voting seeks to ensure that our passively managed accounts benefit from the engagement and deep dialogue of our active investment teams, which can benefit shareholders in passively managed accounts. Invesco will generally apply the majority holder’s vote instruction to these passively managed accounts. Where securities are held only in passively managed accounts and not owned in our actively managed accounts, the proxy will be generally voted in line with this Policy and internal proxy voting guidelines. Notwithstanding the above, investment teams of our passively managed accounts retain full discretion over proxy voting decisions to individually evaluate a specific proxy proposal or override Majority Voting and vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest which are discussed elsewhere in this Policy. To the extent our investment teams believe a specific proxy proposal requires enhanced analysis or if it is not covered by this Policy or internal guidelines, our investment teams will evaluate such proposal and execute the voting decision.

II.
Global Proxy Voting Operational Procedures
Invesco’s global proxy voting operational procedures (the “Procedures”) are in place to implement the provisions of this Policy. Invesco aims to vote all proxies for which it has voting authority in accordance with this Policy, as implemented by the Procedures outlined in this Section II. It is the responsibility of Invesco’s Proxy Voting and Governance team to maintain and facilitate the review of the Procedures annually.
A.
Oversight and Governance
Oversight of the proxy voting process is provided by the Proxy Voting and Governance team and the Global Invesco Proxy Advisory Committee (“Global IPAC”). For some clients, third parties (e.g., U.S. fund boards) and internal sub-committees also provide oversight of the proxy voting process.
Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global IPAC. The Global IPAC is an investments-driven committee comprising representatives from various investment management teams. Representatives from Invesco’s Legal, Compliance, Risk, ESG and Government Affairs departments may also participate in Global IPAC meetings. The Director of Proxy Voting and Governance chairs the committee. The Global IPAC provides a forum for investment teams, in accordance with this Policy, to:
●
monitor, understand and discuss key proxy issues and voting trends within the Invesco complex;
●
assist Invesco in meeting regulatory obligations;
●
review votes not aligned with our good governance principles; and
●
consider conflicts of interest in the proxy voting process.
In fulfilling its responsibilities, the Global IPAC meets as necessary (but no less than semi-annually) and has the following responsibilities and functions: (i) acts as a key liaison between the Proxy Voting and Governance team and investment teams to assure compliance with this Policy; (ii) provides insight on market trends as it relates to stewardship practices; (iii) monitors proxy votes that present potential conflicts of interest; and (iv) reviews and provides input, at least annually, on this Policy and related internal procedures and recommends any changes to this Policy based on, but not limited to, Invesco’s experience, evolving industry practices, or developments in applicable laws or regulations. In addition, when necessary, the Global IPAC Conflict of Interest Sub-committee makes voting decisions on proxies that require an override of this Policy due to an actual or perceived conflict of interest. The Global IPAC reviews Global IPAC Conflict of Interest Sub-committee voting decisions.
B.
The Proxy Voting Process
At Invesco, investment teams execute voting decisions through our proprietary voting platform and are supported by the Proxy Voting and Governance team and a dedicated technology team. Invesco’s proprietary voting platform streamlines the proxy voting process by providing our global investment teams with direct access to proxy meeting materials, including ballots, Invesco’s internal proxy voting guidelines and recommendations, as well as proxy research and vote recommendations issued by Proxy Service Providers (as such term is defined in Part C below). Votes executed on Invesco’s proprietary voting platform are transmitted to our proxy voting agent electronically and are then delivered to the respective designee for tabulation.
Invesco’s Proxy Voting and Governance team monitors whether we have received proxy ballots for shareholder meetings in which we are entitled to vote. This involves coordination among various parties in the proxy voting ecosystem, including, but not limited to, our proxy voting agent, custodians and ballot distributors. If necessary, we may choose to escalate a matter in accordance with our internal procedures to facilitate our ability to exercise our right to vote.
Our proprietary systems facilitate internal control and oversight of the voting process. To facilitate the casting of votes in an efficient manner, Invesco may choose to pre-populate and leverage the capabilities of these proprietary systems to automatically submit votes based on internal proxy voting guidelines. If necessary, votes may be cast by Invesco or via the Proxy Service Providers Web platform at our direction.
C.
Retention and Oversight of Proxy Service Providers
Invesco has retained two independent third-party proxy voting service providers to provide proxy support globally: Institutional Shareholder Services Inc. (“ISS”) and Glass Lewis (“GL”). In addition to ISS and GL, Invesco may retain certain local proxy service providers to access regionally specific research (such local proxy service providers, collectively with ISS and GL, “Proxy Service Providers”). The services may include one or more of the following: providing a comprehensive analysis of each voting item and interpretations of each voting item based on Invesco’s internal proxy voting guidelines; and providing assistance with the administration of the proxy process and certain proxy voting-related functions, including, but not limited to, operational, reporting and recordkeeping services.
While Invesco may take into consideration the information and recommendations provided by the Proxy Service Providers, including recommendations based upon Invesco’s internal proxy voting guidelines and recommendations provided to such Proxy Service Providers, Invesco’s investment teams retain full and independent discretion with respect to proxy voting decisions.
Updates to previously issued proxy research reports and recommendations may be provided to incorporate newly available information or additional disclosure provided by an issuer regarding a matter to be voted on, or to correct factual errors that may result in the issuance of revised proxy vote recommendations. Invesco’s Proxy Voting and Governance team periodically monitors for these research alerts issued by Proxy Service Providers that are shared with our investment teams.
Invesco performs extensive initial and ongoing due diligence on the Proxy Service Providers it engages globally. Invesco conducts annual due diligence meetings as part of its ongoing due diligence. The topics included in these annual due diligence meetings include material changes in service levels, leadership and control, conflicts of interest, methodologies for formulating vote recommendations, operations, and research personnel, among other topics. In addition, Invesco monitors and communicates with the Proxy Service Providers throughout the year and monitors their compliance with Invesco’s performance and policy standards.
As part of our annual policy development process, Invesco may engage with other external proxy and governance experts to understand market trends and developments. These meetings provide Invesco with an opportunity to assess the Proxy Service Providers’ capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the Proxy Service Providers’ stances on key corporate governance and proxy topics and their policy framework/methodologies.
Invesco completes a review of the System and Organizational Controls (“SOC”) Reports for Proxy Service Providers to confirm the related controls were in place and to provide reasonable assurance that the related controls operated effectively.
D.
Disclosures and Recordkeeping
Unless otherwise required by local or regional requirements, Invesco maintains voting records for at least seven (7) years. Invesco makes its proxy voting records publicly available in compliance with regulatory requirements and industry best practices in the regions below:
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In accordance with the U.S. Securities and Exchange Commission (“SEC”) regulations, Invesco will file a record of all proxy voting activity for the prior 12 months ending June 30th for each U.S. registered fund. In addition, Invesco, as an institutional manager that is required to file Form 13F, will file a record of its votes on certain executive compensation (“say on pay”) matters. The proxy voting filings will generally be made on or before August 31st of each year and are available on the SEC’s website at www.sec.gov. In addition, each year, the Form N-PX proxy voting records for Invesco mutual funds’ and closed-end funds’, and Invesco ETF’s are made available on Invesco’s website here.

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To the extent applicable, the U.S. Employee Retirement Income Security Act of 1974, as amended (“ERISA”), including Department of Labor regulations and guidance thereunder, provide that the named fiduciary generally should be able to review not only the investment adviser’s voting procedure with respect to plan-owned stock, but also the actions taken in individual proxy voting situations. In the case of institutional and sub-advised clients, clients may contact their client service representative to request information about how Invesco voted proxies on their behalf. Absent specific contractual guidelines, such requests may be made on a semi-annual basis.
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In the UK and Europe, Invesco publicly discloses our proxy votes monthly in compliance with the UK Stewardship Code here. Additionally, in accordance with the European Shareholder Rights Directive and the UK Financial Conduct Authority’s Conduct of Business Sourcebook (“UK COBS”), Invesco publishes an annual report on implementation of our engagement policies, including a general description of voting behavior, an explanation of the most significant votes and the use of proxy voting advisors.
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In Canada, Invesco publicly discloses a record of all proxy voting activity for the prior 12 months ending June 30th for each Invesco Canada registered mutual fund and ETF. In compliance with the National Instrument 81-106 Investment Fund Continuous Disclosure, the proxy voting records will generally be made available on or before August 31st of each year here.
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In Japan, Invesco publicly discloses our proxy votes annually in compliance with the Japan Stewardship Code here.
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In India, Invesco publicly discloses our proxy votes quarterly here in compliance with The Securities and Exchange Board of India (“SEBI”) Circular on stewardship code for all Mutual Funds and all categories of Alternative Investment Funds in relation to their investment in listed equities. SEBI has implemented principles on voting for Mutual Funds through circulars dated March 15, 2010, March 24, 2014, and March 5, 2021, which prescribed detailed mandatory requirements for Mutual Funds in India to disclose their voting policies and actual voting by Mutual Funds on different resolutions of investee companies.
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In Hong Kong, Invesco Hong Kong Limited will provide proxy voting records upon request in compliance with the Securities and Futures Commission Principles of Responsible Ownership.
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In Taiwan, Invesco publicly discloses our proxy voting policy and proxy votes annually in compliance with Taiwan’s Stewardship Principles for Institutional Investors here.
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In Australia, Invesco publicly discloses a summary of its proxy voting record annually here.
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In Singapore, Invesco Asset Management Singapore Ltd. will provide proxy voting records upon request in compliance with the Singapore Stewardship Principles for Responsible Investors.
Invesco may engage Proxy Service Providers to make available or maintain certain required proxy voting records in accordance with the above stated applicable regulations. Separately managed account clients that have authorized Invesco to vote proxies on their behalf will receive proxy voting information with respect to those accounts upon request. Certain other clients may obtain information about how we voted proxies on their behalf by contacting their client service representative or advisor. Invesco does not publicly disclose voting intentions in advance of shareholder meetings.
E.
Market and Operational Limitations
In the great majority of instances, Invesco will vote proxies. However, in certain circumstances, Invesco may refrain from voting where the economic or other opportunity costs of voting exceed any benefit to clients. Moreover, ERISA fiduciaries must not subordinate the economic interests of plan participants and beneficiaries to unrelated objectives when voting proxies or exercising other shareholder rights. These matters are left to the discretion of the relevant investment team. Such circumstances could include, for example:

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Certain countries impose temporary trading restrictions, a practice known as “share blocking.” This means that once the shares have been voted, the shareholder does not have the ability to sell the shares for a certain period of time, usually until the day after the conclusion of the shareholder meeting. Unless a client directs otherwise, Invesco generally refrains from voting proxies at companies or in markets where share blocking applies. In some instances, Invesco may determine that the benefit to the client(s) of voting a specific proxy outweighs the client’s temporary inability to sell the shares.
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Some companies require a representative to attend shareholder meetings in person to vote a proxy or issuer-specific additional documentation, certification or the disclosure of beneficial owner details to vote. Invesco may determine that the costs of sending a representative or submitting additional documentation, including power of attorney documentation, or disclosures outweigh the benefit of voting a particular proxy.
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Invesco may not receive proxy materials from the relevant fund or custodian used by our clients with sufficient time and information to make an informed independent voting decision.
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Invesco held shares on the record date but has sold them prior to the meeting date.
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Although Invesco uses reasonable efforts to vote a proxy, proxies may not be accepted or may be rejected for various reasons, including due to changes in the agenda for a shareholder meeting for which Invesco does not have sufficient notice, when certain custodians used by our clients do not offer a proxy voting in a jurisdiction, or due to operational issues experienced by third parties involved in the process or by an issuer or sub-custodian.
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Additionally, despite the best efforts of Invesco and its proxy voting agent, there may be instances where our votes may not be received or properly tabulated by an issuer or an issuer’s agent. Invesco will generally endeavor to vote and maintain any paper ballots received provided they are delivered in a timely manner ahead of the vote deadline.
F.
Securities Lending
Invesco’s funds may participate in a securities lending program. In circumstances where funds’ shares are on loan, the voting rights of those shares are transferred to the borrower. If the security in question is on loan as part of a securities lending program, Invesco may determine that the vote is material to the investment, and therefore, the benefit to the client of voting a particular proxy outweighs the economic benefits of securities lending. In those instances, Invesco may determine to recall securities that are on loan prior to the meeting record date, so we will be entitled to vote those shares. For example, for certain actively managed funds, the lending agent has standing instructions to systematically recall all securities on loan for Invesco to vote the proxies on those previously loaned shares. There may be instances where Invesco may be unable to recall shares or may choose not to recall shares. Such circumstances may include instances when Invesco does not receive timely notice of the meeting, or when Invesco deems the opportunity for a fund to generate securities lending revenue outweighs the benefits of voting at a specific meeting. The relevant investment team will make these determinations.
G.
Conflicts of Interest
There may be occasions where voting proxies may present a perceived or actual conflict of interest between Invesco, as investment adviser, and one or more of Invesco’s clients or vendors.
Firm-Level Conflicts of Interest
A conflict of interest may exist if Invesco has a material business relationship with either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Such relationships may include, among others, a client relationship, serving as a vendor whose products/services are material or significant to Invesco, serving as a distributor of Invesco’s products, or serving as a significant research provider or broker to Invesco.

Invesco identifies potential conflicts of interest based on a variety of factors, including, but not limited, to the materiality of the relationship between the issuer or its affiliates to Invesco.
Material firm-level conflicts of interests are identified by individuals and groups within Invesco globally using criteria established by the Proxy Voting and Governance team. These criteria are monitored and updated periodically by the Proxy Voting and Governance team so up-to-date information is available when conducting conflicts checks. Operating procedures and associated governance are designed to seek to assure conflicts of interest are appropriately considered ahead of voting proxies. The Global IPAC Conflict of Interest Sub-committee maintains oversight of the process. Companies identified as conflicted will be voted in line with the principles below as implemented by Invesco’s internal proxy voting guidelines. To the extent an investment team disagrees with the Policy, our processes and procedures seek to assure that justifications and rationales are fully documented and presented to the Global IPAC Conflict of Interest Sub-committee for approval by a majority vote.
As an additional safeguard, persons from Invesco’s marketing, distribution and other customer-facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.’s pecuniary interest when voting proxies on behalf of clients. To avoid any appearance of a conflict of interest, Invesco will instruct “abstain” on proxies issued by Invesco Ltd. that are held in client accounts. If an “abstain” vote is not operationally possible, Invesco will not vote the shares.
Personal Conflicts of Interest
A conflict also may exist where an Invesco employee has a known personal or business relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships. Under Invesco’s Global Code of Conduct, Invesco entities and individuals must act in the best interests of clients and must avoid any situation that gives rise to an actual or perceived conflict of interest.
All Invesco personnel with proxy voting responsibilities are required to report any known personal or business conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.
H.
Voting Funds of Funds
Funds of funds holdings can create various special situations for proxy voting, including operational challenges in certain markets. The scenarios below set out examples of how Invesco votes funds of funds:
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When required by law or regulation, shares of an Invesco fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will not vote the shares.
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When required by law or regulation, shares of an unaffiliated registered fund held by one or more Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will not vote the shares.
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For U.S. funds of funds where proportional voting is not required by law or regulation, shares of Invesco funds held by other Invesco funds generally will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will vote in line with internal proxy voting guidelines. Investment teams retain full discretion over proxy voting decisions for funds of funds where proportional voting is not required by law or regulation and may choose to vote differently.
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For U.S. funds of funds where proportional voting is not required by law or regulation, shares of unaffiliated registered funds held by one or more Invesco funds generally will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will vote in line with internal proxy voting guidelines. Investment teams retain full discretion over proxy voting decisions for funds of funds where proportional voting is not required by law or regulation and may choose to vote differently.
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Non-U.S. funds of funds will not be voted proportionally due to operational limitations. The applicable Invesco entity will vote in line with its local policies, as indicated in Exhibit A. If no local policies exist, Invesco will vote non-U.S. funds of funds in line with the firm level conflicts of interest process described above.
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Where client or proprietary accounts are invested directly in shares issued by Invesco affiliates and Invesco has proxy voting authority, shares will be voted in the same proportion as the votes of external shareholders of the underlying holding. If proportional voting is not possible, the shares will be voted in line with a Proxy Service Provider’s recommendation.
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Unless it decides to solicit investor instructions, Invesco shall not vote the shares of an Invesco fund held by a fund, client or proprietary account managed by Invesco Canada Ltd.
I.
Review of Policy
It is the responsibility of the Global IPAC to review this Policy and the internal proxy voting guidelines annually to consider whether any changes are warranted. This annual review seeks to assure this Policy and the internal proxy voting guidelines remain consistent with clients’ best interests, regulatory requirements, local market standards and best practices. Further, this Policy and our internal proxy voting guidelines are reviewed at least annually by various departments within Invesco to seek to ensure that they remain consistent with Invesco’s views on best practice in corporate governance and long-term investment stewardship.
III.
Our Good Governance Principles
Invesco’s good governance principles outline our views on best practice in corporate governance and long-term investment stewardship. These principles have been developed by our global investment teams in collaboration with the Proxy Voting and Governance team and various departments internally. The broad philosophy and guiding principles in this section inform our approach to long-term investment stewardship and proxy voting. The principles and positions reflected in this Policy are designed to guide Invesco’s investment professionals in voting proxies; they are not intended to be exhaustive or prescriptive.
Our investment teams retain full discretion on vote execution in the context of our good governance principles and internal proxy voting guidelines, except where otherwise specified in this Policy. The final voting decisions may consider the unique facts and circumstances applicable to each company, issue, and individual ballot item. These include relevant market laws and regulations, country-specific best practices or corporate governance codes, the issuer’s public disclosures, internal research, input from external research providers, and any dialogue we have had with company management. As a result, investment teams may reach different conclusions on portfolio companies and may cast different votes at the same shareholder meeting. When investment teams choose to vote a proxy that is contrary to the principles below or internal proxy voting guidelines, they are required to document their rationales.
The following guiding principles apply to proxy voting with respect to operating companies. We apply a separate approach to open-end and closed-end investment companies and unit investment trusts. Where appropriate, these guidelines may be supplemented by additional internal guidance that considers regional variations in best practices, company disclosure and region-specific voting items. Invesco may vote on proposals not specifically addressed by these principles or guidelines based on an evaluation of a proposal’s likelihood to enhance long-term shareholder value.
Our good governance principles are organized around six broad pillars:
A.
Transparency
We expect companies to provide accurate, timely and complete information that enables investors to make informed investment decisions and effectively carry out their stewardship activities. Invesco supports the highest standards in corporate transparency and believes that these disclosures should be made available ahead of the voting deadlines for an annual general meeting or special meeting to allow for timely review and decision-making.
Financial reporting: Company accounts and reporting must accurately reflect the underlying economic position of a company. Arrangements that may constitute an actual or perceived conflict with this objective should be avoided.
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We will generally support proposals to accept the annual financial statements, statutory accounts and similar proposals. However, if these reports are not presented in a timely manner or significant issues are identified regarding their integrity(e.g., the external auditor’s opinion is absent or qualified), we will generally review the matter on a case-by-case basis.
External auditor ratification and audit fees:
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We will generally not support the ratification of the independent auditor and/or ratification of their fees payable if non-audit fees exceed audit and audit related fees or if there are significant auditing controversies or questions regarding the independence of the external auditor. We will consider an auditor’s length of service as a company’s independent auditor in applying this policy.
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We will generally vote against the incumbent audit committee chair, or nearest equivalent, where the non-audit fees paid to the independent auditor exceed audit fees for two consecutive years or other problematic accounting practices are identified such as fraud, misapplication of audit standards or persistent material weaknesses/deficiencies in internal controls over financial reporting.
Other business: Generally, we vote against proposals to transact other business matters where disclosure is insufficient and we are not given the opportunity to review and understand what issues may be raised.
Related-party transactions: Invesco will vote all related party transactions on a case-by-case basis. The vote analysis will consider the following factors, among others:
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disclosure of the transaction details must be full and transparent (such as details of the related parties and of the transaction subject, timeframe, pricing, potential conflicts of interest, and other terms and conditions);
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the transaction must be fair and appropriate, with a sound strategic rationale;
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the company should provide an independent opinion either from the supervisory board or an external financial adviser;
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minority shareholders’ interests should be protected; and
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the transactions should be on an arm’s length basis.
Routine business items and formalities: Invesco generally votes non-contentious routine business items and formalities as recommended by the issuer’s management and board of directors. Routine business items and formalities generally include proposals to:
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accept or approve a variety of routine reports; and
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approve provisionary financial budgets and strategy for the current year.
B.
Accountability
Robust shareholder rights and strong board oversight help ensure that management adhere to the highest standards of ethical conduct, are held to account for poor performance and responsibly deliver value creation for stakeholders over the long term. We encourage companies to adopt governance features that ensure board and management accountability. In particular, we consider the following as key mechanisms for enhancing accountability to investors:
One share one vote: Voting rights are an important tool for investors to hold boards and management teams accountable.
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We generally do not support proposals that establish or perpetuate dual classes of voting shares, double voting rights or other means of differentiated voting or disproportionate board nomination rights.
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We generally support proposals to decommission differentiated voting rights.
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Where unequal voting rights are established, we expect these to be accompanied by reasonable safeguards to protect minority shareholders’ interests.
Anti-takeover devices: Mechanisms designed to prevent or delay takeover attempts may unduly limit the accountability of boards and management teams to shareholders.
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We generally will not support proposals to adopt antitakeover devices such as poison pills. Exceptions may be warranted at entities without significant operations and to preserve the value of net operating losses carried forward or where the applicability of the pill is limited in scope and duration.
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In addition, we will generally not support capital authorizations or amendments to corporate articles or bylaws at operating companies that may be utilized for antitakeover purposes, for example, the authorization of classes of shares of preferred stock with unspecified voting, dividend, conversion or other rights (“blank check” authorizations).
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We generally support proposals for the removal of anti-takeover provisions.
Shareholder rights: We support the rights of shareholders to hold boards and management teams accountable for company performance. We generally support best-practice-aligned proposals to enhance shareholder rights:
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Proxy access: Within the US market, we generally vote for management and shareholder proposals for proxy access that employ guidelines reflecting the SEC framework for proxy access with the following provisions:
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Ownership threshold: at least three percent (3%) of the voting power;
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Ownership duration: at least three (3) years of continuous ownership for each member of the nominating group;
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Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group; and
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Cap: cap on nominees of one (1) director or twenty-five percent (25%) of the board, whichever is higher.
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Shareholder ability to call special meetings: Generally, we vote for management and shareholder proposals that provide shareholders with the ability to call special meetings with a minimum threshold of 10% but not greater than 25%. We generally will not support proposals to prohibit shareholders’ right to call special meetings.
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Shareholder ability to act by written consent: Generally, we assess shareholder proposals that provide shareholders with the ability to act by written consent case-by-case taking into account the following factors, among other things:
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Shareholders’ current right to call special meetings; and
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Investor ownership structure.

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Supermajority vote requirements: Generally, we vote against proposals to require a supermajority shareholder vote. We will vote for management and shareholder proposals to reduce supermajority vote requirements, in favor of a simple majority threshold. Lowering this requirement can democratize corporate governance and facilitate a more fair and dynamic decision-making that empowers and represents a wider shareholder base; especially for key corporate actions such as mergers, changes in control, or proposals to amend or repeal a portion of a company’s articles of incorporation.
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Bundling of proposals: It is our view that the bundling of multiple proposals or articles amendments in one single voting item restricts shareholders’ ability to express their views, with an all-or-nothing vote. We generally oppose such proposals unless all bundled resolutions are deemed acceptable and conducive of long-term shareholder value.
Virtual shareholder meetings: Companies should hold their annual or special shareholder meetings in a manner that best serves the needs of its shareholders and the company. Shareholders should have an opportunity to participate in such meetings. Shareholder meetings provide an important mechanism by which shareholders provide feedback or raise concerns and hear from the board and management.
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We will generally support management proposals seeking to allow for the convening of hybrid shareholder meetings (allowing shareholders the option to attend and participate either in person or through a virtual platform).
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Management or shareholder proposals that seek to authorize the company to hold virtual-only meetings (held entirely through virtual platform with no corresponding in-person physical meeting) will be assessed on a case-by-case basis. Companies have a responsibility to provide strong justification and establish safeguards to preserve comparable rights and opportunities for shareholders to participate virtually as they would have during an in-person meeting. Invesco will consider, among other things, a company’s practices, jurisdiction and disclosure, including the items set forth below:
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meeting procedures and requirements are disclosed in advance of a meeting detailing the rationale for eliminating the in-person meeting;
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clear and comprehensive description of which shareholders are qualified to participate, how shareholders can join the virtual-only meeting, how and when shareholders submit and ask questions either in advance of or during the meeting;
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disclosure regarding procedures for questions received during the meeting, but not answered due to time or other restrictions; and
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description of how shareholder rights will be protected in a virtual-only meeting format including the ability to vote shares during the time the polls are open.
C.
Board Composition and Effectiveness
Voting on director nominees in uncontested elections
Definition of independence: Invesco considers local market definitions of director independence, but applies a proprietary standard for assessing director independence considering a director’s status as a current or former employee of the business, any commercial or consulting relationships with the company, the level of shares beneficially owned or represented and familial relationships, among others.
Board and committee independence: The board of directors, board committees and regional equivalents should be sufficiently independent from management, substantial shareholders and should be free from conflicts of interest. We consider local market practices in this regard and in general we look for a balance across the board of directors. Above all, we like to see signs of robust challenge and discussion in the boardroom.
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We will generally vote against one or more non-independent directors when a board is less than majority independent, but we will take into account local market practice with regards to board independence in limited circumstances where this standard is not appropriate.
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We will generally vote against non-independent directors serving on the audit committee.
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We will generally vote against non-independent directors serving on the compensation committee.
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We will generally vote against non-independent directors serving on the nominating committee.
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In relation to the board, compensation committee and nominating committee we will consider the appropriateness of significant shareholder representation in applying this policy. This exception will generally not apply to the audit committee.
Independent Board Chair: It is our view that independent board leadership generally enhances management accountability to investors. Companies deviating from this best practice should provide a strong justification and establish safeguards to ensure that there is independent oversight of a board’s activities (e.g., by appointing a lead or senior independent director with clearly defined powers and responsibilities).
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We will generally vote against the incumbent nominating committee chair, or nearest equivalent, where the board chair is not independent unless a lead independent or senior director is appointed.
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We will review shareholder proposals requesting that the board chair be an independent director on a case-by-case basis, taking into account several factors, including, but not limited to, the presence of a lead independent director and a sufficiently independent board, a sound governance structure with no record of recent material governance failures or controversies, and sound financial performance. Invesco will also positively consider less disruptive proposals that will enter into force at the subsequent leadership transition.
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We will generally not vote against a CEO or executive serving as board chair solely on the basis of this issue, however, we may do so in instances where we have significant concerns regarding a company’s corporate governance, capital allocation decisions and/or compensation practices.
Attendance and over boarding: Director attendance at board and committee meetings is a fundamental part of their responsibilities and provides efficient oversight for the company and its investors. In addition, directors should not have excessive external board or managerial commitments that may interfere with their ability to execute the duties of a director.
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We will generally vote against or withhold votes from directors who attend less than 75% of board and committee meetings for two consecutive years. We expect companies to disclose any extenuating circumstances, such as health matters or family emergencies, that would justify a director’s low attendance, in line with good practices.
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We will generally vote against directors who have more than four total mandates at public operating companies, if their attendance is below 75% of all board and committee meetings in the year under review, or if material governance failures have been identified. We apply a lower threshold for directors with significant commitments such as executive positions and chairmanships.
Other Board Qualifications: In our view, an effective board should be comprised of qualified and engaged directors with a mix of skills, experience, perspectives and characteristics. We recognize that the presence of a variety of these factors in the boardroom may contribute to robust challenge, debate, and innovation, and allows the board to make informed judgements. We expect companies to comply with their local market legal requirements or listing standards for board diversity and to the extent that a company fails to comply with such requirements, Invesco will generally vote against the nominating committee chair, or nearest equivalent. Invesco will also consider the professional experience of the individuals on the board and how they underpin the company’s performance and long-term shareholder value, among other factors.
Director term limits and retirement age: It is important for a board of directors to examine its membership regularly with a view to ensuring that the board is effective, and the company continues to benefit from a variety of director viewpoints and experience. As stated above, an individual board’s nominating committee is best positioned to determine whether director term limits or establishing a mandatory retirement age would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Therefore, Invesco generally opposes shareholder proposals to limit the tenure of board directors or to impose a mandatory retirement age.
Governance failures: A board of directors is ultimately responsible for overseeing management and ensuring that proper governance, oversight and control mechanisms are in place at the company it oversees. Invesco considers the adequacy of a company's response to material oversight failures when determining whether any voting action is warranted. Invesco may take voting action against director nominees in response to material failures of governance, risk oversight or fiduciary responsibilities at the company that adversely affect shareholder value. This may include for example, bribery, fines or sanctions from regulatory bodies, demonstrably poor risk oversight, or adverse legal judgments, among other things. In addition, Invesco will consider the responsibilities delegated to board sub-committees when determining if it is appropriate to hold the incumbent chair of the relevant committee, or nearest equivalent, accountable for these material failures.
Director Indemnification: Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors’ liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Invesco will evaluate shareholder proposals to amend directors’ indemnification and exculpation provisions on a case-by-case basis.
Discharge of directors: We will generally support proposals to ratify the actions of the board of directors, supervisory board and/or executive decision-making bodies, provided there are no material oversight failures and legal controversies, or other wrongdoings in the relevant fiscal year – committed or yet to be confirmed. When such oversight concerns are identified, we will consider a company’s response to any issues raised and may vote against ratification proposals instead of, or in addition to, director nominees.
Director election process: Board members should generally stand for election annually and individually.
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We will generally support proposals requesting that directors stand for election annually.
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We will generally vote against the incumbent governance committee chair or nearest equivalent, if a company has a classified board structure that is not being phased out. We may make exceptions to this guideline in regions where market practice is for directors to stand for election on a staggered basis.
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We will generally support shareholder proposals to repeal a classified board and elect all directors annually.
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When a board is presented for election as a slate (e.g., shareholders are unable to vote against individual nominees and must vote for or against the entire nominated slate of directors) and this approach is not aligned with local market practice, we will generally vote against the slate in cases where we otherwise would vote against an individual nominee.
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Where market practice is to elect directors as a slate, we will generally support the nominated slate unless there are governance concerns with several of the individuals included on the slate or we have broad concerns with the composition of the board such as a lack of independence.

Majority vote standard: Invesco generally votes in favor of proposals to elect directors by a majority vote, except in cases where a company has adopted formal governance principles that present a meaningful alternative to the majority voting standard.
Board size: We will generally defer to the board with respect to determining the optimal number of board members given the size of the company and complexity of the business, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective.
Board assessment and succession planning: Invesco will consider and vote case-by-case on shareholder proposals to adopt a policy on succession planning. When evaluating board effectiveness, Invesco considers whether periodic performance reviews and skills assessments are conducted to ensure the board represents the interests of shareholders. In addition, boards should have a robust succession plan in place for key management and board personnel.
Voting on director nominees in contested elections
Proxy contests: We will review case-by-case dissident shareholder proposals based on their individual merits. We consider the following factors, among others, when evaluating the merits of each list of nominees: the long-term performance of the company relative to its industry, management’s track record, any relevant background information related to the contest, the qualifications of the respective lists of director nominees, the strategic merits of the approaches proposed by both sides, including the likelihood that the proposed goals can be met, and positions of stock ownership in the company.
D.
Capitalization
Capital allocation: Invesco expects companies to responsibly raise and deploy capital toward the long-term, sustainable success of the business. In addition, we expect capital allocation authorizations and decisions to be made with due regard to shareholder dilution, rights of shareholders to ratify significant corporate actions and pre-emptive rights, where applicable.
Share issuance: We generally support authorizations to issue shares without preemptive rights up to 20% of a company’s issued share capital for general corporate purposes. However, for issuance requests with preemptive rights, we support authorizations up to a threshold of 50%. Shares should not be issued at a substantial discount to the market price. The same requirements are expected for convertible and non-convertible debt instruments.
Share repurchase programs: We generally support share repurchase plans in which all shareholders may participate on equal terms. However, it is our view that such plans should be executed transparently and in alignment with long-term shareholder interests. Therefore, we will not support such plans when there is clear evidence of abuse or no safeguards against selective buybacks, or the terms do not align with market best practices.
Stock splits: We will evaluate proposals for forward and reverse stock splits on a case-by-case basis. Each proposal will be evaluated based on its potential impact on shareholder value, local market best practices, and alignment with the company's long-term strategic goals.
Increases in authorized share capital: We will generally support proposals to increase a company’s number of authorized common and/or preferred shares, provided we have not identified concerns regarding a company’s historical share issuance activity or the potential to use these authorizations for antitakeover purposes. We will consider the amount of the request in relation to the company’s current authorized share capital, any proposed corporate transactions contingent on approval of these requests and the cumulative impact on a company’s authorized share capital, for example, if a reverse stock split is concurrently submitted for shareholder consideration.
Mergers, acquisitions, disposals and other corporate transactions: Invesco’s investment teams will review proposed corporate transactions including mergers, acquisitions, reorganizations, proxy contests, private placements, dissolutions and divestitures based on a proposal’s individual investment merits. In addition, we broadly approach voting on other corporate transactions as follows:
●
We will generally support proposals to approve different types of restructurings that provide the necessary financing to save the company from involuntary bankruptcy.
●
We will generally support proposals to enact corporate name changes and other proposals related to corporate transactions that we believe are in shareholders’ best interests.
●
We will generally support reincorporation proposals, provided that management has provided a compelling rationale for the change in legal jurisdiction and provided further that the proposal will not significantly adversely impact shareholders’ rights.
E.
Environmental and Social Issues
Shareholder proposals addressing environmental and social issues: We recognize environmental and social shareholder proposals are nuanced and require company specific analysis, and therefore, Invesco will analyze such proposals on a case-by-case basis. When analyzing such proposals, we will consider the following factors, among others:
●
whether we consider the adoption of such proposal would promote long-term shareholder value;
●
the board’s written response to the proposal in the proxy and whether the company has already responded or taken action to appropriately address the issue(s) raised in the proposal;
●
the materiality of the issue(s) being raised;
●
whether there are fines or litigation, significant controversies including reputational risks associated with the company’s practices or policies related to the issue(s) raised in the proposal;
●
the company's existing level of disclosure and track record on environmental and social issues or if the company already complies with relevant local laws and regulations as it relates to the issue(s) raised in the proposal;
●
the intentions of the proponent(s) and how they impact the company’s long-term economic success;
●
if the proposal requests greater transparency or disclosure to make an informed assessment; and
●
whether the proposal’s requested action is unduly burdensome (scope or timeframe) or overly prescriptive.
F.
Executive Compensation and Performance Alignment
Invesco supports compensation polices and equity incentive plans that promote alignment between management incentives and shareholders’ long-term interests. We pay close attention to local market practice and may apply stricter or modified criteria where appropriate.
Advisory votes on executive compensation, remuneration policy and remuneration reports: We will generally not support compensation-related proposals where more than one of the following is present:
i.
there is an unmitigated misalignment between executive pay and company performance for at least two consecutive years;
ii.
there are problematic compensation practices which may include, among others, incentivizing excessive risk taking or circumventing alignment between management and shareholders’ interests via repricing of underwater options;
iii.
vesting periods for long-term incentive awards are less than three years;

iv.
the company “front loads” equity awards;
v.
there are inadequate risk mitigating features in the program such as clawback provisions;
vi.
excessive, discretionary one-time equity grants are awarded to executives; and/or
vii.
less than half of variable pay is linked to performance targets, except where prohibited by law.
Invesco will consider company reporting on pay ratios as part of our evaluation of compensation proposals, where relevant.
Equity plans: Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features which may include provisions to reprice options without shareholder approval, plans that include evergreen provisions or plans that provide for automatic accelerated vesting upon a change in control.
Employee stock purchase plans: We generally support employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price and that the total shareholder dilution resulting from the plan is not excessive (e.g., more than 10% of outstanding shares).
Severance Arrangements: Invesco considers proposed severance arrangements (sometimes known as “golden parachute” arrangements) on a case-by-case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, and aligned with local market best practices, may be in shareholders’ best interests as a method of attracting and retaining high-quality executive talent. We generally evaluate case-by-case proposals requiring shareholder ratification of senior executives’ severance agreements depending on whether the proposed terms and disclosure align with good market practice.
Frequency of Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals: It is our view that shareholders should be given the opportunity to vote on executive compensation and adequately express their potential concerns. Invesco will generally vote in favor of a one-year frequency, in order to foster greater accountability, as well as to grant shareholders a timely intervention on pay practices.

Exhibit A
Harbourview Asset Management Corporation
Invesco Advisers, Inc.
Invesco Asset Management (India) Pvt. Ltd*1
Invesco Asset Management (Japan) Limited*1
Invesco Asset Management (Schweiz) AG
Invesco Asset Management Deutschland GmbH
Invesco Asset Management Limited1
Invesco Asset Management Singapore Ltd
Invesco Australia Ltd
Invesco Canada Ltd.1
Invesco Capital Management LLC
Invesco Capital Markets, Inc.*1
Invesco European RR L.P.
Invesco Fund Managers Limited
Invesco Hong Kong Limited
Invesco Investment Advisers LLC
Invesco Investment Management (Shanghai) Limited
Invesco Investment Management Limited
Invesco Loan Manager, LLC
Invesco Managed Accounts, LLC
Invesco Management S.A.
Invesco Overseas Investment Fund Management (Shanghai) Limited
Invesco Pensions Limited
Invesco Private Capital, Inc.
Invesco Real Estate Management S.à.r.l1
Invesco RR Fund L.P.
Invesco Senior Secured Management, Inc.
Invesco Taiwan Ltd*1
Invesco Trust Company
Oppenheimer Funds, Inc.
WL Ross & Co. LLC
* Invesco entities with specific proxy voting guidelines
1 Invesco entities with specific conflicts of interest policies

Proxy Voting Guidelines
for
Invesco Asset Management (Japan) Limited

Invesco Japan Proxy Voting Guideline
Invesco Japan (hereinafter “we” or “our) votes proxies to maximize the interests of our clients (investors) and beneficiaries in the long term, acknowledging the importance of corporate governance based on fiduciary duties to our clients (investors) and beneficiaries. We do not vote proxies for the interests of ourselves and any third party other than clients (investors) and beneficiaries. The interests of clients (investors) and beneficiaries are to expand the corporate value or the shareholders’ economic interests or prevent damage thereto. Proxy voting is an integral part of our stewardship activities, and we make voting decisions considering whether the proposal would contribute to corporate value expansion and sustainable growth.
To vote proxies adequately, we have established the Responsible Investment Committee and developed the Proxy Voting Guideline to govern the decision-making process of proxy voting. While we may seek advice from an external service provider based on our own guidelines, our investment professionals make voting decisions in principle, based on the proxy voting guideline, taking into account whether they contribute to increasing the subject company’s shareholder value.
Responsible proxy voting and constructive dialogue with investee companies are important components of stewardship activities. While the Proxy Voting Guideline are principles for our voting decisions, depending on the proposals, we may make an exception if we conclude that such a decision is in the best interests of clients (investors) and beneficiaries after having constructive dialogue with the investee companies. In such a case, approval of the Responsible Investment Committee shall be obtained.
The Responsible Investment Committee consists of members including Chief Investment Officer, as the chair, Head of Compliance, Head of ESG, investment professionals nominated by the chair and the other members, including persons in charge at the Client Reporting department.
We have established the Conflict of Interest Management Policy. In the situation that may give rise to a conflict of interest, we aim to control it in the best interests of clients (investors) and beneficiaries. The Compliance department is responsible for governing company-wide control of a conflict of interest. The Compliance department is independent of Investment and Sales departments and shall not receive any command or order for the matters compliant with the laws and regulations, including a conflict of interest, from them.
Proxy Voting Guidelines
1. Appropriations of Retained Earnings and Dividends
We decide how to vote on proposals seeking approval for appropriations of retained earnings and dividends, taking into account the subject company’s financial conditions and business performance, shareholders’ economic interests and so on.
●
Taking into account the company’s capital adequacy, business strategies, and so on if the total payout ratio, including dividends and share repurchases, is significantly low, we consider voting against the proposals unless reasonable explanations are given by the company.
●
With respect to the company where the Board of Directors determines appropriations of retained earnings, taking into account the subject company’s capital adequacy, business strategies, and so on if the total payout ratio, including dividends and share repurchases, is significantly low, we consider voting against the reappointment of board directors unless reasonable explanations are given by the company.
●
Taking into account the subject company’s capital adequacy, business strategies, and so on if the total payout ratio, including dividends and share repurchases, is significantly low, we consider voting for shareholder proposals increasing shareholder returns.

2. Appointment of Board Directors
We decide how to vote on proposals concerning the appointment of board directors, taking into account their independence, competence, anti-social activity records (if any), and so on. Furthermore, we decide how to vote on the reappointment of board directors, taking into account their corporate governance practices, accountability during their tenures, the company’s business performance and anti-social records (if any), and so on in addition to the above factors.
Board directors should make best efforts to continuously gain knowledge and skills to fulfill the critical role and responsibilities in the company’s governance. A company should also provide sufficient training opportunities.
Independent outside directors are expected to play a significant role, such as safeguarding minority shareholders’ interests through action based on their insights to increase the company’s corporate value. It is desirable to enhance the board’s governance function with independent outside directors accounting for the board majority. However, given the challenge to secure competent candidates, we also recognize that it is difficult for all the companies, irrespective of their size, to deploy the independent outside directors’ majority on the Board.
Sufficient disclosure is a prerequisite for reflecting the assessment of independence and suitability of director candidates and board composition in voting decisions. Currently, there are cases where sufficient information cannot be obtained due to insufficient disclosure on a board chair, each committee’s function and committee chairs in Notice of Annual General Meeting (AGM) and a corporate governance report, as well as untimeliness of these issuances. We generally make decisions based on Notice of AGM, a corporate governance report and an annual securities report disclosed by the time of voting. However, this shall not apply if we obtain such information from direct engagement with the company or find relevant disclosure elsewhere.
(1)
Independence
We generally vote for the appointment of outside directors. However, we generally vote against if a candidate is not regarded as independent of the subject company. It is desirable that the company discloses information, such as numerical data, which supports our decision on board independence.
●
We view the following outside director candidates are not independent enough.
●
Candidates who have been working for the following companies for the last ten years or are those people’s relatives.
●
The subject company
●
Its subsidiary
●
Its parent company
●
Candidates who have been working for the following companies for the last five years or are those people’s relatives.
●
Shareholders who own more than 10% of the subject company
●
Principal loan lenders
●
Principal securities brokers
●
Major business partners
●
Auditors
●
Audit companies, consulting companies or any related service providers which have any consulting contracts with the subject company
●
Any other counterparts which have any interests in the subject company

In cases other than above, we separately scrutinize the independence of candidates who are regarded as not independent enough.
●
We take extra care when we assess the independence of candidates from a company which is regarded as a policy shareholder under cross shareholding, mutually sends outside directors to each other, and so on, as such cases potentially raise doubts about their independence. The company should give reasonable explanations. It is also desirable that the company contrives the timing and method of disclosure to allow investors to understand those relationships enough.
●
We judge board independence according to the stock exchange’s independence criteria with emphasizing independence ensured practically. We consider each company’s business environment and make the best effort to engage with the subject company to determine the independence of the candidates.
●
We regard an outside director with a significantly long tenure as non-independent and consider voting against the reappointment of such an outside director. We generally consider voting against the reappointment of outside directors whose tenures are longer than ten years.
●
If the subject company is a company with Audit Committee, we judge the independence of outside director candidates who become audit committee board members using the same independence criteria for the appointment of statutory auditors in principle.
●
We generally consider voting against the appointment of top executives and a nominating committee chair at a company with three Committees if independent outside directors of the subject company account for less than 1/3 of the Board after the AGM. However, this shall not apply if we confirm sufficient planning or special circumstances on increasing the number of independent outside directors in engagements.
●
In case the subject company has a parent company or controlling shareholders, we generally consider voting against the appointment of top executives and a nominating committee chair at a company with three Committees if independent outside directors account for less than half of the Board after the AGM. However, this shall not apply if we confirm sufficient planning or special circumstances on increasing the number of independent outside directors in engagements.
(2)
Attendance rate and concurrent duties
●
All members are expected to attend board and respective committee meetings in principle. A Company is generally obligated to facilitate all members to attend these meetings. We generally vote against the reappointment of board directors who attended less than 75% of board or respective committee meetings.
●
We take into account not only the number of attendance but nomination reasons and candidates’ real contributions if disclosed.
●
We take extra care when we assess the capability of board directors who have many concurrent duties as a director or statutory auditor of listed companies, as such cases potentially raise doubts about their capacity given the importance of directors’ role and responsibilities. Accordingly, we consider voting against the appointment of board directors who perform five or more duties as a director or statutory auditor of a listed company or equivalent company. However, in case nominees serve as executive director or statutory auditor of a listed company or equivalent company, we consider voting against the appointment of directors who perform three or more duties.
●
If a company nominates a board director with many concurrent duties, it should provide reasonable explanations. It is also desirable that the company contrives disclosure timing and methods to allow investors to understand the situation enough.

(3)
Company’s business performance
●
We consider voting against the reappointment of board directors if the subject company made a loss for the three consecutive years during their tenures.
●
We consider voting against the reappointment of board directors if we judge that the subject company’s business performance significantly lags the peers in the same industry during their tenures.
●
We consider voting against top executives if, concerning capital efficiency including return on capital, effective business strategies achieving corporate value expansion and sustainable growth are not demonstrated, and appropriate disclosures and sufficient constructive dialogues are not conducted.
(4)
Company’s anti-social activities
●
If we judge that a corporate scandal damages or is likely to damage shareholder value with having a significant effect on society during a board tenure, we conduct adequate dialogues with the subject company on the background and subsequent resolutions of the scandal. Based on the dialogues, we decide how to vote on the reappointment of top executives, board directors in charge of those cases and audit committee board members at a company with Audit Committee or three Committees, considering the impact on shareholder value.
●
With respect to domestic corporate scandals, at the time a company receives administrative dispositions to cartel, bid-rigging, and so on from authorities, such as the Fair Trade Commission, we consider voting against the reappointment of top executives, directors in charge and audit committee board members at a company with Audit Committee or three Committees. However, in case final dispositions are subsequently determined based on appeal or complaints resolutions, we do not vote against the reappointment again at that time. We vote on a case-by-case basis concerning compensation orders in a civil case, dispositions from the Consumer Affairs Agency or administrative dispositions from overseas authorities.
●
With respect to administrative dispositions to an unlisted subsidiary or affiliate, we consider voting against the reappointment of top executives, directors in charge and audit committee board members at a company with Audit Committee or three Committees of the holding or parent company. If a subsidiary or affiliate is listed, we consider voting against the reappointment of top executives, directors in charge and audit committee board members at a company with Audit Committee or three Committees of both the subsidiary or affiliate and the holding or parent company. However, we may vote on a case-by-case basis, depending on the importance of the disposition to the subsidiary or affiliate, its impact on the holding or parent company’s financial performance, and so on.
●
With respect to employees’ scandals, if the scandal damages or is likely to damage shareholder value, and we judge that the subject company owes management responsibility, we consider voting against the reappointment of top executives, directors in charge and audit committee board members at a company with Audit Committee or three Committees.
●
We consider voting against the reappointment of board directors if the subject company engages in window dressing or inadequate accounting practices during their tenures.
(5)
Activities against shareholder interest
●
If a company raises capital through an excessively dilutive third-party allotment without a shareholders’ meeting’s approval, we consider voting against the reappointment of board directors, particularly top executives.
●
If a company raises capital through a large-scale public offering without reasonable explanations, we consider voting against the reappointment of board directors, particularly top executives.
●
If a company does not execute a shareholder proposal regarded as favorable for minority shareholders receiving the majority support from shareholders or does not make a similar company proposal at an AGM in the following year, we consider voting against the appointment of top executives.

(6)
Others
●
If a company insufficiently discloses board director candidates’ information, we generally vote against such candidates.
3. Composition of Board of Directors
While each company’s board structure would differ depending on its size and so on, we believe that a company with three Committees (Nomination, Audit and Remuneration) is desirable to achieve better governance as a listed company. For a company with Board of Statutory Auditors (Kansayaku) or Audit Committee, it is also desirable to voluntarily deploy a Nomination Committee, a Remuneration Committee and other necessary committees. Besides, it is desirable that Board Chair is an independent outside director. We believe that a highly transparent board composition ensures management accountability and contributes to sustained enterprise value expansion. Finally, the disclosure of the third-party assessment on the Board of Directors is desirable.
To strengthen the Board of Directors’ monitoring function and increase its transparency and effectiveness, we believe it is important to ensure gender, nationality, career, and age diversity in principle. It is desirable that each company adopts a skills matrix that defines the diversity and expertise required to fulfill the Board’s responsibilities reflecting its situation and selects director candidates accordingly.
We are concerned about retired directors assuming consulting, advisory or other similar positions which could negatively impact transparency and decision making of the Board. If such positions exist, and retired directors assume them, it is desirable that the company discloses their existence, their expected roles and contributions and compensations for such posts.
(1)
Number of board members and change in board composition
●
We decide how to vote on proposals concerning the number of board members and change in board composition, taking into account the impacts on the subject company and shareholders’ economic interests compared to the current situations.
●
The number of board members should be optimized to make the right management decision at the right time. We may consider each company’s business situation and scale. However, we generally consider voting against the appointment of top executives and a nominating committee chair at a company three Committees if the number of board members is expected to exceed 20 without decreasing from the previous AGM, and reasonable explanations are not given.
●
We generally vote against the appointment of top executives and a nomination committee chair at a company three Committees if a decrease in outside directors or an increase in internal directors significantly reduces the percentage of outside directors, which potentially causes governance problems.
●
If there are two or more females on the Board, we consider voting against the appointment of top executives and a nomination committee chair at a company three Committees. However, this shall not apply if 20% or more of board members are females, or we confirm sufficient planning or special circumstances on increasing the number of female directors in engagements.
●
We believe that board diversity is important and may set a higher target for a female board member ratio in the future. Similarly, we may set a racial and nationality diversity target, especially for companies with global business operations.
(2)
Procedures of board director appointment, scope of their responsibilities and so on
●
We decide how to vote on proposals concerning change in board director appointment procedures, taking into account the rationales, and so on, compared to the current procedures.
●
We generally vote against proposals reducing board directors’ responsibilities for financial damages on fiduciary duty breach.

●
Board directors’ responsibilities include effective monitoring of top executives succession planning. The Nomination Committee at a company with three Committees or the arbitrary Nomination Committee created at a company with the other governance structures should provide effective monitoring of successor development and appointment with transparency. It is desirable that an independent outside director serves as Nomination Committee Chair. If we judge that the succession procedure significantly lacks transparency and rationality, we consider voting against the appointment of top executives.
4. Appointment of Statutory Auditors (Kansayaku)
We decide how to vote on proposals concerning the appointment of statutory auditors, taking into account their independence, competence and anti-social activities records (if any), and so on. We decide how to vote on the reappointment of statutory auditors, taking into account their corporate governance practices and accountability during their tenures, the company’s anti-social activity records, and so on in addition to the above factors.
Statutory auditors and audit committee board directors at a company with Audit committee or three Committees should have deep knowledge specialized in accounting, laws and regulations and should make best efforts to continuously gain knowledge and skills to fulfill the critical role and responsibilities in the company’s governance. A company should also provide sufficient training opportunities.
(1)
Independence
●
We generally vote against the appointment of outside statutory auditors without independency.
●
In general, a person who has no relationship with the subject company other than a statutory auditor appointment is regarded as independent.
●
We regard that an outside statutory auditor with a significantly long tenure is not independent and generally vote against the reappointment of such an outside statutory auditor. We generally consider voting against the candidate whose tenure is longer than ten years.
(2)
Attendance rate and concurrent duties
●
All statutory auditors are expected to attend board or board of statutory auditors meetings in principle. A companies is generally obligated to facilitate all statutory auditors to attend these meetings. We generally vote against the reappointment of statutory auditors who attended less than 75% of board or board of statutory auditors meetings.
●
We take into account not only the number of attendance but nomination reasons and candidates’ real contributions if disclosed.
●
We take extra care when we assess the capability of statutory auditors who have many concurrent duties as an director or statutory auditor of listed companies, as such cases potentially rise doubts about their capacity, given the importance of statutory auditors’ role and responsibilities. Accordingly, we consider voting against the appointment of statutory auditors who perform five or more duties as a board director or statutory auditor of a listed company or equivalent company. However, in case nominees serve as executive director or statutory auditor of a listed company or equivalent company, we consider voting against the appointment of statutory auditors who perform three or more duties.
●
If a company nominates a statutory auditor with many concurrent duties, it should give reasonable explanations. It is also desirable that the company contrives disclosure timing and methods to allow investors to understand the situation enough.
(3)
Accountability
●
If there are material concerns about a published audit report or audit procedures, or insufficiencies of required disclosures, we vote against the reappointment of statutory auditors.

(4)
Company’s anti-social activities
●
If we judge that a corporate scandal damages or is likely to damage shareholder value with having a significant impact on society during a statutory auditor’s tenure, we conduct adequate dialogues with the subject company on the background and subsequent resolutions of the scandal. Based on the dialogues, we decide how to vote on the reappointment of statutory auditors, considering the impact on shareholder value.
●
With respect to domestic corporate scandals, at the time a company receives administrative dispositions to cartel, bid-rigging, and so on from authorities, such as the Fair Trade Commission, we consider voting against the reappointment of statutory auditors. However, in case the final dispositions are subsequently determined based on appeal or complaints resolutions, we do not vote against the reappointment again at that time. We vote on a case-by-case basis concerning compensation orders in a civil case, dispositions from the Consumer Affairs Agency or administrative dispositions from overseas authorities.
●
With respect to administrative dispositions to an unlisted subsidiary or affiliate, we consider voting against the reappointment of statutory auditors of the holding or parent company. If a subsidiary or affiliate is listed, we consider voting against the reappointment of statutory auditors of both the subsidiary or affiliate and the holding or parent company. However, we may decide on a case-by-case basis, depending on the importance of the dispositions to the subsidiary or affiliate, its impact on the holding or parent company’s financial performance, and so on.
●
With respect to employees’ scandals, if the scandal damages or is likely to damage shareholder value, and we judge that the subject company owes management responsibility, we consider voting against the reappointment of statutory auditors.
●
We consider voting against the reappointment of statutory auditors if the subject company engages in window-dressing or inadequate accounting practices during their tenures.
5. Composition of Board of Statutory Auditors (Kansayaku)
We decide how to vote on proposals concerning the number of members or change in composition of the board of statutory auditors, taking into account the impact on the subject company and shareholders’ economic interests compared to the current situations.
●
We consider an increase in statutory auditors favorably. However, in case of a decrease, we consider voting against the reappointment of top executives unless clear and reasonable explanations are given.
●
We consider the same for audit committee board members for a company with Audit Committee.
6. Appointment of Accounting Auditors
We decide how to vote on proposals concerning the appointment and replacement of accounting auditors, taking into account their competence, audit fee levels, and so on.
●
We generally vote against the reappointment of statutory auditors (Kansayaku) or audit committee board members at a company with Audit Committee or three Committees if we judge that a company reappoints an accounting auditor without replacing it despite the following accounting audit problems.
●
It is determined that an accounting auditor provides an unfair opinion on the company’s financial conditions.
●
In case there are concerns on financial statements, required disclosures are insufficient.
●
In case an accounting auditor has a service contract other than accounting audit services with the subject company, it is regarded that such a contract creates a conflict of interest between them.
●
Excessive audit fees are paid.
●
It is regarded that an accounting auditor makes fraud or negligence.

●
If it is regarded that an accounting auditor has issues in other company’s audits, in case a company appoints or reappoints the accounting auditor without replacing it, we take the impact on the company’s corporate value full consideration into voting decisions.
●
We generally vote against proposals concerning accounting auditor replacement if it is regarded that a company changes an incumbent accounting auditor due to a dispute about accounting principles.
7. Compensation for Board Directors, Statutory Auditors (Kansayaku) and Employees
(1)
Board directors’ salaries and bonuses
●
It is desirable to increase the proportion of stock incentive plans in board directors’ salaries and bonuses, on condition that a performance-based compensation structure is established, transparency, such as disclosures of a benchmark or formula laying the foundations for calculation, ensures accountability, and the impact on shareholders, such as dilution, are taken into considerations. The Remuneration Committee at a company with three Committees (Nomination, Audit and Remuneration) or the arbitrary Remuneration Committee preferably deployed at a company with the other governance structures should ensure the accountability of compensation schemes. It is desirable that an independent outside director serves as Remuneration Committee Chair.
●
We consider voting against proposals seeking approval for salaries and bonuses in the following cases.
●
Negative correlation between company’s financial performance and directors’ salaries and bonuses are observed.
●
Inappropriate systems and practices are in place.
●
The total amount of salaries and bonuses is not disclosed.
●
Management failures, such as a significant share price decline or serious earnings deterioration, are apparent.
●
The remuneration proposal includes people determined to be responsible for activities against shareholder interest.
●
We generally vote for shareholder proposals requesting disclosure of individual directors’ salaries and bonuses.
●
If a company implements any measures ensuring transparency other than disclosure, we take it into consideration.
●
If there is no proposal seeking approval for directors’ salaries and bonuses, and the compensation structure lacks transparency, we consider voting against the appointment of top executives.
●
We generally vote against bonuses for statutory auditors at a company with Board of Statutory Auditors and audit committee board members at a company with Audit Committee.
●
We separately consider voting to audit committee board members at a company with three Committees.
(2)
Stock incentive plans
●
We decide how to vote on proposals concerning stock incentive plans, including stock options and restricted stock units, taking into account the impact on shareholder value and rights, compensation levels, the scope, the rationales, and so on.
●
We generally vote against proposals seeking to lower the strike price of stock options.
●
We generally vote for proposals seeking to change the strike price on condition that shareholders’ approval is required every time.

●
We generally vote against stock incentive plans if the terms and conditions for exercising options, including equity dilution, lack transparency. We generally consider voting against proposals potentially causing 10% or more equity dilution.
●
It is desirable that stock incentive plans is a long-term incentive aligned with sustainable growth and corporate value expansion. As such, we generally vote against stock incentive plans allowing recipients to exercise all the rights within two years after vested for the subject fiscal year. However, this shall not apply to recipients who retire during the subject fiscal year. We assess the validity if a vesting period is regarded as too long.
●
We generally vote against stock incentive plans granted to statutory auditors and audit committee board members at a company with Audit Committee.
●
We separately consider stock incentive plans granted to audit committee board members, including both inside and outside directors, at a company with three Committees.
●
We generally vote against stock incentive plans granted to any third parties other than employees.
●
We generally vote against stock incentive plans in case a company is likely to adopt the plans as takeover defense.
(3)
Employee stock purchase plan
●
We decide how to vote on proposals concerning employee stock purchase plans, taking into account the impact on shareholder value and rights, the scope and the rationales, and so on.
(4)
Retirement benefits for board directors
●
We decide how to vote on proposals concerning grant of retirement benefits, taking into account the scope and scandals (if any) of recipients and business performance and scandals (if any) of the subject company, and so on.
●
We generally vote for proposals granting retirement benefits if all the following criteria are satisfied.
●
The granted amount is disclosed.
●
Outside directors, statutory auditors and audit committee board members at a company with Audit Committees are excluded.
●
Recipients do not cause any significant scandals during their tenures.
●
The subject company does not make a loss for the three consecutive years, or its business performance is not determined to significantly lag behind the peers in the same industry.
●
The company does not cause scandals that significantly impact society and damage, or are unlikely to damage, shareholder value during their tenures.
●
The company does not engage in window-dressing or inadequate accounting practices during their tenures.
8. Cross-shareholdings
If a company holds shares for the sake of business relations (cross shareholdings), the company should explain the medium- to long-term business and financial strategies, including capital costs, and disclose proxy voting guidelines, voting results, and so on. If the company does not give reasonable explanations and engage in constructive dialogues, we consider voting against the appointment of top executives. It is important that the company does not hinder the sales/reduction of cross shareholdings when a policy shareholder intends. In addition, a company should formulate a policy for institutional investor engagements, considering its shareholder composition, and conduct business with an awareness of capital costs and stock prices.
●
If a company's cross shareholdings account for 20% or more of its net assets, we generally consider voting against the appointment of top executives. However, this shall not apply if we confirm that the company makes a reduction, does sufficient planning or has industry-specific circumstances that should be taken into consideration in engagement.
9. Capital Policy
As a listed companies’ capital policy is likely to significantly impact shareholder value and interests, a company should implement a rational capital policy and explain capital policy guidelines to shareholders. We consider voting against proposals concerning capital policies that we judge damage shareholder value. If a company has a capital policy that is not part of proposals at an AGM but regarded to damage shareholder value, we consider voting against the reappointment of board directors.
●
It is undesirable that a company intends to maintain or increase so-called “friendly” stable shareholders and infringes minority shareholders’ rights by the third-party allotment, treasury stocks transfer or company management holdings’ transfer to foundations affiliated with the company.
(1)
Change in authorized shares
●
We decide how to vote on proposals seeking to increase authorized shares, taking into account the impact on shareholder value and rights, the rationales, the impact on the sustainability of stock market listing and a going concern, and so on.
●
We generally vote for proposals seeking to increase authorized shares if we judge that not increasing authorized shares is likely to lead to delisting or have a significant impact on a going concern.
●
We generally vote against proposals seeking to increase authorized shares after an acquirer emerges.
(2)
New share issue
●
We decide how to vote on new share issues, taking into account the rationales, the terms and conditions of issues, the impact of dilution on shareholder value and rights and the impact on the sustainability of stock market listing or a going concern, and so on.
(3)
Share repurchase and reissue
●
We decide how to vote on proposals concerning share repurchase or reissue, taking into account the rationales, and so on.
(4)
Stock split
●
We generally vote for proposals seeking a stock split.
(5)
Consolidation of shares (reverse stock split)
●
We decide how to vote on proposals seeking consolidation of shares, taking into account the rationale, and so on.
(6)
Preferred shares
●
We generally vote against proposals seeking to issue blank-cheque preferred shares or increase authorized shares without specifying voting rights, dividends, conversion and other rights.
●
We generally vote for proposals seeking to issue preferred shares or increase authorized shares if voting rights, dividends, conversion and other rights are specified, and those rights are regarded as reasonable.
●
We generally vote for proposals requiring approvals for preferred shares issues from shareholders.
(7)
Convertible bonds
●
We decide how to vote on proposals seeking to issue convertible bonds, taking into account the number of new shares, the time to maturity, and so on.

(8) Corporate bonds and credit facilities
●
We decide how to vote on proposals concerning a corporate bond issue or a credit facility expansion, taking into account the subject company’s financial conditions, and so on.
(9) Debt capitalization
●
We decide how to vote on proposals seeking to change the number of authorized shares or issue shares for debt restructuring, taking into account the terms and conditions of the change or the issue, the impact on shareholder value and rights, the rationales, the impact on the sustainability of stock market listing and a going concern, and so on.
(10) Capital reduction
●
We decide how to vote on proposals concerning capital reduction, taking into account the impact on shareholder value and rights, the rationales and the impact on the sustainability of stock market listing and a going concern, and so on.
●
We generally vote for proposals seeking capital reduction following standard accounting procedures.
(11) Financing plan
●
We decide how to vote on proposals concerning a financing plan, taking into account the impact on shareholder value and rights, the rationales and the impact on the sustainability of stock market listing and a going concern, and so on.
(12) Capitalization of reserves
●
We decide how to vote on proposals seeking capitalization of reserves, taking into account the rationales, and so on.
10. Amendment to Articles of Incorporation and Other Legal Documents
(1) Change in an accounting period
●
We generally vote for proposals seeking to change an accounting period unless it is regarded as an aim to delay an AGM.
(2) Amendment to articles of incorporation
●
We decide how to vote on proposals to amend an article of incorporation, taking into account the impact on shareholder value and rights, the necessity, the rationales, and so on.
●
We generally vote for proposals seeking to amend an article of incorporation if it is required by law.
●
We generally vote against proposals seeking to amend an article of incorporation if we judge that it is likely to infringe shareholder rights or damage shareholder value.
●
We generally vote for transition to a company with three Committees.
●
We decide how to vote on proposals seeking to relax or eliminate special resolution requirements, taking into account the rationale.
●
We are concerned about retired directors assuming advisory, consulting, or other similar positions which could negatively impact on transparency and decision making of the Board of Directors. We generally vote against proposals seeking to create such a position.
●
We generally vote for proposals seeking to authorize a company to hold virtual-only meetings, taking into account the impact on shareholder value and rights.
●
We will consider, among other things, a company’s practices, jurisdiction and disclosure, including the items set forth below:

●
meeting procedures and requirements are disclosed in advance of a meeting detailing the rationale for eliminating the in-person meeting,
●
safeguard and clear and comprehensive description as to how and when shareholders submit and ask questions either in advance of or during the meeting,
●
disclosure regarding procedures for questions received during the meeting, but not answered due to time or other restrictions, and
●
description of how shareholder rights will be protected in a virtual-only meeting format including the ability to vote on proposals during the time the polls are open.
(3) Change in a quorum for an annual general meeting (AGM)
●
We decide how to vote on proposals concerning change in quorum for an AGM, taking into account the impact on shareholder value and rights, and so on.
11. Company Organization Change
(1) Change in a registered company name and address
●
We decide how to vote on proposals seeking to change a registered company name, taking into account the impact on shareholder value, and so on.
●
We generally vote for proposals seeking to change a registered address.
(2) Company reorganization
●
We decide how to vote on proposals concerning the following company reorganization, taking into account their respective impacts on shareholder value and rights, the subject company’s financial conditions and business performance, and the sustainability of stock market listing or a going concern, and so on.
Mergers and acquisitions
Business transfers
Company split (spin-off)
Asset sale
Company sale
Liquidation
12. Proxy Fight
(1)
Proxy fight
●
We decide how to vote on proposals concerning the appointment of directors with opposition candidates, taking into account their independence, competence, anti-social activity records (if any), corporate governance practices and accountability of the candidates and business performance and anti-social activity records (if any) of the subject company, the proxy fight background, and so on.
(2)
Proxy context defense
●
Classified board
●
We generally vote against proposals seeking to introduce a classified board.
●
We generally vote for proposals seeking to set a director's term of one year.
●
Shareholder rights to remove a director

●
We generally vote against proposals seeking to tighten requirements for shareholders to remove a director.
●
Cumulative voting
●
We decide how to vote on proposals seeking to introduce cumulative voting for director appointments, taking into account the background, and so on.
●
We decide how to vote on proposals seeking to terminate cumulative voting for director appointment, taking into account the background, and so on.
13. Takeover Defense
We believe that management and shareholder interest is not always aligned. As such, we generally vote against the creation, amendment and renewal of takeover defense measures that we judge decrease shareholder value or infringes shareholder rights. We generally vote against the reappointment of directors if takeover defense measures are not part of proposals at an AGM but are regarded to decrease shareholder value or infringes shareholder rights.
●
Relaxing requirements to amend articles of incorporation and company policies
●
We decide how to vote on proposals seeking to relax requirements to amend articles of incorporation or company policies, taking into account the impact on shareholder value and rights, and so on.
●
Relaxing of requirements for merger approval
●
We decide how to vote on proposals seeking to relaxing requirements for merger approval, taking into account the impact on shareholder value and rights, and so on.
14. Environment, Social and Governance (ESG)
We support the United Nations Principles for Responsible Investment (UN PRI) and acknowledge that company’s ESG practices are an important factor in investment decision making. Thus, we consider voting against the reappointment of top executives and directors in charge if we judge that there is an issue that could significantly damage corporate value. We consider voting for proposals related to ESG materiality, including climate change or diversity, if we judge that such proposals contribute to preventing from damaging or expanding corporate value. If not, we consider voting against such proposals.
15. Disclosure
Disclosure and constructive dialogues based thereon are important in proxy voting and investment decision making. Furthermore, proactive disclosure and effective engagement are desirable as demand for ESG disclosure, including climate change, has been increasing, and the disclosure frameworks have been rapidly progressing.
●
We generally vote against proposals that lack sufficient disclosure to make proxy voting decisions.
●
We generally vote for proposals seeking to enhance disclosures if such information is beneficial to shareholders.
●
If a company’s financial and non-financial disclosures is significantly poor, and if the level of investor relations activities by management or people in charge is significantly low, we consider voting against the reappointment of top executives and directors in charge.
16. Conflict of Interest
We abstain from voting proxies of the following companies that are likely to have a conflict of interest. We also abstain from voting proxies with respect to the following investment trusts that are managed by us or Invesco group companies, as a conflict of interest may rise.
●
Companies and investment trusts that we abstain from voting proxies:

●
Invesco Ltd.
We have established the Conflict of Interest Management Policy. In the situation that may give rise to a conflict of interest, we aim to control it in the best interests of clients (investors) and beneficiaries. The Compliance department is responsible for governing company-wide control of a conflict of interest. The Compliance department is independent of the Investment and Sales departments and shall not receive any command or order for the matters compliant with the laws and regulations, including a conflict of interest, from the Investment and Sales departments.
Proxy voting and stewardship activities are reported to the Responsible Investment Committee. The Responsible Investment Committee approves them. Besides, the Compliance department reviews whether conflicts of interest are properly managed in proxy voting and then reports the results to the Conflict of Interest Oversight Committee. Furthermore, the results are reported to the Executive Committee in Tokyo and the Invesco Proxy Advisory Committee.
17. Shareholder Proposals
We vote on a case-by-case basis on shareholder proposals while we follow the Proxy Voting Guidelines in principle.
DISCLAIMER: The English version is a translation of the original in Japanese for information purposes only. In case of a discrepancy, the Japanese original will prevail. You can download the Japanese version from our website: http://www.invesco.co.jp/footer/proxy.html.
2092318-JP

APPENDIX F - CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Funds' equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.
All information listed below is as of December 1, 2025.
Invesco Premier Portfolio
Name and Address of Principal Holder	Percentage Owned of Record
	Investor Class Shares	Institutional Class Shares	Personal Investment Class Shares	Private Investment Class Shares	Reserve Class Shares	Resource Class Shares

CATHERINE N WYLIE TTEE JYL HARRISON TRUST HOUSTON, TX	-	-	-	-	-	19.75%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	59.10%	-	-	-	-	-

IINVESCO ADVISORS INC ATTN CORPORATE CONTROLLER 1331 SPRING STREET NW ATLANTA, GA 30309	-	-	36.50%	43.48%	100.00%*	-

MATRIX TRUST COMPANY TRUSTEE FBO EMERICK & COMPANY PA 401(K) PLAN 717 17TH STREET, SUITE 1300 DENVER, CO 80202			63.50%

MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 1 NEW YORK PLAZA FLOOR 12 NEW YORK, NY 10004-1901	-	29.87%	-	-	-	-

NATIONAL FINANCIAL SERVICES FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BOULEVARD, FLOOR 5 JERSEY CITY, NJ 07310-2010	-	21.62%	-	-	-	-

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0001	29.16%	-	-	-	-	-

RIC R WAUGH PASADENA, CA	-	-	-	55.07%	-	-

F-1

Name and Address of Principal Holder	Percentage Owned of Record
	Investor Class Shares	Institutional Class Shares	Personal Investment Class Shares	Private Investment Class Shares	Reserve Class Shares	Resource Class Shares
WILLIAM R LEMMONS ANGELIENE B LEMMONS BOERNE, TX	-	-	-	-	-	78.57%
___________________________
*Owned of record and beneficially
Invesco Premier U.S. Government Money Portfolio
Name and Address of Principal Holder	Percentage Owned of Record
	Investor Class Shares	Institutional Class Shares

CALHOUN & CO COMERICA BANK 411 WEST LAFAYETTE DETROIT, MI 48226	-	6.33%

CHARLES SCHWAB & COMPANY, INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO, CA 94105-1901	72.80%	-

HARE & CO PO BOX 223910 PITTSBURGH, PA 15251-2910	-	21.41%

MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 1 NEW YORK PLAZA FLOOR 12 NEW YORK, NY 10004	5.71%	39.70%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0001	19.98%	-

Management Ownership
As of December 1, 2025, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.
F-2

APPENDIX G - MANAGEMENT FEES
For the last three fiscal years or periods, as applicable, ended August 31, the management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund were as follows:

	2025			2024			2023
Fund Name	Management Fee Payable	Amounts Waived and/or Reimbursed that Reduced the Management Fee	Net Management Fee Paid	Management Fee Payable	Amounts Waived and/or Reimbursed that Reduced the Management Fee	Net Management Fee Paid	Management Fee Payable	Amounts Waived and/or Reimbursed that Reduced the Management Fee	Net Management Fee Paid
Invesco Premier Portfolio	$21,719,795	$(6,081,509)	$15,638,286	$16,066,050	$(4,498,492)	$11,567,558	$8,397,974	$(2,351,435)	$6,046,539
Invesco Premier U.S. Government Money Portfolio	$53,940,194	$(15,103,171)	$38,837,023	$48,809,749	$(13,666,724)	$35,143,025	$42,471,774	$(11,892,108)	$30,579,666
G-1

APPENDIX H - CERTAIN FINANCIAL INTERMEDIARIES THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS
4U Platform LLC
Admin Partners LLC
ADP Broker Dealer Inc
Alight Financial Solutions LLC
Allianz Life
Allstate
Alta Montclair
Altruist Financial LLC
American Enterprise Investment
American Fidelity Assurance Company
American General
American United Life Insurance Company
Apex Clearing
Aretec Group Inc
Ascensus LLC
Avantax Investment Services Inc
AXA Advisors LLC
AXA Equitable
AXOS Financial Inc.
Bank of Oklahoma – Nabank & Co
Bay Bridge Administrators LLC
Benefit Plans Administrators
Benefit Trust Company
BMO Harris Bank NA
BOSC Inc
Brighthouse Life Insurance Co
Broadway National Bank
Brown Brothers Harriman & Co
Cadaret Grant and Co Inc
Cambridge Investment Research Inc
Carson Pacific Llc
Cavu Securities, LLC
Cetera Advisor Networks LLC
Cetera Financial Group Inc
Cetera Investment Services LLC
Charles Schwab and Company Inc
Citibank NA
Citigroup Global Markets
CoBank
Comerica Bank
Commonwealth Financial Network
CUSO Financial Services LP
Delaware Life Insurance Company
Educators Benefit Consultants LLC
Edward Jones & Co
Ekon Benefits
Empire Fidelity Investments
Empower
Envestnet Asset Management Inc
Envoy Plan Services Inc
Equitable Advisors LLC
Equitable Life
Fidelity Brokerage Services
Fidelity Institutional
Fidelity Investments
Fifth Third
Financial Data Services Inc
First Command
First Financial Administrators
Frost Brokerage Services Inc
Frost National Bank
Genworth Financial
Goldman Sachs & Co
Guardian Insurance & Annuity Co Inc
GWN Securities Inc
Hantz Financial Services Inc
Hare and Company
Hartford Life
Hightower Holding Llc
Hilltop Securities Inc
Huntington Securities Inc
Institutional Cash Distributors LLC
Jackson National Life Distributors Llc
Janney Montgomery Scott LLC
Jefferson National Life Insurance Company
Jefferson National Life Insurance Company of New York
John Hancock
JP Morgan Chase Bank
JP Morgan Clearing Corp
JP Morgan Securities LLC
Kestra Investment Services LLC
Key Bank National Association
Legend Group Adviserv
Lincoln Benefit Life Company
Lincoln Financial
Lincoln Investment Planning
Lincoln National Life Insurance
LPL Financial LLC
Merrill Lynch
Merrill Lynch Pierce Fenner and Smith Inc
Metropolitan Life Insurance Company
Mitsubishi UFJ Trust and Banking
MML Investors Services LLC
Moreton Asset Management
Moreton Capital Markets LLC
Morgan Stanley
MSCS Financial Services Inc
Mutual Securities Inc
National Benefit Services LLC
National Financial Services Corporation
National Financial Services LLC
National Plan Administrators Inc
Nationwide
Nationwide Life Insurance Company
New York Life Insurance and Annuity Corporation
Newport Retirement Plan Services Inc
Next Financial Group Inc
Northwestern Mutual Investment Services
Oppenheimer & Co Inc
Osaic, Inc
Pacific Financial Group
Pacific Life Insurance Company
Penserv Plan Services Inc
Pershing
Pershing LLC
Pfs Shareholder Services
Plains Capital Bank
PNC Capital Markets LLC
PNC Investments LLC
Primerica Financial Services
Principal Life Insurance Company
Protective Life
Pruco Life Insurance Company
Pruco Life Insurance Company of New Jersey
Pruco Securities LLC
Prudential
Raymond James
RBC Capital Markets LLC
RBC Wealth Management
Reliance Trust Company
Riversource Life Insurance Company
Robert W Baird and Co Inc
Rockefeller Capital LLC
Sammons Financial Network LLC
Sanctuary Wealth Group
SB Business Services LLC
Schools First Plan Administration
Security Distributors Inc
Security Financial Resources
SEI Private Trust Company
Sorrento Pacific Financial LLC
Standard Insurance Company
State Street Corporation
Steward Partners
Stifel Nicolaus & Co Inc
Sungard
T Rowe Price Associates Inc
Talcott Resolution Life Insurance Company
TCG Administrators
TD Ameritrade
TDS Group Inc
Texas Capital Bank
The OMNI Group
TIAA-CREF
Transamerica Financial Life Insurance Company
Transamerica Life Insurance Company
Treasury Curve
Truist
Trust Management Network LLC
UBS Financial Services Inc
Ultimate Asset Services LLC
UMB Bank
US Bancorp Investments Inc
US Bank
VALIC Financial
Vanguard Brokerage Services
Vanguard Group Inc
Variable Annuity Life Insurance Co
VOYA Financial Advisors Inc
VOYA Insurance and Annuity Company
VOYA Retirement Insurance and Annuity Company
VOYA Services Company
VRSCO-American General Distributors
Wedbush Securities Inc
Wells Fargo
Wells Fargo Securities LLC
Western International Securities Inc
Zions First National Bank
Zurich American Life Insurance Company
H-1

H-2

APPENDIX I - ADMINISTRATIVE SERVICES FEES
For the last three fiscal years or periods, as applicable, ended August 31, the Funds paid no fees to Invesco for Administrative services.
I-1

APPENDIX J - RESEARCH SERVICES AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS
RESEARCH SERVICES
During the last fiscal year or period, as applicable, ended August 31, 2025, the Funds did not allocate any transactions to broker-dealers that provided the Adviser with certain research, statistics and other information.

REGULAR BROKER-DEALERS
During the last fiscal year or period, as applicable, ended  August 31, 2025, the Funds did not purchase securities of its regular brokers or dealers.
J-1

APPENDIX K - AMOUNTS PAID TO INVESCO DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS
A list of amounts paid by each class of shares of Invesco Premier Portfolio to Invesco Distributors pursuant to the Plan for the fiscal year or periods, as applicable, ended August 31, 2025 follows:

Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio
Class	Amount	Class	Amount
Personal Investment Class	$71,880	Personal Investment Class	$0
Private Investment Class	$81	Private Investment Class	$0
Reserve Class	$99	Reserve Class	$0
Resource Class	$1,131	Resource Class	$0
K-1

APPENDIX L - ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS
An estimate by category of the allocation of actual fees paid by the following classes of shares of Invesco Premier Portfolio during the fiscal year or periods, as applicable, ended August 31, 2025, follows:

Invesco Premier Portfolio	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Advertising	$0	$0	$0	$0
Printing and Mailing prospectuses, semi- annual reports and annual reports (other than to current shareholders)	0	0	4	0
Seminars	0	0	0	0
Compensation to Underwriters to partially offset other marketing expenses	44	2	9	0
Compensation to Dealer including Finders’ Fees	71,834	79	86	1,131
Compensation to Sales Personnel	2	0	0	0
Travel Expenses Related to Marketing	0	0	0	0
Annual Report Total*	$71,880	$81	$99	$1,131
*Net of 12b-1 fee waiver.
L-1

PART C. OTHER INFORMATION
Item 28. Exhibits.
Exhibit Number			Description
a			Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated September 20, 2022. (23)
b			Bylaws of Registrant, adopted effective September 20, 2022. (19)
c			Articles II, VI, VII, VIII and IX of the Third Amended and Restated Agreement and Declaration of Trust and Articles IV, V and VI of the Bylaws, define rights of holders of shares.
d	(1)	(a)	Amended and Restated Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. dated July 1, 2020. (10)
d	(1)	(b)	Amendment No. 1, dated March 31, 2021, to the Amended and Restated Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. dated July 1, 2020. (15)
d	(2)	(a)
Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset
Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior
Secured Management, Inc. dated July 1, 2020. (10)

d	(2)	(b)
Amendment No. 1, dated March 31, 2021, to the Amended and Restated Master Intergroup Sub-Advisory Contract for
Mutual Funds between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset
Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd.,
Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. dated July 1, 2020. (15)

d	(2)	(c)
Amendment and Assumption Agreement between Invesco Advisers, Inc., on behalf of Registrant, and Invesco
Management S.A. (through its assumption of the duties and obligations of Invesco Asset Management Deutschland
GmbH under the Sub-Advisory Contract) dated September 11, 2025.(36)

d	(3)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC on behalf of Premier Portfolio and Premier Tax-Exempt Portfolio dated July 1, 2020. (8)
d	(3)	(b)
Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers,
Inc. and Invesco Capital Management, LLC on behalf of Premier Portfolio and Premier Tax-Exempt Portfolio dated
July 1, 2020. (9)

d	(3)	(c)
Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers,
Inc. and Invesco Capital Management, LLC on behalf of Premier Portfolio and Premier Tax-Exempt Portfolio dated
July 1, 2020. (9)

d	(3)	(d)
Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers,
Inc. and Invesco Capital Management, LLC on behalf of Premier Portfolio and Premier Tax-Exempt Portfolio dated
July 1, 2020. (9)

d	(3)	(e)
Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco
Advisers, Inc. and Invesco Capital Management, LLC on behalf of Premier Portfolio and Premier Tax-Exempt Portfolio dated July 1, 2020. (11)

d	(3)	(f)
Amendment No. 5, dated January 13, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers,
Inc. and Invesco Capital Management, LLC on behalf of Premier Portfolio and Premier Tax-Exempt Portfolio dated
July 1, 2020. (12)

d	(3)	(g)
Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers,
Inc. and Invesco Capital Management, LLC on behalf of Premier Portfolio and Premier Tax-Exempt Portfolio dated
July 1, 2020. (13)

d	(3)	(h)
Amendment No. 7, dated July 1, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc.
and Invesco Capital Management, LLC on behalf of Premier Portfolio and Premier Tax-Exempt Portfolio dated July 1,
2020. (17)

Exhibit Number			Description
d	(3)	(i)
Amendment No. 8, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers,
Inc. and Invesco Capital Management, LLC on behalf of Premier Portfolio and Premier Tax-Exempt Portfolio dated
July 1, 2020. (17)

d	(3)	(j)
Amendment No. 9, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers,
Inc. and Invesco Capital Management, LLC on behalf of Premier Portfolio and Premier Tax-Exempt Portfolio dated
July 1, 2020. (17)

d	(3)	(k)
Amendment No. 10, dated April 29, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers,
Inc. and Invesco Capital Management, LLC on behalf of Premier Portfolio and Premier Tax-Exempt Portfolio dated
July 1, 2020. (17)

d	(3)	(l)
Amendment No. 11, dated September 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco
Advisers, Inc. and Invesco Capital Management, LLC on behalf of Premier Portfolio dated July 1, 2020. (19)

d	(3)	(m)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (20)
d	(3)	(n)	Amendment No. 13, dated February 21, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (20)
d	(3)	(o)	Amendment No. 14, dated April 24, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (20)
d	(3)	(p)	Amendment No. 15, dated June 14, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (20)
d	(3)	(q)	Amendment No. 16, dated September 21, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (23)
d	(3)	(r)	Amendment No. 17, dated December 1, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC, dated July 1, 2020. (25)
d	(3)	(s)	Amendment No. 18, dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC, dated July 1, 2020. (25)
d	(3)	(t)	Amendment No. 19, dated April 29, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC, dated July 1, 2020. (26)
d	(3)	(u)	Amendment No. 20, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC, dated July 1, 2020. (30)
d	(3)	(v)	Amendment No. 21, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC, dated July 1, 2020. (33)
d	(3)	(w)	Amendment No. 22, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC, dated July 1, 2020. (33)
d	(3)	(x)	Amendment No. 23, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC, dated July 1, 2020. (33)
d	(3)	(y)	Amendment No. 24, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC, dated July 1, 2020. (33)
d	(3)	(z)	Amendment No. 25, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC, dated July 1, 2020. (33)
d	(3)	(u)	Amendment No. 26, dated June 16, 2025, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC, dated July 1, 2020. (33)
d	(4)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (9)
d	(4)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (9)

Exhibit Number			Description
d	(4)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (9)
d	(4)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (9)
d	(4)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (11)
d	(4)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (12)
d	(4)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (13)
d	(4)	(h)	Amendment No. 7, dated July 1, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (17)
d	(4)	(i)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (17)
d	(4)	(j)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (17)
d	(4)	(k)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (17)
d	(4)	(l)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (19)
d	(4)	(m)	Amendment No. 12, dated September 28, 2022, to Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (20)
d	(4)	(n)	Amendment No. 13, dated January 23, 2023, to Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (20)
d	(4)	(o)	Amendment No. 14, dated April 24, 2023, to Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (21)
d	(4)	(p)	Amendment No. 15, dated June 14, 2023, to Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (23)
d	(4)	(q)	Amendment No. 16, dated September 21, 2023, to Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (23)
d	(4)	(r)	Amendment No. 17, dated December 1, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (25)
d	(4)	(s)	Amendment No. 18, dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (25)
d	(4)	(t)	Amendment No. 19, dated April 29, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (26)
d	(4)	(u)	Amendment No. 20, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (30)
d	(4)	(v)	Amendment No. 21, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (33)
d	(4)	(w)
Termination Agreement dated December 25, 2024, with respect to the Amended and Restated Sub-Advisory Contract –
Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (33)

Exhibit Number			Description
e	(1)
Underwriting Agreement, dated December 7, 2007, between Registrant and A I M Distributors, Inc., with respect to
Institutional Class Shares of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money
Portfolio. (3)

e	(2)	(a)	Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (8)
e	(2)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (9)
e	(2)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (9)
e	(2)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (9)
e	(2)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (14)
e	(2)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (12)
e	(2)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (13)
e	(2)	(h)	Amendment No. 7, dated July 15, 2021, to the Amended and Restated Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (17)
e	(2)	(i)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (17)
e	(2)	(j)	Amendment No. 9, dated February 28. 2022, to the Amended and Restated Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (17)
e	(2)	(k)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (17)
e	(2)	(l)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (19)
e	(2)	(m)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (20)
e	(2)	(n)	Amendment No. 13, dated February 10, 2023, to the Amended and Restated Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (20)
e	(2)	(o)	Amendment No. 14, dated February 21, 2023, to the Amended and Restated Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (20)
e	(2)	(p)	Amendment No. 15, dated April 24, 2023, to the Amended and Restated Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (21)
e	(2)	(q)	Amendment No. 16, dated June 14, 2023, to the Amended and Restated Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (21)
e	(2)	(r)	Amendment No. 17, dated September 21, 2023, to the Amended and Restated Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2020. (23)
e	(2)	(s)	Amendment No. 18, dated December 1, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (25)
e	(2)	(t)	Amendment No. 19, dated December 19, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (25)

Exhibit Number			Description
e	(2)	(u)	Amendment No. 20, dated December 19, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (25)
e	(2)	(v)	Amendment No. 21, dated April 29, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (26)
e	(2)	(w)	Amendment No. 22, dated June 10, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (30)
e	(2)	(x)	Amendment No. 23, dated September 10, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (30)
e	(2)	(y)	Amendment No. 24, dated September 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (33)
e	(2)	(z)	Amendment No. 25, dated September 10, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (33)
e	(2)	(aa)	Amendment No. 26, dated December 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (33)
e	(2)	(bb)	Amendment No. 27, dated December 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (33)
e	(2)	(cc)	Amendment No. 28, dated December 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (33)
e	(2)	(dd)	Amendment No. 29, dated December 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (34)
e	(2)	(ee)	Amendment No. 30, dated June 16, 2025, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (35)
e	(3)		Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers. (4)
e	(4)		Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks. (4)
f	(1)		Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013. (5)
f	(2)	(a)	Form of Invesco Funds Trustee Deferred Compensation Agreement for Registrant's Non-Affiliated Directors, as approved by the Board of Directors/Trustees on December 31, 2011. (6)
f	(2)	(b)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement. (6)
g	(1)		Custody Agreement between Registrant and The Bank of New York, dated August 30, 2018. (7)
g	(2)		Agreement among JPMorgan Chase Bank, N.A., The Bank of New York, A I M Investment Services, Inc. and Registrant, dated June 20, 2005. (1)
h	(1)		Second Amended and Restated Transfer Agency and Service Agreement between Registrant and Invesco Investment Services, Inc. dated July 1, 2020. (10)
h	(2)	(a)	Third Amended and Restated Master Administrative Services Agreement between Registrant and Invesco Advisers, Inc. dated July 1, 2020. (10)
h	(2)	(b)	Amendment No. 1, dated March 31, 2021, to the Third Amended and Restated Master Administrative Services Agreement between Registrant and Invesco Advisers, Inc. dated July 1, 2020. (15)
h	(3)		Eighth Amended and Restated Memorandum of Agreement, regarding securities lending, dated July 1, 2014, between Registrant, on behalf of all Funds, and Invesco Advisers, Inc. (5)
h	(4)		Memorandum of Agreement, dated December 10, 2025, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc. (*)

Exhibit Number			Description
h	(5)		Third Amended and Restated Interfund Loan Agreement, dated December 30, 2005, between Registrant and AIM Advisors, Inc. (2)
h	(6)		Form of Rule 12d1-4 Fund of Funds Investment Agreement. (16)
i			Legal Opinion -None.
j			Consent of PricewaterhouseCoopers LLP. (*)
k			Omitted Financial Statements – Not applicable.
l			Not applicable.
m	(1)	(a)	Fifth Amended and Restated Distribution and Service Plan (Compensation), effective as of July 1, 2022. (18)
m	(1)	(b)	Amendment No. 1, dated September 28, 2022, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective as of July 1, 2022. (19)
m	(1)	(c)	Amendment No. 2, dated January 23, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective as of July 1, 2022. (20)
m	(1)	(d)	Amendment No. 3, dated February 10, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective as of July 1, 2022. (20)
m	(1)	(e)	Amendment No. 4, dated April 24, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective as of July 1, 2022. (22)
m	(1)	(f)	Amendment No. 5, dated June 14, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective as of July 1, 2022. (22)
m	(1)	(g)	Amendment No. 6, dated September 21, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective as of July 1, 2022. (23)
m	(1)	(h)	Amendment No. 7, dated December 19, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (25)
m	(1)	(i)	Amendment No. 8, dated April 29, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (29)
m	(1)	(j)	Amendment No. 9, dated June 10, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (29)
m	(1)	(k)	Amendment No. 10, dated September 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (30)
m	(1)	(l)	Amendment No. 11, dated September 10, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (30)
m	(1)	(m)	Amendment No. 12, dated September 10, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (33)
m	(1)	(n)	Amendment No. 13, dated December 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (33)
m	(1)	(o)	Amendment No. 14, dated December 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (33)
m	(1)	(p)	Amendment No. 15, dated December 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (33)
m	(1)	(q)	Amendment No. 16, dated December 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (34)
m	(1)	(r)	Amendment No. 17, dated June 16, 2025, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (35)

Exhibit Number	Description
n (1)	Amended and Restated Multiple Class Plan of The Invesco Family of Funds®, effective March 26, 2024. (27)
o	Reserved.
p (1)
Code of Ethics and Personal Trading Policy for North America, dated January 2025 relating to Invesco Advisers, Inc.,
Invesco Canada Ltd., Invesco Senior Secured Management and Invesco Capital Management, LLC. (32)

p (2)	Code of Ethics and Personal Trading Policy for EMEA dated January 2025, relating to Invesco Asset Management Limited and Invesco Asset Management Deutschland (GmbH). (32)
p (3)
Code of Ethics and Personal Trading Policy for APAC, dated January 2025, relating to Invesco Asset Management
(Japan) Limited, Invesco Hong Kong Limited and Invesco Asset Management (India) PVT. LTD. (32)

q	Powers of Attorney for Brown, Deckbar, Hostetler, Jones, Krentzman, Kupor, LaCava, Liddy, Mathai-Davis, Motley, Ressel, Sharp, and Vandivort dated December 18, 2024. (31)
101.INS	XBRL Instance Document- the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

(1)
Incorporated by reference to PEA No. 38 to the Registration Statement filed on December 19, 2005.
(2)
Incorporated by reference to PEA No. 40 to the Registration Statement filed on December 14, 2006.
(3)
Incorporated by reference to PEA No. 41 to the Registration Statement filed on December 18, 2007.
(4)
Incorporated by reference to PEA No. 44 to the Registration Statement filed on December 3, 2009.
(5)
Incorporated by reference to PEA No. 54 to the Registration Statement filed on December 17, 2014.
(6)
Incorporated by reference to PEA No. 56 to the Registration Statement filed on December 16, 2015.
(7)
Incorporated by reference to PEA No. 68 to the Registration Statement filed on December 19, 2018.
(8)
Incorporated by reference to PEA No. 137 to AIM Counselors Series Trust (Invesco Counselors Series Trust) on Form N-1A, filed on August 21, 2020.
(9)
Incorporated by reference to PEA No. 139 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement of Registrant filed on October 9, 2020.
(10)
Incorporated by reference to PEA No. 72 to the Registration Statement filed on December 18, 2020.
(11)
Incorporated by reference to PEA No. 141 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A, filed on February 25, 2021.
(12)
Incorporated by reference to PEA No. 192 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on March 30, 2021.
(13)
Incorporated by reference to PEA No. 163 to AIM Growth Series (Invesco Growth Series) Registration Statement on Form N-1A, filed on April 29, 2021.
(14)
Incorporated by reference to PEA No. 191 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 22, 2021.
(15)
Incorporated by reference to PEA No. 73 to the Registration Statement filed on December 16, 2021.
(16)
Incorporated by reference to PEA No. 193 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 25, 2022.
(17)
Incorporated by reference to PEA No. 105 to AIM Investment Securities Funds (Invesco Investment Securities Funds) on Form N-1A, filed on June 27, 2022.
(18)
Incorporated by reference to PEA No. 121 to AIM Sector Funds (Invesco Sector Funds) on Form N-1A, filed on August 25, 2022.
(19)
Incorporated by reference to PEA No. 74 to the Registration Statement filed on December 15, 2022.
(20)
Incorporated by reference to PEA No. 195 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 28, 2023.
(21)
Incorporated by reference to PEA No. 108 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 27, 2023.
(22)
Incorporated by reference to PEA No. 122 to AIM Sector Funds (Invesco Sector Funds) on Form N-1A, filed on August 25, 2023.
(23)
Incorporated by reference to PEA No. 75 to the Registration Statement filed on December 14, 2023.
(24)
Incorporated by reference to PEA No. 191 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on February 2, 2024.

(25)
Incorporated by reference to PEA No. 104 to AIM International Mutual Funds (Invesco International Mutual Funds) Registration Statement on Form N-1A, filed on February 27, 2024.
(26)
Incorporated by reference to PEA No. 198 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on March 27, 2024.
(27)
Incorporated by reference to PEA No. 94 to Short-Term Investments Trust Registration Statement on Form N-1A on March 28, 2024.
(28)
Incorporated by reference to PEA No. 109 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 28, 2024.
(29)
Incorporated by reference to PEA No. 105 to AIM International Mutual Funds (Invesco International Mutual Funds) Registration Statement on Form N-1A, filed on October 10, 2024.
(30)
Incorporated by reference to PEA No. 76 to the Registration Statement filed on December 19, 2024.
(31)
Incorporated herein by reference to Post Effective Amendment No. 205 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on January 31, 2025.
(32)
Incorporated by reference to Pre Effective Amendment No. 1 to Invesco Senior Income Trust Registration Statement of Form N-2, filed on February 7, 2025
(33)
Incorporated by reference to Post-Effective Amendment No. 199 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 27, 2025.
(34)
Incorporated by reference to Post-Effective Amendment No. 142 to AIM Funds Group (Invesco Funds Group) Registration Statement on Form N-1A, filed on April 29, 2025
(35)
Incorporated by reference to PEA No. 109 to AIM International Mutual Funds (Invesco International Mutual Funds) Registration Statement on Form N-1A, filed on August 22, 2025.
(36)
Incorporated by reference to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Registration Statement on Form N-14, filed on December 10, 2025.
(*)
Filed herewith electronically.
Item 29. Persons Controlled by or Under Common Control with the Fund.
None.
Item 30. Indemnification.
Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust and Article VIII of its Bylaws, and are hereby incorporated by reference. See Item 28(a) and (b) above. Under the Fourth Amended and Restated Agreement and Declaration of Trust effective as of September 20, 2022, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).
The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic issuers with limits up to $100,000,000 and an additional $50,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).
Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco Advisers) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.
Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco Advisers, on behalf of Registrant, and each of Invesco Management S.A. (through its assumption of the duties and obligations of Invesco Asset Management Deutschland GmbH under the Sub-Advisory Contract), Invesco Asset Management Limited, Invesco

Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and a separate Sub-Advisory Agreement with Invesco Capital Management LLC (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, such indemnification by it is against public policy, as expressed in the Act and will be governed by final adjudication of such issue.
Item 31. Business and Other Connections of the Investment Adviser.
The only employment of a substantial nature of Invesco Advisers’ directors and officers is with Invesco Advisers and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd., and Invesco Capital Management LLC (each a Sub-Adviser, collectively the Sub-Advisers) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference. Reference is also made to the caption "Fund Management – The Adviser(s)" in each Prospectus, which comprises Part A of this Registration Statement, and to the caption "Management of the Trust" of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 32(b) of this Part C.
Item 32. Principal Underwriters.
(a) Invesco Distributors, Inc., the Registrant’s principal underwriter, also acts as a principal underwriter to the following investment companies:
AIM Counselor Series Trust (Invesco Counselor Series Trust)
AIM Equity Funds (Invesco Equity Funds)
AIM Funds Group (Invesco Funds Group)
AIM Growth Series (Invesco Growth Series)
AIM International Mutual Funds (Invesco International Mutual Funds)
AIM Investment Funds (Invesco Investment Funds)
AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds (Invesco Sector Funds)
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Dynamic Credit Opportunity Fund
Invesco Senior Loan Fund
Invesco Management Trust
Short-Term Investments Trust
Invesco Actively Managed Exchange-Traded Fund Trust
Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Invesco Exchange-Traded Fund Trust

Invesco Exchange-Traded Fund Trust II
Invesco India Exchange-Traded Fund Trust
Invesco Exchange-Traded Self-Indexed Fund Trust
(b) The following are the Officers and Managers of Invesco Distributors, Inc., the Registrant’s underwriter.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Rocco Benedetto	None	Senior Vice President
David Borrelli	None	Senior Vice President
Frank Dotro	None	Senior Vice President
George Fahey	None	Senior Vice President
Mark W. Gregson	None	Chief Financial Officer, Controller & Financial and Operations Principal
Trisha B. Hancock	None	Chief Compliance Officer & Senior Vice President
Clint Harris	None	Director
Greg Ketron	None	Treasurer
Brian Kramer	None	Director
Brian Kiley	None	Senior Vice President
Brian Levitt	None	Senior Vice President
John McDonough	None	Director, President & Chief Executive Officer
Kevin Neznek	None	Senior Vice President
Melanie Ringold	Secretary, Senior Vice President & Chief Legal Officer	Secretary
Adam Rochlin	None	Senior Vice President
Benjamin Stewart	None	Senior Vice President
Paul E. Temple	None	Senior Vice President
Vanessa Touma	None	Senior Vice President
Terry Gibson Vacheron	None	Executive Vice President
Crissie Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
*
The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Houston, Texas 77046-1173.
(c) Not applicable.
Item 33. Location of Accounts and Records.
Invesco Advisers, Inc., 1331 Spring Street NW, Suite 2500, Atlanta, Georgia 30309, maintains physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 11 Greenway Plaza, Houston, Texas 77046-1173, except for those maintained at its Atlanta offices at the address listed above or at its Louisville, Kentucky offices, 400 West Market Street, Suite 3300, Louisville, Kentucky 40202 and except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431 and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, Missouri 64121-9078.
Records may also be maintained at the offices of:

Invesco Management S.A. 37a Avenue John F. Kennedy 1855 Luxembourg

Invesco Asset Management Ltd. Perpetual Park Perpetual Park Drive Henley-on-Thames Oxfordshire, RG91HH United Kingdom

Invesco Asset Management (Japan) Limited Roppongi Hills Mori Tower 14F 6-10-1 Roppongi Minato-ku, Tokyo 106-6114 Japan

Invesco Hong Kong Limited 45F Jardine House 1 Connaught Place Central, Hong KongP.R.C.

Invesco Senior Secured Management, Inc. 225 Liberty Street New York, NY 10281

Invesco Canada Ltd. 16 York Street Suite 1200 Toronto, Ontario Canada M5J 0E6

Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
Item 34. Management Services.
None.
Item 35. Undertakings.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 18th day of December, 2025.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
By:	/s/ Glenn Brightman
(Glenn Brightman)
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Glenn Brightman	President	December 18, 2025
(Glenn Brightman)	(Principal Executive Officer)
/s/ Beth Ann Brown*	Chair and Trustee	December 18, 2025
(Beth Ann Brown)
/s/ Carol Deckbar*	Trustee	December 18, 2025
(Carol Deckbar)
/s/ Cynthia Hostetler*	Trustee	December 18, 2025
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	December 18, 2025
(Eli Jones)
/s/ Elizabeth Krentzman*	Trustee	December 18, 2025
(Elizabeth Krentzman)
/s/ Jeffrey H. Kupor*	Trustee	December 18, 2025
(Jeffrey H. Kupor)
/s/ Anthony J. LaCava, Jr.*	Trustee	December 18, 2025
(Anthony J. LaCava, Jr.)
/s/ James Liddy*	Trustee	December 18, 2025
(James Liddy)
/s/ Prema Mathai-Davis*	Trustee	December 18, 2025
(Prema Mathai-Davis)
/s/ Joel W. Motley*	Trustee	December 18, 2025
(Joel W. Motley)
/s/ Edward Perkin*	Trustee	December 18, 2025
(Edward Perkin)
/s/ Teresa M. Ressel*	Trustee	December 18, 2025
(Teresa M. Ressel)
/s/ Douglas Sharp*	Trustee	December 18, 2025
(Douglas Sharp)
/s/ Daniel S. Vandivort*	Trustee	December 18, 2025
(Daniel S. Vandivort)
/s/ Adrien Deberghes	Senior Vice President &	December 18, 2025

SIGNATURE	TITLE	DATE
(Adrien Deberghes)	Treasurer (Principal Financial Officer)

/s/ Glenn Brightman		December 18, 2025
(Glenn Brightman)
Attorney-In-Fact
*Glenn Brightman, pursuant to powers of attorney dated December 18, 2024, incorporated by reference to Post-Effective Amendment No. 205 to the Registration Statement of Form N-1A, filed on January 31, 2025.

Exhibit Index
h(4)	Memorandum of Agreement regarding advisory fee waivers, dated December 10, 2025, between Registrant and Invesco Advisers, Inc.
j	Consent of PricewaterhouseCoopers LLP.
101.INS	XBRL Instance Document- the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document